Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
November 30, 2023
STI-NPRT3-0124
1.810711.119
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	35,069	1,146,756
AST SpaceMobile, Inc. (a)(b)	168,609	817,754
AT&T, Inc.	12,684,444	210,181,237
ATN International, Inc.	20,729	630,991
Bandwidth, Inc. (a)	37,243	408,928
Charge Enterprises, Inc. (a)	176,008	29,323
Cogent Communications Group, Inc.	77,255	4,933,504
Consolidated Communications Holdings, Inc. (a)	137,060	589,358
EchoStar Holding Corp. Class A (a)	63,314	662,898
Frontier Communications Parent, Inc. (a)(b)	391,944	8,579,654
GCI Liberty, Inc. Class A (c)	149,409	1
Globalstar, Inc. (a)(b)	1,231,410	1,957,942
IDT Corp. Class B (a)	36,964	1,084,893
Iridium Communications, Inc.	221,394	8,435,111
Liberty Global Ltd.:
Class A	158,279	2,532,464
Class C	529,199	8,911,711
Liberty Latin America Ltd.:
Class A (a)	54,858	371,389
Class C (a)	242,868	1,658,788
Lumen Technologies, Inc. (a)(b)	1,802,922	2,361,828
Ooma, Inc. (a)	39,437	457,469
Shenandoah Telecommunications Co.	87,761	1,954,437
Verizon Communications, Inc.	7,458,846	285,897,567
		543,604,003
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	92,584	615,684
Atlanta Braves Holdings, Inc.	66,134	2,377,517
Atlanta Braves Holdings, Inc. Class A	24,095	972,233
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	4,530
Cinemark Holdings, Inc. (a)(b)	190,170	2,709,923
Cineverse Corp. (a)(b)	8,643	10,285
CuriosityStream, Inc. Class A (a)	37,463	25,853
Dolphin Entertainment, Inc. (a)	7,242	11,370
Electronic Arts, Inc.	437,514	60,381,307
Endeavor Group Holdings, Inc.	334,758	8,137,967
FG Group Holdings, Inc.	23,510	34,560
Gaia, Inc. Class A (a)	15,337	40,950
Golden Matrix Group, Inc. (a)(b)	37,817	93,786
Kartoon Studios, Inc. (a)(b)	56,067	91,950
Liberty Media Corp. Liberty Formula One:
Class A	37,306	2,138,753
Class C	374,467	23,838,569
Liberty Media Corp. Liberty Live:
Class C	101,419	3,473,601
Series A	16,037	528,419
Lions Gate Entertainment Corp.:
Class A (a)(b)	226,691	2,001,682
Class B (a)	106,561	890,850
Live Nation Entertainment, Inc. (a)	250,478	21,095,257
LiveOne, Inc. (a)	123,543	124,778
Loop Media, Inc. (a)	65,166	29,077
Madison Square Garden Entertainment Corp.	75,006	2,271,182
Madison Square Garden Sports Corp.	29,426	4,978,585
Marcus Corp.	41,151	572,410
Motorsport Games, Inc. Class A (a)	314	860
Netflix, Inc. (a)	786,289	372,677,397
Playstudios, Inc. Class A (a)	148,843	355,735
Playtika Holding Corp. (a)	126,357	1,098,042
PodcastOne, Inc.	5,883	13,649
Reading International, Inc.:
Class A (a)	27,398	50,138
Class B (a)(b)	8,583	104,112
Reservoir Media, Inc. (a)(b)	55,634	336,586
Roblox Corp. (a)	852,516	33,512,404
Roku, Inc. Class A (a)	219,518	22,873,776
Skillz, Inc. (a)(b)	25,753	153,488
Sphere Entertainment Co. (a)(b)	45,898	1,570,630
Take-Two Interactive Software, Inc. (a)	279,473	44,212,629
The Walt Disney Co.	3,246,445	300,912,987
TKO Group Holdings, Inc.	105,844	8,184,917
Vivid Seats, Inc. Class A (a)	68,240	564,345
Warner Bros Discovery, Inc. (a)	3,927,865	41,046,189
Warner Music Group Corp. Class A	245,813	8,138,868
		973,257,830
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	10,529,567	1,395,483,515
Class C (a)	8,952,078	1,198,862,286
Angi, Inc. (a)	152,036	342,081
Bumble, Inc. (a)	177,660	2,462,368
BuzzFeed, Inc. (a)(b)	73,974	21,822
CarGurus, Inc. Class A (a)	154,479	3,339,836
Cars.com, Inc. (a)	110,752	2,062,202
DHI Group, Inc. (a)	72,006	177,135
Eventbrite, Inc. (a)	141,126	994,938
EverQuote, Inc. Class A (a)	37,148	389,311
FaZe Holdings, Inc. Class A (a)	41,922	7,504
fuboTV, Inc. (a)(b)	519,757	1,658,025
Getty Images Holdings, Inc. (a)(b)	79,534	391,307
Grindr, Inc. (a)	44,638	299,967
IAC, Inc. (a)	122,970	5,881,655
Izea Worldwide, Inc. (a)	19,053	45,727
Match Group, Inc. (a)	490,726	15,889,708
MediaAlpha, Inc. Class A (a)	40,315	407,988
Meta Platforms, Inc. Class A (a)	3,943,467	1,290,105,229
Nextdoor Holdings, Inc. (a)(b)	262,673	420,277
Outbrain, Inc. (a)	61,295	233,534
Pinterest, Inc. Class A (a)	1,032,922	35,191,653
PSQ Holdings, Inc. (a)(b)	25,472	145,445
QuinStreet, Inc. (a)	91,780	1,146,332
Rumble, Inc. (a)(b)	140,165	620,931
Shutterstock, Inc.	42,804	1,879,524
Snap, Inc. Class A (a)	1,792,607	24,791,755
Society Pass, Inc. (a)	4,312	1,156
Super League Enterprise, Inc. (a)	3,151	5,483
System1, Inc. (a)(b)	36,839	54,522
The Arena Group Holdings, Inc. (a)(b)	23,034	53,439
Travelzoo, Inc. (a)	15,804	160,411
TripAdvisor, Inc. (a)	189,516	3,379,070
TrueCar, Inc. (a)	153,372	427,908
Vimeo, Inc. (a)	270,195	951,086
Yelp, Inc. (a)	120,705	5,276,016
Zedge, Inc. (a)	20,075	35,332
Ziff Davis, Inc. (a)	84,204	5,373,899
ZipRecruiter, Inc. (a)	132,179	1,772,520
Zoominfo Technologies, Inc. (a)	540,014	7,760,001
		4,008,502,898
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)(b)	57,507	81,660
Advantage Solutions, Inc. Class A (a)(b)	170,835	469,796
Altice U.S.A., Inc. Class A (a)	407,002	936,105
AMC Networks, Inc. Class A (a)	53,896	821,375
Boston Omaha Corp. (a)	34,508	500,366
Cable One, Inc.	8,023	4,268,878
Cardlytics, Inc. (a)	65,393	520,528
Cbdmd, Inc. (a)(b)	1,124	787
Charter Communications, Inc. Class A (a)	180,543	72,240,671
Clear Channel Outdoor Holdings, Inc. (a)	652,206	945,699
Comcast Corp. Class A	7,301,669	305,866,914
comScore, Inc. (a)(b)	146,166	98,224
Cumulus Media, Inc. (a)	27,829	135,527
Daily Journal Corp. (a)	1,861	605,904
DallasNews Corp.	3,909	15,011
Direct Digital Holdings, Inc. (a)(b)	7,505	88,109
DISH Network Corp. Class A (a)(b)	445,217	1,629,494
E.W. Scripps Co. Class A (a)	106,055	732,840
Emerald Holding, Inc. (a)	42,037	213,128
Entravision Communication Corp. Class A	132,291	525,195
Fluent, Inc. (a)	74,191	38,394
Fox Corp.:
Class A	547,031	16,159,296
Class B	129,731	3,588,359
Gannett Co., Inc. (a)	252,601	467,312
Gray Television, Inc.	153,956	1,190,080
Harte-Hanks, Inc. (a)	11,206	76,313
iHeartMedia, Inc. (a)	179,686	470,777
Innovid Corp. (a)	142,175	247,385
Integral Ad Science Holding Corp. (a)	97,434	1,421,562
Interpublic Group of Companies, Inc.	683,678	21,016,262
John Wiley & Sons, Inc. Class A	75,683	2,286,383
Lee Enterprises, Inc. (a)	8,452	96,099
Lendway, Inc. (a)	2,977	14,409
Liberty Broadband Corp.:
Class A (a)	29,527	2,448,969
Class C (a)	203,597	16,922,983
Liberty Media Corp. Liberty SiriusXM (a)	338,273	9,129,988
Liberty Media Corp. Liberty SiriusXM Class A	57,767	1,556,243
Magnite, Inc. (a)	213,067	1,721,581
Marchex, Inc. Class B (a)	35,256	52,884
Mediaco Holding, Inc. (a)	178	107
National CineMedia, Inc. (a)	172,140	698,888
News Corp.:
Class A	676,783	14,916,297
Class B (b)	204,131	4,703,178
Nexstar Broadcasting Group, Inc. Class A	58,968	8,369,328
Nextplay Technologies, Inc. (a)(b)	5,001	2,055
Omnicom Group, Inc.	350,698	28,276,780
Paramount Global:
Class A (b)	94,330	1,670,584
Class B	757,667	10,887,675
PubMatic, Inc. (a)	75,976	1,269,559
Saga Communications, Inc. Class A	8,825	177,736
Salem Communications Corp. Class A (a)	7,646	4,572
Scholastic Corp.	50,897	1,933,577
Sinclair, Inc. Class A	71,067	896,155
Sirius XM Holdings, Inc. (b)	1,158,259	5,420,652
Stagwell, Inc. (a)	183,923	923,293
TechTarget, Inc. (a)	45,171	1,337,062
TEGNA, Inc.	355,453	5,449,094
The New York Times Co. Class A	290,419	13,646,789
The Trade Desk, Inc. (a)	791,633	55,778,461
Thryv Holdings, Inc. (a)	51,407	914,531
Townsquare Media, Inc.	23,924	237,805
Troika Media Group, Inc. (a)(b)	31,735	37,447
Urban One, Inc.:
Class A (a)	10,957	45,691
Class D (non-vtg.) (a)	38,819	159,546
WideOpenWest, Inc. (a)	90,571	362,284
		627,720,636
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	110,142	1,104,724
KORE Group Holdings, Inc. (a)	53,177	26,668
NII Holdings, Inc. (a)(c)	149,032	1
Spok Holdings, Inc.	34,618	580,198
SurgePays, Inc. (a)(b)	16,874	108,837
T-Mobile U.S., Inc.	918,491	138,186,971
Telephone & Data Systems, Inc.	171,991	3,388,223
Tingo Group, Inc. (a)(c)	244,146	168,461
U.S. Cellular Corp. (a)	25,691	1,167,142
		144,731,225
TOTAL COMMUNICATION SERVICES		6,297,816,592
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Adient PLC (a)	165,652	5,333,994
American Axle & Manufacturing Holdings, Inc. (a)	202,363	1,408,446
Aptiv PLC (a)	501,962	41,582,532
Atmus Filtration Technologies, Inc. (b)	25,088	548,925
Autoliv, Inc.	135,270	14,016,677
BorgWarner, Inc.	416,400	14,028,516
Cooper-Standard Holding, Inc. (a)	28,839	511,604
Dana, Inc.	225,358	2,976,979
Dorman Products, Inc. (a)	50,311	3,624,404
Fox Factory Holding Corp. (a)	75,606	4,726,131
Garrett Motion, Inc. (a)	268,332	1,985,657
Gentex Corp.	414,287	12,598,468
Gentherm, Inc. (a)	59,068	2,712,403
Holley, Inc. (a)	86,002	355,188
LCI Industries	45,146	4,898,792
Lear Corp.	104,016	13,912,140
Luminar Technologies, Inc. (a)(b)	477,082	1,192,705
Mobileye Global, Inc. (a)(b)	134,798	5,533,458
Modine Manufacturing Co. (a)	92,498	4,550,902
Motorcar Parts of America, Inc. (a)	33,019	318,303
Patrick Industries, Inc.	36,977	3,033,593
Phinia, Inc.	83,897	2,139,374
QuantumScape Corp. Class A (a)(b)	607,414	3,851,005
Solid Power, Inc. (a)(b)	230,593	325,136
Standard Motor Products, Inc.	32,227	1,159,205
Stoneridge, Inc. (a)	46,757	748,112
Strattec Security Corp. (a)	6,022	128,449
Superior Industries International, Inc. (a)	42,371	119,486
Sypris Solutions, Inc. (a)(b)	11,882	22,457
The Goodyear Tire & Rubber Co. (a)	499,306	6,935,360
Visteon Corp. (a)	50,393	5,980,137
Worksport Ltd. (a)(b)	29,425	45,903
XPEL, Inc. (a)	38,256	1,748,299
		163,052,740
Automobiles - 1.7%
Arcimoto, Inc. (a)(b)	2,159	2,202
AYRO, Inc. (a)(b)	4,270	8,284
Canoo, Inc. (a)(b)	709,049	219,805
Envirotech Vehicles, Inc. (a)(b)	23,929	33,022
Faraday Future Intelligent Electric, Inc. (a)(b)	30,325	11,736
Fisker, Inc. (a)(b)	343,439	542,634
Ford Motor Co.	6,977,399	71,588,114
General Motors Co.	2,442,451	77,181,452
Harley-Davidson, Inc.	229,474	6,881,925
Lucid Group, Inc. Class A (a)(b)	1,580,289	6,668,820
Mullen Automotive, Inc. (a)(b)	896,094	136,206
Rivian Automotive, Inc. (a)(b)	1,181,187	19,796,694
Tesla, Inc. (a)	4,899,605	1,176,297,168
Thor Industries, Inc.	94,747	9,386,585
Volcon, Inc. (a)(b)	3,053	419
Winnebago Industries, Inc.	53,934	3,485,754
Workhorse Group, Inc. (a)(b)	283,474	105,367
		1,372,346,187
Broadline Retail - 3.1%
1stDibs.com, Inc. (a)	32,279	137,831
Amazon.com, Inc. (a)	16,110,237	2,353,544,523
Big Lots, Inc.	49,376	260,212
ContextLogic, Inc. (a)(b)	35,744	180,150
Dillard's, Inc. Class A	6,203	2,152,999
eBay, Inc.	942,186	38,639,048
Etsy, Inc. (a)	216,922	16,444,857
Groupon, Inc. (a)(b)	36,837	416,626
Groupon, Inc. rights (a)	36,837	82
Kohl's Corp.	196,279	4,602,743
Macy's, Inc.	482,672	7,655,178
Nordstrom, Inc.	174,734	2,729,345
Ollie's Bargain Outlet Holdings, Inc. (a)	109,522	8,024,677
Qurate Retail, Inc. Series A (a)	622,937	480,907
Savers Value Village, Inc. (b)	41,769	628,623
		2,435,897,801
Distributors - 0.1%
Amcon Distributing Co.	263	46,272
Educational Development Corp. (a)	5,163	4,497
Genuine Parts Co.	249,493	33,127,681
LKQ Corp.	475,250	21,162,883
Pool Corp.	69,296	24,067,887
Weyco Group, Inc.	11,010	324,245
		78,733,465
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	129,079
ADT, Inc.	399,247	2,343,580
Adtalem Global Education, Inc. (a)	73,823	4,205,696
Allurion Technologies, Inc. (b)	61,770	230,402
American Public Education, Inc. (a)	35,371	278,370
Bright Horizons Family Solutions, Inc. (a)(b)	102,602	8,971,519
Carriage Services, Inc.	23,992	541,979
Chegg, Inc. (a)(b)	206,423	2,049,780
Coursera, Inc. (a)	185,366	3,660,979
Duolingo, Inc. (a)	62,556	13,280,013
European Wax Center, Inc. (a)(b)	62,499	892,486
Frontdoor, Inc. (a)	140,809	4,833,973
Graham Holdings Co.	6,585	4,129,783
Grand Canyon Education, Inc. (a)	52,652	7,198,581
H&R Block, Inc.	270,005	12,263,627
Laureate Education, Inc. Class A	239,317	3,142,232
Lincoln Educational Services Corp. (a)	46,114	427,016
Mister Car Wash, Inc. (a)(b)	159,727	1,162,813
Nerdy, Inc. Class A (a)	113,939	296,241
OneSpaWorld Holdings Ltd. (a)	159,866	1,926,385
Perdoceo Education Corp.	117,497	2,046,798
Regis Corp. (a)(b)	1,991	13,678
Rover Group, Inc. Class A (a)	203,335	2,224,485
Service Corp. International	266,261	16,313,811
Strategic Education, Inc.	39,458	3,510,578
Stride, Inc. (a)	72,160	4,371,453
The Beachbody Co., Inc. (a)(b)	4,655	36,030
Udemy, Inc. (a)	163,455	2,432,210
Universal Technical Institute, Inc. (a)	60,645	707,727
Wag! Group Co. (a)	16,732	29,448
WW International, Inc. (a)(b)	141,168	1,017,821
Xwell, Inc. (a)(b)	7,012	16,478
		104,685,051
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	101,977	1,034,047
Airbnb, Inc. Class A (a)	756,544	95,581,769
Allied Esports Entertainment, Inc. (a)	25,037	22,784
ARAMARK Holdings Corp.	461,514	12,927,007
Bally's Corp. (a)	52,017	599,236
Biglari Holdings, Inc. Class B (a)	1,853	270,204
BJ's Restaurants, Inc. (a)	42,226	1,263,824
Bloomin' Brands, Inc.	155,100	3,620,034
Bluegreen Vacations Holding Corp. Class A	17,942	1,337,038
Booking Holdings, Inc. (a)	63,327	197,941,204
Bowlero Corp. Class A (a)(b)	87,133	895,727
Boyd Gaming Corp.	125,811	7,429,140
Brinker International, Inc. (a)	77,871	2,804,135
BurgerFi International, Inc. (a)(b)	21,228	22,077
Caesars Entertainment, Inc. (a)	382,091	17,087,110
Canterbury Park Holding Co.	5,046	96,379
Carnival Corp. (a)	1,778,644	26,786,379
Carrols Restaurant Group, Inc.	60,237	454,789
Cava Group, Inc. (b)	26,799	911,434
Century Casinos, Inc. (a)	43,123	185,429
Chipotle Mexican Grill, Inc. (a)	48,944	107,786,924
Choice Hotels International, Inc. (b)	44,466	4,903,710
Churchill Downs, Inc.	120,681	13,971,239
Chuy's Holdings, Inc. (a)	33,724	1,187,085
Cracker Barrel Old Country Store, Inc. (b)	39,544	2,654,589
Darden Restaurants, Inc.	214,300	33,531,521
Dave & Buster's Entertainment, Inc. (a)	61,242	2,513,372
Denny's Corp. (a)	103,084	978,267
Dine Brands Global, Inc.	28,023	1,218,160
Domino's Pizza, Inc.	62,038	24,374,110
Doordash, Inc. (a)	532,127	50,009,295
Draftkings Holdings, Inc. (a)	823,191	31,478,824
Dutch Bros, Inc. (a)	91,780	2,453,279
El Pollo Loco Holdings, Inc.	49,704	413,040
Empire Resorts, Inc. (c)	2,836	0
Everi Holdings, Inc. (a)	152,649	1,595,182
Expedia, Inc. (a)	244,631	33,313,850
FAT Brands, Inc.:
Class A	29,376	170,381
Class B	2,371	12,519
First Watch Restaurant Group, Inc. (a)	45,919	830,216
Full House Resorts, Inc. (a)	53,281	267,471
GAN Ltd. (a)	71,082	104,491
GEN Restaurant Group, Inc.	5,102	36,990
Global Business Travel Group, Inc. (a)	102,390	636,866
Golden Entertainment, Inc.	39,528	1,408,778
Good Times Restaurants, Inc. (a)	5,599	14,165
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	14,698
Hilton Grand Vacations, Inc. (a)	130,513	4,471,375
Hilton Worldwide Holdings, Inc.	463,773	77,691,253
Hyatt Hotels Corp. Class A	80,989	9,294,298
Inspirato, Inc. (a)(b)	1,614	6,730
Inspired Entertainment, Inc. (a)	44,757	351,790
Jack in the Box, Inc.	36,344	2,627,671
Krispy Kreme, Inc. (b)	153,486	1,995,318
Kura Sushi U.S.A., Inc. Class A (a)	9,978	623,425
Las Vegas Sands Corp.	655,019	30,209,476
Life Time Group Holdings, Inc. (a)(b)	103,164	1,563,966
Light & Wonder, Inc. Class A (a)	161,745	14,301,493
Lindblad Expeditions Holdings (a)	64,842	509,010
Marriott International, Inc. Class A	444,418	90,083,529
Marriott Vacations Worldwide Corp.	59,837	4,362,117
McDonald's Corp.	1,292,813	364,366,416
MGM Resorts International	496,130	19,567,367
Monarch Casino & Resort, Inc.	24,117	1,516,477
Mondee Holdings, Inc. (a)(b)	75,478	199,262
Nathan's Famous, Inc.	5,128	345,832
Noodles & Co. (a)	63,938	195,650
Norwegian Cruise Line Holdings Ltd. (a)(b)	749,288	11,441,628
Papa John's International, Inc. (b)	57,917	3,778,505
Penn Entertainment, Inc. (a)	266,570	6,546,959
Planet Fitness, Inc. (a)	150,083	10,196,639
Playa Hotels & Resorts NV (a)	207,791	1,568,822
PlayAGS, Inc. (a)	67,300	514,845
Portillo's, Inc. (a)	86,920	1,350,737
Potbelly Corp. (a)	40,551	364,959
Rave Restaurant Group, Inc. (a)	8,832	20,137
RCI Hospitality Holdings, Inc.	17,248	1,010,905
Red Robin Gourmet Burgers, Inc. (a)(b)	25,958	229,988
Red Rock Resorts, Inc.	87,234	3,884,530
Royal Caribbean Cruises Ltd. (a)	417,353	44,848,753
Rush Street Interactive, Inc. (a)	106,772	449,510
Sabre Corp. (a)	583,467	2,059,639
SeaWorld Entertainment, Inc. (a)	64,390	3,148,671
Shake Shack, Inc. Class A (a)	66,926	4,053,039
Six Flags Entertainment Corp. (a)	126,646	3,153,485
Soho House & Co., Inc. Class A (a)(b)	74,471	468,423
Sonder Holdings, Inc. (a)(b)	14,952	45,155
Starbucks Corp.	2,031,997	201,777,302
Sweetgreen, Inc. Class A (a)	165,755	1,559,755
Target Hospitality Corp. (a)(b)	48,570	529,899
Texas Roadhouse, Inc. Class A	118,348	13,321,251
The Cheesecake Factory, Inc. (b)	83,631	2,621,832
The ONE Group Hospitality, Inc. (a)(b)	41,898	200,272
Travel+Leisure Co.	130,783	4,661,106
Vacasa, Inc. Class A (a)(b)	6,833	54,391
Vail Resorts, Inc.	68,184	14,817,065
Wendy's Co.	298,560	5,598,000
Wingstop, Inc.	53,059	12,753,261
Wyndham Hotels & Resorts, Inc.	148,896	11,515,617
Wynn Resorts Ltd.	171,190	14,451,860
Xponential Fitness, Inc. (a)	46,290	632,321
Yum! Brands, Inc.	496,126	62,288,619
		1,757,349,103
Household Durables - 0.5%
Aterian, Inc. (a)(b)	120,266	37,715
Bassett Furniture Industries, Inc.	13,883	229,347
Beazer Homes U.S.A., Inc. (a)	52,354	1,377,434
Cavco Industries, Inc. (a)	14,352	4,058,459
Century Communities, Inc.	50,226	3,623,304
Cricut, Inc.	86,313	595,560
D.R. Horton, Inc.	540,191	68,966,185
Dixie Group, Inc. (a)	7,832	6,164
Dream Finders Homes, Inc. (a)(b)	40,724	991,222
Emerson Radio Corp. (a)(b)	16,730	9,203
Ethan Allen Interiors, Inc.	40,398	1,084,282
Flexsteel Industries, Inc.	10,259	173,480
Garmin Ltd.	271,351	33,169,946
GoPro, Inc. Class A (a)	237,479	857,299
Green Brick Partners, Inc. (a)	45,217	2,145,547
Hamilton Beach Brands Holding Co. Class A	12,171	187,799
Helen of Troy Ltd. (a)	42,461	4,459,679
Hooker Furnishings Corp.	18,614	332,818
Hovnanian Enterprises, Inc. Class A (a)	8,315	751,676
Installed Building Products, Inc.	41,664	6,270,849
iRobot Corp. (a)	49,666	1,793,439
KB Home	136,604	7,117,068
Koss Corp. (a)	11,662	34,636
La-Z-Boy, Inc.	77,076	2,712,304
Landsea Homes Corp. (a)	19,593	202,004
Legacy Housing Corp. (a)	15,990	358,176
Leggett & Platt, Inc.	235,642	5,389,133
Lennar Corp.:
Class A	437,310	55,940,695
Class B (b)	35,755	4,102,529
LGI Homes, Inc. (a)	37,165	4,388,072
Lifetime Brands, Inc.	17,450	112,029
Live Ventures, Inc. (a)	2,272	56,527
Lovesac (a)(b)	25,186	522,861
M.D.C. Holdings, Inc.	105,679	4,677,353
M/I Homes, Inc. (a)	49,065	5,176,848
Meritage Homes Corp.	65,203	9,213,184
Mohawk Industries, Inc. (a)	93,506	8,257,515
Nephros, Inc. (a)	3,446	7,754
Newell Brands, Inc.	670,913	5,119,066
Nova LifeStyle, Inc. (a)	738	1,579
NVR, Inc. (a)	5,780	35,578,154
PulteGroup, Inc.	389,063	34,400,950
Purple Innovation, Inc.	108,364	67,229
Skyline Champion Corp. (a)	94,017	5,658,883
Snap One Holdings Corp. (a)	30,708	219,562
Sonos, Inc. (a)	228,873	3,455,982
Taylor Morrison Home Corp. (a)	194,003	8,749,535
Tempur Sealy International, Inc.	304,706	12,285,746
Toll Brothers, Inc.	193,811	16,646,427
TopBuild Corp. (a)	56,205	16,624,315
Traeger, Inc. (a)	120,404	269,705
TRI Pointe Homes, Inc. (a)	174,256	5,084,790
Tupperware Brands Corp. (a)	63,851	109,824
United Homes Group, Inc. (a)(b)	13,902	107,880
Universal Electronics, Inc. (a)	23,102	179,965
Vizio Holding Corp. (a)	187,719	1,257,717
VOXX International Corp. (a)	27,867	299,292
Whirlpool Corp.	97,195	10,584,536
Yunhong CTI Ltd. (a)(b)	2,514	6,612
ZAGG, Inc. rights (a)(c)	43,858	0
		396,097,844
Leisure Products - 0.1%
Acushnet Holdings Corp.	55,814	3,153,491
American Outdoor Brands, Inc. (a)	21,630	185,802
AMMO, Inc. (a)(b)	165,487	337,593
Bowflex, Inc. (a)	53,757	33,050
Brunswick Corp.	123,574	9,746,281
Clarus Corp.	54,243	308,643
Escalade, Inc.	14,848	276,173
Funko, Inc. (a)(b)	65,790	426,319
Hasbro, Inc.	230,959	10,718,807
JAKKS Pacific, Inc. (a)	11,881	349,777
Johnson Outdoors, Inc. Class A	10,633	558,658
Latham Group, Inc. (a)	71,319	161,181
Malibu Boats, Inc. Class A (a)	36,899	1,632,412
Marine Products Corp.	22,074	211,027
MasterCraft Boat Holdings, Inc. (a)	30,461	609,220
Mattel, Inc. (a)	627,882	11,929,758
Peloton Interactive, Inc. Class A (a)(b)	593,391	3,358,593
Polaris, Inc.	94,089	7,759,520
Smith & Wesson Brands, Inc.	81,796	1,124,695
Solo Brands, Inc. Class A (a)(b)	47,114	245,464
Sturm, Ruger & Co., Inc.	30,975	1,361,661
Topgolf Callaway Brands Corp. (a)(b)	257,066	3,151,629
Vista Outdoor, Inc. (a)	103,087	2,908,084
YETI Holdings, Inc. (a)	153,280	6,535,859
		67,083,697
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	51,597	455,602
Abercrombie & Fitch Co. Class A (a)	88,163	6,690,690
Academy Sports & Outdoors, Inc.	135,103	6,872,690
Advance Auto Parts, Inc. (b)	105,063	5,336,150
America's Car Mart, Inc. (a)	10,463	835,680
American Eagle Outfitters, Inc.	327,412	6,230,650
Arhaus, Inc. (a)	76,275	710,883
Arko Corp.	126,616	947,088
Asbury Automotive Group, Inc. (a)	36,499	7,658,220
AutoNation, Inc. (a)	47,568	6,434,523
AutoZone, Inc. (a)	32,194	84,024,086
BARK, Inc. (a)	187,609	154,177
Barnes & Noble Education, Inc. (a)	70,687	78,463
Bath & Body Works, Inc.	405,323	13,221,636
Best Buy Co., Inc.	344,999	24,474,229
Beyond, Inc. (a)(b)	79,054	1,519,418
Big 5 Sporting Goods Corp.	38,656	229,230
Boot Barn Holdings, Inc. (a)	53,579	3,926,269
Brilliant Earth Group, Inc. Class A (a)	19,054	48,207
Build-A-Bear Workshop, Inc.	23,020	562,379
Burlington Stores, Inc. (a)	114,974	19,498,441
Caleres, Inc.	61,147	1,856,423
Camping World Holdings, Inc.	73,782	1,559,751
CarMax, Inc. (a)	279,888	17,896,039
CarParts.com, Inc. (a)	91,930	281,306
Carvana Co. Class A (a)(b)	169,157	5,297,997
Chewy, Inc. (a)(b)	205,981	3,588,189
Chico's FAS, Inc. (a)	218,915	1,650,619
Citi Trends, Inc. (a)(b)	15,082	360,158
Conn's, Inc. (a)	29,861	98,541
Designer Brands, Inc. Class A	88,698	1,032,445
Destination XL Group, Inc. (a)	90,443	341,875
Dick's Sporting Goods, Inc.	110,907	14,429,001
Duluth Holdings, Inc. (a)	34,089	170,786
Envela Corp. (a)	9,667	42,341
EVgo, Inc. Class A (a)(b)	184,436	575,440
Express, Inc. (a)(b)	5,587	47,992
Five Below, Inc. (a)	98,592	18,580,648
Floor & Decor Holdings, Inc. Class A (a)(b)	188,256	17,264,958
Foot Locker, Inc.	144,870	3,901,349
GameStop Corp. Class A (a)(b)	475,306	6,915,702
Gap, Inc.	377,806	7,582,566
Genesco, Inc. (a)	21,564	805,847
Group 1 Automotive, Inc.	25,012	7,055,885
Grove Collaborative Holdings, Inc. Class A (a)(b)	35,489	69,913
GrowGeneration Corp. (a)(b)	113,152	300,984
Guess?, Inc.	49,792	1,096,420
Haverty Furniture Companies, Inc.	23,557	738,276
Hibbett, Inc.	22,721	1,421,199
J. Jill, Inc. (a)	8,081	238,470
JOANN, Inc. (a)(b)	13,717	8,024
Kirkland's, Inc. (a)(b)	25,171	61,669
Lands' End, Inc. (a)(b)	23,736	167,576
Lazydays Holdings, Inc. (a)(b)	17,472	120,732
Leslie's, Inc. (a)	334,410	1,648,641
Lithia Motors, Inc. Class A (sub. vtg.)	48,996	13,081,442
LL Flooring Holdings, Inc. (a)	50,665	177,328
Lowe's Companies, Inc.	1,039,629	206,709,434
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	14,593	39,839
MarineMax, Inc. (a)	37,923	1,131,243
Monro, Inc.	56,754	1,641,326
Murphy U.S.A., Inc.	34,722	12,831,515
National Vision Holdings, Inc. (a)	137,272	2,532,668
O'Reilly Automotive, Inc. (a)	107,189	105,300,330
OneWater Marine, Inc. Class A (a)(b)	18,903	507,546
Penske Automotive Group, Inc.	34,863	5,205,046
Petco Health & Wellness Co., Inc. (a)	141,559	427,508
PetMed Express, Inc. (b)	36,754	254,705
Polished.Com, Inc. (a)(b)	3,364	4,138
Rent the Runway, Inc. Class A (a)(b)	77,038	41,500
Revolve Group, Inc. (a)(b)	73,076	973,372
RH (a)	27,211	7,346,154
Ross Stores, Inc.	604,020	78,752,128
RumbleON, Inc.:
Class B (a)	19,100	111,735
rights (a)	19,100	7,209
Sally Beauty Holdings, Inc. (a)	192,306	1,859,599
Shoe Carnival, Inc.	30,232	734,335
Signet Jewelers Ltd.	80,818	6,641,623
Sleep Number Corp. (a)	38,105	386,385
Sonic Automotive, Inc. Class A (sub. vtg.)	29,966	1,536,357
Sportsman's Warehouse Holdings, Inc. (a)	71,936	347,451
Stitch Fix, Inc. (a)	158,044	591,085
The Aaron's Co., Inc.	54,327	478,621
The Buckle, Inc.	55,659	2,146,211
The Cato Corp. Class A (sub. vtg.)	40,576	280,786
The Children's Place, Inc. (a)	21,890	497,998
The Container Store Group, Inc. (a)	52,697	99,070
The Home Depot, Inc.	1,783,789	559,200,014
The ODP Corp. (a)	60,556	2,758,326
The RealReal, Inc. (a)(b)	165,483	373,992
thredUP, Inc. (a)(b)	132,668	258,703
Tile Shop Holdings, Inc. (a)	51,012	344,331
Tilly's, Inc. (a)	36,368	300,763
TJX Companies, Inc.	2,039,103	179,665,365
Torrid Holdings, Inc. (a)(b)	13,880	53,299
Tractor Supply Co.	193,137	39,208,742
Ulta Beauty, Inc. (a)	88,455	37,680,945
Upbound Group, Inc.	81,894	2,383,115
Urban Outfitters, Inc. (a)	100,616	3,591,991
Valvoline, Inc.	245,663	8,411,501
Victoria's Secret & Co. (a)	138,928	3,744,110
Vroom, Inc. (a)(b)	203,379	134,189
Warby Parker, Inc. (a)	138,598	1,442,805
Wayfair LLC Class A (a)	159,092	8,877,334
Williams-Sonoma, Inc.	113,665	21,316,734
Winmark Corp.	5,026	2,161,180
Zumiez, Inc. (a)	26,429	498,980
		1,632,198,579
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	163,095	147,503
Capri Holdings Ltd. (a)	205,539	9,956,309
Carter's, Inc.	65,798	4,486,766
Charles & Colvard Ltd. (a)	34,272	15,045
Columbia Sportswear Co.	62,633	4,906,043
Crocs, Inc. (a)	108,702	11,480,018
Crown Crafts, Inc.	4,622	22,694
Culp, Inc. (a)	17,685	90,017
Deckers Outdoor Corp. (a)	46,416	30,818,832
Delta Apparel, Inc. (a)(b)	10,797	94,150
Figs, Inc. Class A (a)(b)	221,655	1,609,215
Fossil Group, Inc. (a)	73,749	81,124
G-III Apparel Group Ltd. (a)	75,441	2,170,438
Hanesbrands, Inc. (b)	612,277	2,228,688
Kontoor Brands, Inc.	89,151	4,900,630
Lakeland Industries, Inc.	11,118	162,434
Levi Strauss & Co. Class A (b)	177,461	2,748,871
lululemon athletica, Inc. (a)	205,192	91,679,786
Movado Group, Inc.	27,839	727,990
NIKE, Inc. Class B	2,173,938	239,720,143
Oxford Industries, Inc.	26,660	2,410,864
PLBY Group, Inc. (a)(b)	74,729	39,233
PVH Corp.	112,011	10,952,436
Ralph Lauren Corp.	71,338	9,229,710
Rocky Brands, Inc.	12,641	364,946
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	237,303	13,979,520
Steven Madden Ltd.	125,331	4,752,552
Superior Group of Companies, Inc.	18,102	215,233
Tapestry, Inc.	412,093	13,050,985
Toughbuilt Industries, Inc. (a)	21,867	3,674
Under Armour, Inc.:
Class A (sub. vtg.) (a)	352,736	2,871,271
Class C (non-vtg.) (a)	344,579	2,639,475
Unifi, Inc. (a)	23,352	151,788
Vera Bradley, Inc. (a)	41,644	312,746
VF Corp.	582,184	9,739,938
Vince Holding Corp. (a)	3,162	3,953
Wolverine World Wide, Inc.	148,766	1,274,925
		480,039,945
TOTAL CONSUMER DISCRETIONARY		8,487,484,412
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	17,193	4,802
Boston Beer Co., Inc. Class A (a)	16,857	5,980,189
Brown-Forman Corp.:
Class A	88,986	5,359,627
Class B (non-vtg.)	335,937	19,732,939
Celsius Holdings, Inc. (a)	260,589	12,901,761
Coca-Cola Bottling Co. Consolidated	8,315	6,107,534
Constellation Brands, Inc. Class A (sub. vtg.)	286,000	68,780,140
Duckhorn Portfolio, Inc. (a)	73,158	751,333
Keurig Dr. Pepper, Inc.	1,782,326	56,268,032
MGP Ingredients, Inc.	27,093	2,315,097
Molson Coors Beverage Co. Class B	329,947	20,304,938
Monster Beverage Corp.	1,317,692	72,670,714
National Beverage Corp. (a)	41,193	1,958,315
PepsiCo, Inc.	2,443,062	411,142,904
Splash Beverage Group, Inc. (a)(b)	41,300	25,284
The Coca-Cola Co.	6,906,628	403,623,340
The Vita Coco Co., Inc. (a)	55,637	1,561,174
Vintage Wine Estates, Inc. (a)(b)	65,670	33,288
Willamette Valley Vineyards, Inc. (a)	6,462	34,442
Zevia PBC (a)(b)	97,711	210,079
		1,089,765,932
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	713,941	15,542,496
Andersons, Inc.	57,602	2,872,036
BJ's Wholesale Club Holdings, Inc. (a)	239,122	15,442,499
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
Casey's General Stores, Inc.	66,283	18,254,338
Chefs' Warehouse Holdings (a)	63,579	1,710,275
Costco Wholesale Corp.	786,229	466,029,377
Dollar General Corp.	389,194	51,031,117
Dollar Tree, Inc. (a)	371,711	45,939,762
Grocery Outlet Holding Corp. (a)	176,358	4,975,059
HF Foods Group, Inc. (a)	91,427	433,364
Ingles Markets, Inc. Class A	25,166	2,054,049
Kroger Co.	1,172,242	51,895,153
MedAvail Holdings, Inc. (a)(b)	366	816
Natural Grocers by Vitamin Cottage, Inc.	14,534	228,038
Performance Food Group Co. (a)	277,083	18,024,249
PriceSmart, Inc.	45,194	3,045,624
SpartanNash Co.	62,031	1,375,227
Sprouts Farmers Market LLC (a)	180,368	7,770,253
Sysco Corp.	896,221	64,680,270
Target Corp.	818,413	109,511,844
U.S. Foods Holding Corp. (a)	401,850	17,613,086
United Natural Foods, Inc. (a)	104,734	1,523,880
Village Super Market, Inc. Class A	9,757	245,486
Walgreens Boots Alliance, Inc.	1,266,867	25,261,328
Walmart, Inc.	2,532,210	394,239,775
Weis Markets, Inc.	30,818	1,859,866
		1,321,559,267
Food Products - 0.9%
Alico, Inc.	7,630	213,335
Arcadia Biosciences, Inc. (a)	273	764
Archer Daniels Midland Co.	951,320	70,140,824
B&G Foods, Inc. Class A (b)	137,044	1,266,287
Barfresh Food Group, Inc. (a)(b)	3,165	4,653
Benson Hill, Inc. (a)	215,182	43,359
Better Choice Co., Inc. (a)(b)	17,919	6,092
Beyond Meat, Inc. (a)(b)	113,716	828,990
BRC, Inc. Class A (a)(b)	70,839	301,774
Bunge Global SA	266,775	29,310,569
Cal-Maine Foods, Inc.	72,561	3,477,123
Calavo Growers, Inc.	32,133	696,965
Campbell Soup Co.	350,347	14,076,942
Coffee Holding Co., Inc. (a)	10,373	8,506
Conagra Brands, Inc.	848,767	24,011,618
Darling Ingredients, Inc. (a)	281,541	12,351,204
Farmer Brothers Co. (a)	23,211	67,312
Flowers Foods, Inc.	341,866	7,114,231
Fresh Del Monte Produce, Inc.	63,868	1,456,190
Freshpet, Inc. (a)(b)	85,938	6,097,301
General Mills, Inc.	1,038,466	66,108,746
Hormel Foods Corp.	512,157	15,666,883
Ingredion, Inc.	117,288	12,020,847
J&J Snack Foods Corp.	28,131	4,628,956
John B. Sanfilippo & Son, Inc.	16,536	1,521,973
Kellanova	466,187	24,493,465
Laird Superfood, Inc. (a)	5,131	5,388
Lamb Weston Holdings, Inc.	258,761	25,883,863
Lancaster Colony Corp.	36,315	6,024,659
Lifecore Biomedical (a)(b)	46,512	333,491
Lifeway Foods, Inc. (a)	9,213	129,535
Limoneira Co.	25,693	390,534
Local Bounti Corp. (a)(b)	5,099	17,897
Mama's Creations, Inc. (a)	63,595	256,924
McCormick & Co., Inc. (non-vtg.)	444,410	28,811,100
Mission Produce, Inc. (a)	70,289	594,645
Mondelez International, Inc.	2,413,362	171,493,504
Nuzee, Inc. (a)	616	1,509
Pilgrim's Pride Corp. (a)	74,762	1,910,917
Post Holdings, Inc. (a)(b)	89,116	7,613,180
S&W Seed Co. (a)	21,041	13,824
Sadot Group, Inc. (a)	43,281	21,641
Seaboard Corp.	431	1,514,961
Seneca Foods Corp. Class A (a)	11,293	551,889
Sovos Brands, Inc. (a)	114,119	2,500,347
The Hain Celestial Group, Inc. (a)	157,185	1,661,445
The Hershey Co.	265,909	49,969,619
The J.M. Smucker Co.	187,999	20,629,130
The Kraft Heinz Co.	1,417,497	49,768,320
The Real Good Food Co., Inc. (a)	8,530	16,207
The Simply Good Foods Co. (a)	161,251	6,246,864
Tootsie Roll Industries, Inc.	31,681	1,048,324
TreeHouse Foods, Inc. (a)	91,193	3,712,467
Tyson Foods, Inc. Class A	506,427	23,721,041
Utz Brands, Inc. Class A	118,330	1,563,139
Vital Farms, Inc. (a)	46,810	623,509
Westrock Coffee Holdings (a)(b)	59,810	550,252
Whole Earth Brands, Inc. Class A (a)	69,040	224,380
WK Kellogg Co.	115,944	1,298,573
		705,017,987
Household Products - 1.1%
Central Garden & Pet Co. (a)	81,636	3,312,789
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,909	105,539
Church & Dwight Co., Inc.	436,447	42,173,874
Colgate-Palmolive Co.	1,465,634	115,447,990
Energizer Holdings, Inc.	122,118	3,766,119
Kimberly-Clark Corp.	598,961	74,109,445
Oil-Dri Corp. of America	9,041	513,167
Procter & Gamble Co.	4,182,258	642,060,248
Reynolds Consumer Products, Inc.	97,579	2,560,473
Spectrum Brands Holdings, Inc.	62,997	4,367,582
The Clorox Co.	219,694	31,493,135
WD-40 Co.	24,387	5,898,728
		925,809,089
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	233,218	12,337,232
Coty, Inc. Class A (a)	634,685	7,235,409
Cyanotech Corp. (a)	1,622	1,378
Edgewell Personal Care Co.	91,156	3,173,140
elf Beauty, Inc. (a)	96,786	11,429,459
Estee Lauder Companies, Inc. Class A	410,775	52,451,860
Guardion Health Sciences, Inc. (a)	430	2,645
Herbalife Ltd. (a)	176,268	2,270,332
Inter Parfums, Inc.	32,161	4,025,271
Kenvue, Inc.	3,060,112	62,548,689
LifeVantage Corp.	21,148	133,444
Mannatech, Inc.	422	3,794
MediFast, Inc.	19,366	1,285,515
Natural Alternatives International, Inc. (a)	2,209	12,856
Natural Health Trends Corp.	15,505	82,952
Nature's Sunshine Products, Inc. (a)	22,697	388,800
Nu Skin Enterprises, Inc. Class A	90,952	1,548,003
Olaplex Holdings, Inc. (a)	184,425	402,047
Safety Shot, Inc. (a)(b)	39,434	176,664
The Beauty Health Co. (a)(b)	150,301	384,771
The Honest Co., Inc. (a)	101,266	242,026
United-Guardian, Inc.	916	7,438
Upexi, Inc. (a)	2,441	1,851
USANA Health Sciences, Inc. (a)	19,729	932,393
Veru, Inc. (a)(b)	85,887	82,031
		161,160,000
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	24,359	6,333
Altria Group, Inc.	3,147,165	132,306,817
Philip Morris International, Inc.	2,753,773	257,092,247
Turning Point Brands, Inc.	30,692	700,698
Universal Corp.	43,626	2,454,399
Vector Group Ltd.	246,570	2,640,765
		395,201,259
TOTAL CONSUMER STAPLES		4,598,513,534
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
Archrock, Inc.	245,289	3,554,238
Atlas Energy Solutions, Inc.	33,151	565,556
Baker Hughes Co. Class A	1,789,169	60,384,454
Bristow Group, Inc. (a)	41,648	1,072,436
Cactus, Inc.	114,448	4,862,896
Championx Corp.	347,932	10,201,366
Core Laboratories, Inc.	82,404	1,459,375
Diamond Offshore Drilling, Inc. (a)	178,648	2,299,200
DMC Global, Inc. (a)	35,829	571,473
Dril-Quip, Inc. (a)	58,780	1,306,092
Energy Services of America Corp.	12,009	53,920
ENGlobal Corp. (a)	22,963	5,520
Enservco Corp. (a)	19,986	6,256
Expro Group Holdings NV (a)	152,752	2,375,294
Forum Energy Technologies, Inc. (a)	18,113	394,320
Geospace Technologies Corp. (a)	20,460	243,883
Gulf Island Fabrication, Inc. (a)	16,117	68,014
Halliburton Co.	1,594,635	59,049,334
Helix Energy Solutions Group, Inc. (a)	251,657	2,345,443
Helmerich & Payne, Inc.	176,719	6,402,529
Independence Contract Drilling, Inc. (a)(b)	17,283	41,306
KLX Energy Services Holdings, Inc. (a)	24,595	233,653
Kodiak Gas Services, Inc.	30,086	530,416
Liberty Oilfield Services, Inc. Class A	276,966	5,497,775
Mammoth Energy Services, Inc. (a)	36,336	160,605
MIND Technology, Inc. (a)	1,643	8,494
Nabors Industries Ltd. (a)(b)	16,233	1,409,349
Natural Gas Services Group, Inc. (a)	16,673	255,097
NCS Multistage Holdings, Inc. (a)	1,463	18,317
Newpark Resources, Inc. (a)	149,750	1,040,763
Nine Energy Service, Inc. (a)(b)	30,345	66,759
Noble Corp. PLC	191,342	8,828,520
NOV, Inc.	699,008	13,155,331
Oceaneering International, Inc. (a)	178,984	3,697,809
Oil States International, Inc. (a)	112,351	774,098
Patterson-UTI Energy, Inc.	567,867	6,649,723
Profire Energy, Inc. (a)	58,998	98,527
ProFrac Holding Corp. (a)(b)	43,855	353,471
ProPetro Holding Corp. (a)	158,349	1,442,559
Ranger Energy Services, Inc. Class A	24,752	241,332
RPC, Inc.	152,193	1,103,399
Schlumberger Ltd.	2,522,867	131,289,999
SEACOR Marine Holdings, Inc. (a)	44,744	516,793
Select Water Solutions, Inc. Class A	139,617	1,041,543
Smart Sand, Inc. (a)	29,122	56,788
Solaris Oilfield Infrastructure, Inc. Class A	62,480	534,829
Superior Drilling Products, Inc. (a)	18,281	13,162
TechnipFMC PLC	776,124	16,081,289
TETRA Technologies, Inc. (a)	210,342	992,814
Tidewater, Inc. (a)	85,782	5,153,783
Transocean Ltd. (United States) (a)(b)	1,190,254	7,570,015
U.S. Silica Holdings, Inc. (a)	138,308	1,560,114
Valaris Ltd. (a)	112,412	7,711,463
Weatherford International PLC (a)	127,328	11,547,376
		386,898,870
Oil, Gas & Consumable Fuels - 3.7%
Adams Resources & Energy, Inc.	4,141	115,989
Aemetis, Inc. (a)(b)	61,596	273,486
American Resources Corp. (a)(b)	93,679	156,444
Amplify Energy Corp. (a)	64,460	395,784
Antero Midstream GP LP	605,432	8,064,354
Antero Resources Corp. (a)	498,520	11,780,028
APA Corp.	545,935	19,653,660
Barnwell Industries, Inc.	2,008	5,291
Battalion Oil Corp. (a)	7,330	36,870
Berry Corp.	121,163	869,950
California Resources Corp.	114,302	5,853,405
Callon Petroleum Co. (a)	99,261	3,103,891
Camber Energy, Inc. (a)(b)	142,302	34,750
Centrus Energy Corp. Class A (a)	23,297	1,165,316
Cheniere Energy, Inc.	426,908	77,761,292
Chesapeake Energy Corp. (b)	199,644	16,033,410
Chevron Corp.	3,148,220	452,084,392
Chord Energy Corp.	73,729	11,954,420
Civitas Resources, Inc.	152,055	10,444,658
Clean Energy Fuels Corp. (a)	301,483	1,088,354
Clean Energy Technologies, Inc. (a)	38,725	59,637
CNX Resources Corp. (a)	285,063	5,946,414
Comstock Mining, Inc. (a)	126,992	59,051
Comstock Resources, Inc.	166,654	1,644,875
ConocoPhillips Co.	2,125,078	245,595,264
CONSOL Energy, Inc.	50,942	5,433,983
Coterra Energy, Inc.	1,339,379	35,158,699
Crescent Energy, Inc. Class A	135,642	1,546,319
CVR Energy, Inc.	53,006	1,684,001
Delek U.S. Holdings, Inc.	110,298	2,993,488
Devon Energy Corp.	1,137,454	51,151,306
Diamondback Energy, Inc.	317,068	48,958,470
Dorian LPG Ltd.	59,929	2,538,592
DT Midstream, Inc.	171,341	9,816,126
Empire Petroleum Corp. (a)	21,588	195,156
Enviva, Inc. (b)	53,758	65,585
EOG Resources, Inc.	1,033,325	127,171,308
Epsilon Energy Ltd.	30,870	164,537
EQT Corp.	639,776	25,565,449
Equitrans Midstream Corp.	768,243	7,206,119
Evolution Petroleum Corp.	55,563	329,489
Excelerate Energy, Inc.	35,335	590,801
Exxon Mobil Corp.	7,179,107	737,581,453
Gevo, Inc. (a)(b)	391,448	442,336
Granite Ridge Resources, Inc.	46,286	273,550
Green Plains, Inc. (a)	107,610	2,677,337
Gulfport Energy Corp. (a)	17,461	2,392,855
Hallador Energy Co. (a)	41,674	526,343
Hess Corp.	490,377	68,927,391
HF Sinclair Corp.	283,944	14,901,381
HighPeak Energy, Inc. (b)	31,085	478,087
Houston American Energy Corp. (a)(b)	17,123	29,965
International Seaways, Inc.	67,061	3,060,664
Kinder Morgan, Inc.	3,434,520	60,344,516
Kinetik Holdings, Inc.	31,440	1,143,158
Kosmos Energy Ltd. (a)	818,532	5,557,832
Lightbridge Corp. (a)	43,795	140,582
Magnolia Oil & Gas Corp. Class A	336,924	7,243,866
Marathon Oil Corp.	1,070,142	27,213,711
Marathon Petroleum Corp.	709,436	105,840,757
Matador Resources Co.	195,681	11,326,016
Murphy Oil Corp.	264,615	11,317,584
NACCO Industries, Inc. Class A	7,470	258,611
New Fortress Energy, Inc.	118,002	4,540,717
Nextdecade Corp. (a)(b)	126,425	630,861
Northern Oil & Gas, Inc.	159,907	5,983,720
Occidental Petroleum Corp.	1,176,958	69,617,066
ONEOK, Inc.	1,032,651	71,098,021
OPAL Fuels, Inc. (a)	34,444	188,409
Overseas Shipholding Group, Inc. (a)	117,734	571,010
Ovintiv, Inc.	448,910	19,904,669
Par Pacific Holdings, Inc. (a)	99,755	3,418,604
PBF Energy, Inc. Class A	195,365	8,674,206
Peabody Energy Corp.	197,377	4,705,468
Pedevco Corp. (a)	45,076	37,057
Permian Resource Corp. Class A	655,722	8,616,187
Phillips 66 Co.	790,258	101,856,354
Phx Minerals, Inc. Class A	39,198	128,961
Pioneer Natural Resources Co.	413,725	95,835,259
PrimeEnergy Corp. (a)	944	100,763
Range Resources Corp.	427,202	13,884,065
Rex American Resources Corp. (a)	26,922	1,319,716
Riley Exploration Permian, Inc.	6,788	167,664
Ring Energy, Inc. (a)	88,943	146,756
Riskon International, Inc. (a)(b)	1,289	344
SandRidge Energy, Inc.	55,728	769,604
SilverBow Resources, Inc. (a)	21,883	696,098
Sitio Royalties Corp.	142,896	3,147,999
SM Energy Co.	210,561	7,885,509
Southwestern Energy Co. (a)	1,951,367	12,859,509
Stabilis Solutions, Inc. (a)	7,800	36,816
Talos Energy, Inc. (a)	179,325	2,496,204
Targa Resources Corp.	395,540	35,776,593
Tellurian, Inc. (a)(b)	1,007,662	613,666
Texas Pacific Land Corp.	11,057	18,486,751
The Williams Companies, Inc.	2,154,314	79,257,212
U.S. Energy Corp.	20,023	23,227
Uranium Energy Corp. (a)(b)	669,930	4,367,944
VAALCO Energy, Inc.	187,070	869,876
Valero Energy Corp.	626,768	78,571,636
Verde Clean Fuels, Inc. (a)	10,860	29,756
Vertex Energy, Inc. (a)(b)	155,329	525,012
Vital Energy, Inc. (a)	29,715	1,332,421
Vitesse Energy, Inc.	41,896	990,002
W&T Offshore, Inc.	174,607	583,187
World Kinect Corp.	108,702	2,287,090
		2,919,460,397
TOTAL ENERGY		3,306,359,267
FINANCIALS - 13.4%
Banks - 3.4%
1895 Bancorp of Wisconsin, Inc. (a)	15,889	100,260
1st Source Corp.	29,928	1,446,420
ACNB Corp.	14,539	568,184
Affinity Bancshares, Inc. (a)	1,660	23,638
Amalgamated Financial Corp.	30,726	645,246
Amerant Bancorp, Inc. Class A	48,638	1,007,293
American National Bankshares, Inc.	19,270	783,326
Ameris Bancorp	116,982	4,981,094
Ames National Corp.	13,473	248,981
Arrow Financial Corp.	29,038	715,787
Associated Banc-Corp.	265,583	4,711,442
Atlantic Union Bankshares Corp.	134,396	4,108,486
Auburn National Bancorp., Inc.	4,890	106,260
Axos Financial, Inc. (a)	93,230	3,567,912
Banc of California, Inc.	92,601	1,070,468
BancFirst Corp.	27,707	2,400,257
Bancorp, Inc., Delaware (a)	96,960	3,782,410
Bank First National Corp.	14,772	1,192,987
Bank of America Corp.	12,267,059	374,022,629
Bank of Hawaii Corp.	71,805	4,169,716
Bank of Marin Bancorp	24,756	476,058
Bank of the James Financial Group, Inc.	10,484	104,211
Bank OZK	185,780	7,776,751
Bank7 Corp.	5,802	138,088
BankFinancial Corp.	12,817	114,456
BankUnited, Inc.	131,783	3,635,893
Bankwell Financial Group, Inc.	10,418	280,869
Banner Corp.	61,976	2,797,597
Bar Harbor Bankshares	28,077	729,160
BayCom Corp.	17,944	375,030
BayFirst Financial Corp.	7,293	77,306
BCB Bancorp, Inc.	24,133	279,460
Berkshire Hills Bancorp, Inc.	79,586	1,665,735
Blue Foundry Bancorp (a)	44,743	389,264
Blue Ridge Bankshares, Inc.	28,307	76,429
Bogota Financial Corp. (a)	308	2,119
BOK Financial Corp.	49,720	3,568,404
Bridgewater Bancshares, Inc. (a)	40,020	415,007
Broadway Financial Corp. (a)(b)	11,327	85,519
Brookline Bancorp, Inc., Delaware	163,533	1,558,469
Burke & Herbert Financial Services Corp.	12,448	592,027
Business First Bancshares, Inc.	43,033	870,558
BV Financial, Inc. (a)	18,580	224,818
Byline Bancorp, Inc.	59,860	1,196,601
C & F Financial Corp.	5,414	315,853
Cadence Bank	324,879	8,138,219
California Bancorp, Inc. (a)	9,211	210,932
Cambridge Bancorp	14,678	857,636
Camden National Corp.	24,222	817,493
Capital Bancorp, Inc.	15,361	325,192
Capital City Bank Group, Inc.	23,091	617,453
Capitol Federal Financial, Inc.	219,873	1,185,115
Capstar Financial Holdings, Inc.	31,481	517,233
Carter Bankshares, Inc. (a)	39,560	495,687
Catalyst Bancorp, Inc. (a)	460	5,129
Cathay General Bancorp	129,465	4,748,776
CB Financial Services, Inc.	7,002	153,904
Central Pacific Financial Corp.	48,171	846,364
Central Valley Community Bancorp	17,684	304,342
Cf Bankshares, Inc.	562	9,110
Chemung Financial Corp.	5,616	259,459
ChoiceOne Financial Services, Inc.	11,290	282,363
Citigroup, Inc.	3,416,685	157,509,179
Citizens & Northern Corp.	27,787	558,797
Citizens Community Bancorp, Inc.	5,207	55,298
Citizens Financial Group, Inc.	841,234	22,940,451
Citizens Financial Services, Inc.	8,550	486,837
Citizens Holding Co.	9,876	104,192
City Holding Co.	27,037	2,602,852
Civista Bancshares, Inc.	27,243	426,353
CNB Financial Corp., Pennsylvania	33,158	674,434
Coastal Financial Corp. of Washington (a)	19,684	769,054
Codorus Valley Bancorp, Inc.	14,948	302,099
Colony Bankcorp, Inc.	22,325	239,547
Columbia Banking Systems, Inc.	371,962	8,343,108
Columbia Financial, Inc. (a)(b)	56,275	925,724
Comerica, Inc.	233,748	10,570,085
Commerce Bancshares, Inc.	203,178	10,274,711
Community Bank System, Inc.	97,311	4,316,716
Community Trust Bancorp, Inc.	27,110	1,078,707
Community West Bancshares	6,201	85,760
ConnectOne Bancorp, Inc.	63,313	1,244,734
CrossFirst Bankshares, Inc. (a)	79,402	890,890
Cullen/Frost Bankers, Inc.	113,573	11,163,090
Cullman Bancorp, Inc.	14,044	147,462
Customers Bancorp, Inc. (a)	50,220	2,263,415
CVB Financial Corp.	238,639	4,266,865
Dime Community Bancshares, Inc.	63,169	1,269,697
Eagle Bancorp Montana, Inc.	7,301	90,532
Eagle Bancorp, Inc.	54,074	1,283,717
East West Bancorp, Inc.	252,075	15,860,559
Eastern Bankshares, Inc.	278,896	3,335,596
ECB Bancorp, Inc. (a)	16,159	195,685
Enterprise Bancorp, Inc.	14,584	394,206
Enterprise Financial Services Corp.	65,162	2,555,002
Equity Bancshares, Inc.	23,831	601,256
Esquire Financial Holdings, Inc.	12,064	561,820
ESSA Bancorp, Inc.	12,567	209,743
Evans Bancorp, Inc.	9,625	263,533
Farmers & Merchants Bancorp, Inc.	20,518	400,101
Farmers National Banc Corp.	63,290	779,100
FB Financial Corp.	64,376	2,160,459
Fidelity D & D Bancorp, Inc.	7,203	373,331
Fifth Third Bancorp	1,206,661	34,932,836
Financial Institutions, Inc.	26,047	452,176
Finward Bancorp	4,266	89,159
FinWise BanCorp (a)	16,384	187,924
First Bancorp, North Carolina	75,055	2,352,224
First Bancorp, Puerto Rico	320,085	4,801,275
First Bancshares, Inc.	48,829	1,252,464
First Bank Hamilton New Jersey	31,323	381,827
First Busey Corp.	88,598	1,922,577
First Business Finance Services, Inc.	10,952	383,101
First Capital, Inc.	5,994	161,418
First Citizens Bancshares, Inc.	21,114	30,993,029
First Commonwealth Financial Corp.	189,875	2,538,629
First Community Bankshares, Inc.	30,809	1,006,222
First Community Corp.	10,467	184,638
First Financial Bancorp, Ohio	170,708	3,450,009
First Financial Bankshares, Inc.	228,374	5,994,818
First Financial Corp., Indiana	17,800	680,850
First Financial Northwest, Inc.	16,857	202,790
First Foundation, Inc.	90,128	529,953
First Guaranty Bancshares, Inc.	7,645	72,704
First Hawaiian, Inc.	226,015	4,441,195
First Horizon National Corp.	994,683	12,721,996
First Internet Bancorp	13,430	294,654
First Interstate Bancsystem, Inc.	153,925	3,985,118
First Merchants Corp.	111,133	3,408,449
First Mid-Illinois Bancshares, Inc.	31,128	964,657
First National Corp.	8,422	156,228
First Northwest Bancorp	14,734	217,474
First of Long Island Corp.	34,934	397,549
First Savings Financial Group, Inc.	2,120	31,418
First U.S. Bancshares, Inc.	1,526	14,001
First United Corp.	8,158	150,923
First Western Financial, Inc. (a)	10,890	180,774
Five Star Bancorp	19,400	443,290
Flushing Financial Corp.	50,986	720,432
FNB Corp., Pennsylvania	633,692	7,597,967
FNCB Bancorp, Inc.	22,633	135,345
Franklin Financial Services Corp.	7,031	234,554
FS Bancorp, Inc.	12,036	365,293
Fulton Financial Corp.	289,679	4,122,132
FVCBankcorp, Inc. (a)	26,097	291,243
German American Bancorp, Inc.	49,323	1,421,489
Glacier Bancorp, Inc.	197,203	6,631,937
Great Southern Bancorp, Inc.	15,417	783,338
Greene County Bancorp, Inc.	11,912	298,991
Guaranty Bancshares, Inc. Texas	16,206	484,397
Hancock Whitney Corp.	151,768	6,260,430
Hanmi Financial Corp.	52,122	867,310
HarborOne Bancorp, Inc.	71,316	786,615
Hawthorn Bancshares, Inc.	9,175	194,877
HBT Financial, Inc.	21,674	406,388
Heartland Financial U.S.A., Inc.	72,677	2,247,900
Heritage Commerce Corp.	119,086	1,011,040
Heritage Financial Corp., Washington	66,604	1,186,883
Hilltop Holdings, Inc.	80,036	2,357,060
Hingham Institution for Savings (b)	3,277	534,151
HMN Financial, Inc.	8,156	145,177
Home Bancorp, Inc.	11,815	430,657
Home Bancshares, Inc.	336,540	7,464,457
Home Federal Bancorp, Inc.	1,185	15,322
HomeStreet, Inc.	30,534	206,105
HomeTrust Bancshares, Inc.	25,888	597,495
Hope Bancorp, Inc.	213,578	2,093,064
Horizon Bancorp, Inc. Indiana	69,865	760,830
Huntington Bancshares, Inc.	2,578,153	29,030,003
IF Bancorp, Inc.	4,130	59,266
Independent Bank Corp.	77,967	4,445,678
Independent Bank Corp.	39,714	858,617
Independent Bank Group, Inc.	64,009	2,475,868
International Bancshares Corp.	94,239	4,228,504
Investar Holding Corp.	15,702	172,879
John Marshall Bankcorp, Inc.	22,510	444,573
JPMorgan Chase & Co.	5,156,255	804,788,280
Kearny Financial Corp.	121,228	957,701
KeyCorp	1,664,645	20,624,952
Lakeland Bancorp, Inc.	112,936	1,399,277
Lakeland Financial Corp.	44,733	2,484,918
Landmark Bancorp, Inc.	8,781	170,264
LCNB Corp.	17,540	255,382
LINKBANCORP, Inc.	13,965	90,354
Live Oak Bancshares, Inc.	59,319	1,993,118
Luther Burbank Corp.	10,352	88,717
M&T Bank Corp.	294,118	37,697,104
Macatawa Bank Corp.	43,123	418,724
Magyar Bancorp, Inc.	12,011	117,107
Mainstreet Bancshares, Inc.	9,609	200,059
Mercantile Bank Corp.	24,170	831,206
Meridian Corp.	12,304	161,305
Metrocity Bankshares, Inc.	29,056	580,539
Metropolitan Bank Holding Corp. (a)	19,327	753,173
Mid Penn Bancorp, Inc.	23,789	478,635
Middlefield Banc Corp.	13,039	369,656
Midland States Bancorp, Inc.	37,781	853,095
MidWestOne Financial Group, Inc.	23,660	498,280
MVB Financial Corp.	18,523	370,275
National Bank Holdings Corp.	66,366	2,190,742
National Bankshares, Inc.	11,039	298,495
NBT Bancorp, Inc.	82,389	2,927,281
New York Community Bancorp, Inc.	1,282,968	12,072,729
Nicolet Bankshares, Inc.	24,217	1,783,824
Northeast Bank	10,980	562,945
Northeast Community Bancorp, Inc.	25,251	423,459
Northfield Bancorp, Inc.	70,790	675,337
Northrim Bancorp, Inc.	9,472	467,633
Northwest Bancshares, Inc.	223,918	2,494,447
Norwood Financial Corp.	11,832	327,865
Oak Valley Bancorp Oakdale California	10,578	276,192
OceanFirst Financial Corp.	110,342	1,529,340
OFG Bancorp	85,671	2,875,119
Ohio Valley Banc Corp.	8,521	198,539
Old National Bancorp, Indiana	520,904	7,756,261
Old Point Financial Corp.	6,824	110,958
Old Second Bancorp, Inc.	76,007	1,070,939
OP Bancorp	18,311	169,011
Orange County Bancorp, Inc.	8,338	398,640
Origin Bancorp, Inc.	50,108	1,591,931
Orrstown Financial Services, Inc.	17,921	428,850
Pacific Premier Bancorp, Inc.	175,693	3,956,606
PacWest Bancorp	210,234	1,585,164
Park National Corp.	25,883	2,873,013
Parke Bancorp, Inc.	17,798	321,432
Partners Bancorp	10,511	75,154
Pathfinder Bancorp, Inc.	4,716	61,544
Pathward Financial, Inc.	47,179	2,339,607
Patriot National Bancorp, Inc. (a)	606	3,060
PCB Bancorp	21,803	337,947
Peapack-Gladstone Financial Corp.	27,332	678,927
Penns Woods Bancorp, Inc.	11,259	229,796
Peoples Bancorp of North Carolina	7,324	198,480
Peoples Bancorp, Inc.	58,723	1,728,218
Peoples Financial Services Corp.	11,592	492,428
Pinnacle Financial Partners, Inc.	136,023	9,871,189
Pioneer Bancorp, Inc. (a)	8,112	67,127
Plumas Bancorp	9,307	312,622
PNC Financial Services Group, Inc.	706,501	94,642,874
Ponce Financial Group, Inc. (a)	36,871	328,889
Popular, Inc.	128,444	9,477,883
Preferred Bank, Los Angeles	25,407	1,565,833
Premier Financial Corp.	64,269	1,283,452
Primis Financial Corp.	33,221	332,542
Princeton Bancorp, Inc.	7,364	242,791
Prosperity Bancshares, Inc.	165,945	10,008,143
Provident Bancorp, Inc. (a)	26,851	262,066
Provident Financial Holdings, Inc.	15,190	174,685
Provident Financial Services, Inc.	131,514	2,001,643
QCR Holdings, Inc.	31,499	1,564,870
RBB Bancorp	24,194	369,684
Red River Bancshares, Inc.	7,752	393,647
Regions Financial Corp.	1,664,451	27,763,043
Renasant Corp.	98,949	2,695,371
Republic Bancorp, Inc., Kentucky Class A	15,130	710,354
Rhinebeck Bancorp, Inc. (a)	726	4,574
Richmond Mutual Bancorp., Inc.	20,641	235,307
Riverview Bancorp, Inc.	36,754	219,789
S&T Bancorp, Inc.	68,469	1,916,447
Sandy Spring Bancorp, Inc.	80,730	1,777,675
SB Financial Group, Inc.	11,350	154,360
Seacoast Banking Corp., Florida	155,356	3,610,473
ServisFirst Bancshares, Inc.	86,560	4,428,410
Shore Bancshares, Inc.	49,597	592,188
Sierra Bancorp	22,381	419,420
Simmons First National Corp. Class A	229,693	3,672,791
SmartFinancial, Inc.	25,926	554,039
Sound Financial Bancorp, Inc.	3,400	121,924
South Plains Financial, Inc.	20,784	540,384
Southern California Bancorp (a)	28,878	421,908
Southern First Bancshares, Inc. (a)	13,815	405,885
Southern Missouri Bancorp, Inc.	15,520	668,757
Southern States Bancshares, Inc.	11,495	288,754
Southside Bancshares, Inc.	51,280	1,406,610
Southstate Corp.	135,462	10,030,961
Stellar Bancorp, Inc.	85,100	2,030,486
Sterling Bancorp, Inc. (a)	29,851	166,867
Stock Yards Bancorp, Inc.	53,117	2,343,522
Summit Financial Group, Inc.	19,988	467,120
Summit State Bank	8,818	118,867
Synovus Financial Corp.	259,326	7,984,648
TC Bancshares, Inc.	8,801	114,765
Territorial Bancorp, Inc.	13,065	104,389
Texas Capital Bancshares, Inc. (a)	84,772	4,652,287
TFS Financial Corp.	96,244	1,271,383
The First Bancorp, Inc.	14,713	367,678
Third Coast Bancshares, Inc. (a)	22,790	386,291
Timberland Bancorp, Inc./Washington	13,115	382,171
Tompkins Financial Corp.	23,897	1,265,824
TowneBank	126,601	3,324,542
Trico Bancshares	57,630	1,983,625
Triumph Bancorp, Inc. (a)	38,327	2,601,253
Truist Financial Corp.	2,364,610	75,998,565
Trustco Bank Corp., New York	31,580	847,607
Trustmark Corp.	110,460	2,530,639
U.S. Bancorp	2,762,262	105,297,427
UMB Financial Corp.	78,860	5,651,108
Union Bankshares, Inc.	7,001	200,999
United Bancorp, Inc.	8,541	95,745
United Bankshares, Inc., West Virginia	240,056	7,948,254
United Community Bank, Inc.	211,241	5,207,091
United Security Bancshares, California	17,486	139,363
Unity Bancorp, Inc.	6,616	181,477
Univest Corp. of Pennsylvania	49,540	935,811
USCB Financial Holdings, Inc. (a)	20,539	237,842
Valley National Bancorp	767,468	6,983,959
Veritex Holdings, Inc.	100,608	1,925,637
Village Bank & Trust Financial Corp.	98	3,891
Virginia National Bankshares C	7,832	276,000
WaFd, Inc.	115,592	3,089,774
Washington Trust Bancorp, Inc.	28,510	762,357
Webster Financial Corp.	307,661	13,798,596
Wells Fargo & Co.	6,492,349	289,493,842
WesBanco, Inc.	103,697	2,760,414
West Bancorp., Inc.	26,436	468,182
Westamerica Bancorp.	46,150	2,340,267
Western Alliance Bancorp.	193,910	9,932,070
Western New England Bancorp, Inc.	31,628	248,280
William Penn Bancorp, Inc.	19,408	241,630
Wintrust Financial Corp.	109,875	9,412,991
WSFS Financial Corp.	106,879	4,122,323
Zions Bancorp NA	261,498	9,317,174
		2,659,342,629
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	62,313	8,446,527
Alti Global, Inc. Class A (a)	43,953	332,724
Ameriprise Financial, Inc.	181,891	64,300,287
Ares Management Corp.	292,655	32,850,524
Artisan Partners Asset Management, Inc.	122,771	4,622,328
Ashford, Inc. (a)	2,235	11,510
Assetmark Financial Holdings, Inc. (a)	39,285	1,007,267
Associated Capital Group, Inc.	5,126	172,336
B. Riley Financial, Inc. (b)	29,156	536,470
Bakkt Holdings, Inc. Class A (a)(b)	137,822	206,733
Bank of New York Mellon Corp.	1,381,884	66,772,635
Beneficient Class A	136,417	67,854
BGC Group, Inc. Class A	698,597	4,540,881
BlackRock, Inc. Class A	248,968	187,032,231
Blackstone, Inc.	1,259,230	141,499,675
Blue Owl Capital, Inc. Class A	714,215	9,627,618
Bridge Investment Group Holdings, Inc.	55,691	417,126
BrightSphere Investment Group, Inc.	54,091	943,888
Carlyle Group LP	381,142	13,065,548
Cboe Global Markets, Inc.	187,264	34,117,628
Charles Schwab Corp.	2,638,540	161,795,273
CME Group, Inc.	638,291	139,377,223
Cohen & Co., Inc.	486	2,989
Cohen & Steers, Inc.	45,113	2,638,659
Coinbase Global, Inc. (a)(b)	299,132	37,307,743
Diamond Hill Investment Group, Inc.	5,507	884,369
Donnelley Financial Solutions, Inc. (a)	45,246	2,670,419
Evercore, Inc. Class A	61,810	9,120,066
FactSet Research Systems, Inc.	67,682	30,691,080
Federated Hermes, Inc.	157,048	4,997,267
Forge Global Holdings, Inc. Class A (a)	196,774	649,354
Franklin Resources, Inc.	507,583	12,588,058
GCM Grosvenor, Inc. Class A	79,134	638,611
Goldman Sachs Group, Inc.	584,884	199,761,281
Greenhill & Co., Inc.	26,471	396,800
Hamilton Lane, Inc. Class A	64,351	6,296,745
Heritage Global, Inc. (a)	48,795	136,626
Houlihan Lokey	91,318	9,836,775
Interactive Brokers Group, Inc.	190,290	14,812,174
Intercontinental Exchange, Inc.	1,014,943	115,541,111
Invesco Ltd.	800,191	11,418,726
Janus Henderson Group PLC	236,614	6,196,921
Jefferies Financial Group, Inc.	311,763	11,048,881
KKR & Co. LP	1,148,086	87,070,842
Lazard Ltd. Class A	198,966	5,965,001
LPL Financial	135,122	30,037,621
MarketAxess Holdings, Inc.	66,706	16,017,445
MarketWise, Inc. Class A	47,537	151,643
Moelis & Co. Class A	117,364	5,568,922
Moody's Corp.	279,812	102,120,188
Morgan Stanley	2,263,660	179,598,784
Morningstar, Inc.	46,282	13,114,468
MSCI, Inc.	140,253	73,050,775
NASDAQ, Inc.	601,783	33,603,563
Northern Trust Corp.	367,614	29,133,410
Open Lending Corp. (a)	181,930	1,162,533
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	546,273
P10, Inc.	78,103	796,651
Perella Weinberg Partners Class A	80,733	946,191
Piper Jaffray Companies	26,669	4,126,494
PJT Partners, Inc.	40,531	3,650,222
Raymond James Financial, Inc.	333,823	35,101,488
Robinhood Markets, Inc. (a)	972,660	8,559,408
S&P Global, Inc.	577,265	240,044,105
Safeguard Scientifics, Inc. (a)(b)	30,517	29,605
SEI Investments Co.	179,080	10,506,624
Siebert Financial Corp. (a)(b)	8,951	16,917
Silvercrest Asset Management Group Class A	19,532	304,309
State Street Corp.	565,452	41,176,215
StepStone Group, Inc. Class A	91,441	2,342,718
Stifel Financial Corp.	184,974	11,287,113
StoneX Group, Inc. (a)	47,665	2,913,761
T. Rowe Price Group, Inc.	397,885	39,840,225
TPG, Inc.	108,084	3,782,940
Tradeweb Markets, Inc. Class A	203,421	19,711,495
U.S. Global Investors, Inc. Class A	16,788	49,525
Value Line, Inc.	1,293	54,371
Victory Capital Holdings, Inc.	65,044	2,091,165
Virtu Financial, Inc. Class A	164,855	2,964,093
Virtus Investment Partners, Inc.	12,572	2,459,335
Westwood Holdings Group, Inc.	13,508	148,588
WisdomTree Investments, Inc.	197,978	1,288,837
		2,360,712,804
Consumer Finance - 0.5%
Ally Financial, Inc.	480,096	14,028,405
American Express Co.	1,032,317	176,288,774
Atlanticus Holdings Corp. (a)(b)	8,957	276,503
Bread Financial Holdings, Inc.	88,956	2,499,664
Capital One Financial Corp.	677,186	75,614,589
Consumer Portfolio Services, Inc. (a)	16,212	153,690
Credit Acceptance Corp. (a)(b)	11,337	5,181,009
CURO Group Holdings Corp. (a)(b)	29,847	22,376
Discover Financial Services	443,682	41,262,426
Encore Capital Group, Inc. (a)(b)	41,751	1,870,445
Enova International, Inc. (a)	55,196	2,274,075
EZCORP, Inc. (non-vtg.) Class A (a)(b)	94,020	770,964
FirstCash Holdings, Inc.	65,818	7,371,616
Green Dot Corp. Class A (a)	79,879	640,630
Katapult Holdings, Inc. (a)	5,640	62,040
LendingClub Corp. (a)	197,668	1,245,308
LendingTree, Inc. (a)	18,680	330,636
Medallion Financial Corp. (b)	35,405	337,410
MoneyLion, Inc. (a)	9,021	371,846
Navient Corp.	151,843	2,601,071
Nelnet, Inc. Class A	31,423	2,636,390
NerdWallet, Inc. (a)	69,223	813,370
Nicholas Financial, Inc. (a)(b)	4,023	29,569
OneMain Holdings, Inc.	213,528	9,032,234
Oportun Financial Corp. (a)	48,533	126,186
OppFi, Inc. Class A (a)	20,996	74,326
PRA Group, Inc. (a)	70,196	1,300,732
PROG Holdings, Inc. (a)	81,249	2,214,848
Regional Management Corp.	15,004	331,888
SLM Corp.	406,358	6,107,561
SoFi Technologies, Inc. (a)(b)	1,678,783	12,238,328
Synchrony Financial	742,568	24,029,500
Upstart Holdings, Inc. (a)(b)	127,582	3,414,094
World Acceptance Corp. (a)(b)	6,351	707,819
		396,260,322
Financial Services - 4.1%
A-Mark Precious Metals, Inc. (b)	31,233	895,138
Acacia Research Corp. (a)	106,616	388,082
Affirm Holdings, Inc. (a)(b)	380,637	13,097,719
Alerus Financial Corp.	31,339	572,564
Apollo Global Management, Inc.	774,290	71,234,680
AppTech Payments Corp. (a)(b)	18,896	31,178
AvidXchange Holdings, Inc. (a)	307,925	3,285,560
Berkshire Hathaway, Inc. Class B (a)	3,235,328	1,164,718,080
Block, Inc. Class A (a)	974,912	61,838,668
BM Technologies, Inc. (a)(b)	21,878	66,947
Cannae Holdings, Inc. (a)	126,629	2,274,257
Cantaloupe, Inc. (a)	103,731	733,378
Cass Information Systems, Inc.	25,830	1,068,071
Corebridge Financial, Inc.	357,447	7,517,110
Enact Holdings, Inc.	52,626	1,458,266
Equitable Holdings, Inc.	577,466	17,722,432
Essent Group Ltd.	189,392	9,155,209
Euronet Worldwide, Inc. (a)	83,810	7,309,908
EVERTEC, Inc.	114,838	4,245,561
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	17,725	2,939,514
Fidelity National Information Services, Inc.	1,049,351	61,533,943
Finance of America Companies, Inc. (a)	79,830	73,228
Fiserv, Inc. (a)	1,080,325	141,101,248
FleetCor Technologies, Inc. (a)	130,698	31,432,869
FlexShopper, Inc. (a)	26,556	38,241
Flywire Corp. (a)	188,001	4,380,423
Global Payments, Inc.	460,154	53,580,332
Guild Holdings Co. Class A	24,369	291,210
i3 Verticals, Inc. Class A (a)	41,003	825,390
International Money Express, Inc. (a)	62,666	1,306,586
Jack Henry & Associates, Inc.	129,400	20,534,486
Jackson Financial, Inc.	129,623	6,186,906
LM Funding America, Inc. (a)	11,991	3,777
loanDepot, Inc. (a)(b)	97,180	178,811
Marqeta, Inc. Class A (a)	772,563	4,905,775
MasterCard, Inc. Class A	1,476,123	610,863,981
Merchants Bancorp	45,538	1,532,354
MGIC Investment Corp.	500,554	8,804,745
Mr. Cooper Group, Inc. (a)	119,318	7,221,125
NCR Atleos Corp.	117,518	2,610,075
Newtekone, Inc.	44,794	606,063
NMI Holdings, Inc. (a)	148,825	4,092,688
Ocwen Financial Corp. (a)	12,933	334,059
Paymentus Holdings, Inc. (a)(b)	30,896	533,574
Payoneer Global, Inc. (a)	462,568	2,396,102
PayPal Holdings, Inc. (a)	1,948,395	112,247,036
Paysign, Inc. (a)	43,478	102,173
PennyMac Financial Services, Inc.	51,454	4,002,607
Priority Technology Holdings, Inc. (a)	16,070	48,210
Radian Group, Inc.	278,375	7,157,021
Remitly Global, Inc. (a)	235,266	5,067,630
Repay Holdings Corp. (a)	132,743	995,573
Rocket Companies, Inc. (a)(b)	217,931	2,035,476
Ryvyl, Inc. (a)	5,350	18,137
Security National Financial Corp. Class A	24,947	198,578
Shift4 Payments, Inc. (a)	100,370	6,606,353
SWK Holdings Corp. (a)	8,653	141,217
The Western Union Co.	664,860	7,732,322
Toast, Inc. (a)(b)	639,152	9,504,190
Usio, Inc. (a)	20,216	33,761
UWM Holdings Corp. Class A (b)	157,254	857,034
Velocity Financial, Inc. (a)	24,588	365,132
Visa, Inc. Class A	2,850,767	731,734,874
Voya Financial, Inc.	187,089	13,378,734
Walker & Dunlop, Inc.	60,426	5,076,993
Waterstone Financial, Inc.	37,668	459,926
WEX, Inc. (a)	76,027	13,424,848
		3,257,108,138
Insurance - 2.3%
AFLAC, Inc.	957,822	79,221,458
Allstate Corp.	464,197	63,998,840
AMBAC Financial Group, Inc. (a)	80,436	1,186,431
American Coastal Insurance Cor (a)(b)	35,027	289,673
American Equity Investment Life Holding Co.	108,835	6,003,339
American Financial Group, Inc.	117,990	13,496,876
American International Group, Inc.	1,262,290	83,071,305
Amerisafe, Inc.	33,731	1,624,485
Aon PLC	359,790	118,187,417
Arch Capital Group Ltd. (a)	661,852	55,390,394
Arthur J. Gallagher & Co.	381,800	95,068,200
Assurant, Inc.	93,801	15,760,444
Assured Guaranty Ltd.	99,079	6,728,455
Axis Capital Holdings Ltd.	137,270	7,733,792
Bright Health Group, Inc. (a)	5,447	35,188
Brighthouse Financial, Inc. (a)	117,026	6,088,863
Brown & Brown, Inc.	416,069	31,096,997
BRP Group, Inc. (a)	114,532	2,003,165
Chubb Ltd.	728,923	167,236,804
Cincinnati Financial Corp.	278,106	28,586,516
Citizens, Inc. Class A (a)(b)	89,803	296,350
CNA Financial Corp.	49,396	2,081,053
CNO Financial Group, Inc.	200,890	5,323,585
Crawford & Co.:
Class A	27,890	311,810
Class B	16,135	166,191
Donegal Group, Inc. Class A	28,391	404,004
eHealth, Inc. (a)	49,391	366,975
Employers Holdings, Inc.	46,903	1,796,854
Enstar Group Ltd. (a)	23,969	6,582,846
Erie Indemnity Co. Class A	44,284	13,092,122
Everest Re Group Ltd.	77,113	31,658,742
F&G Annuities & Life, Inc.	32,144	1,311,797
Fidelity National Financial, Inc.	458,860	20,575,282
First American Financial Corp.	183,218	10,919,793
Genworth Financial, Inc. Class A (a)	813,572	4,791,939
Globe Life, Inc.	153,783	18,935,301
GoHealth, Inc. (a)(b)	8,887	114,465
Goosehead Insurance (a)	42,540	3,117,331
Greenlight Capital Re, Ltd. (a)	58,309	646,064
Hagerty, Inc. Class A (a)	54,191	457,914
Hallmark Financial Services, Inc. (a)	2,524	3,786
Hanover Insurance Group, Inc.	63,327	7,871,546
Hartford Financial Services Group, Inc.	541,808	42,347,713
HCI Group, Inc. (b)	12,326	1,044,875
Heritage Insurance Holdings, Inc. (a)	42,724	375,544
Hippo Holdings, Inc. (a)(b)	26,928	230,234
Horace Mann Educators Corp.	73,757	2,467,909
Investors Title Co.	2,479	374,850
James River Group Holdings Ltd.	66,223	594,683
Kemper Corp.	108,403	4,794,665
Kingstone Companies, Inc. (a)	8,338	21,345
Kingsway Financial Services, Inc. (a)	34,711	254,085
Kinsale Capital Group, Inc.	39,104	13,690,310
Lemonade, Inc. (a)(b)	112,248	1,983,422
Lincoln National Corp.	300,662	7,149,742
Loews Corp.	326,828	22,972,740
Maiden Holdings Ltd. (a)(b)	223,755	400,521
Markel Group, Inc. (a)	23,492	33,807,102
Marsh & McLennan Companies, Inc.	875,492	174,590,615
MBIA, Inc. (a)	80,780	584,847
Mercury General Corp.	48,377	1,802,043
MetLife, Inc.	1,120,462	71,294,997
Midwest Holding, Inc. (a)	3,369	88,301
National Western Life Group, Inc.	4,048	1,941,542
NI Holdings, Inc. (a)	9,696	129,151
Old Republic International Corp.	467,697	13,708,199
Oscar Health, Inc. (a)	256,592	2,181,032
Palomar Holdings, Inc. (a)	43,491	2,544,658
Primerica, Inc.	63,246	13,250,669
Principal Financial Group, Inc.	394,958	29,159,749
ProAssurance Corp.	97,909	1,211,134
Progressive Corp.	1,038,724	170,381,898
Prudential Financial, Inc.	643,013	62,873,811
Reinsurance Group of America, Inc.	117,279	19,123,514
Reliance Global Group, Inc. (a)(b)	956	852
RenaissanceRe Holdings Ltd.	90,852	19,475,035
RLI Corp.	71,344	9,674,246
Root, Inc. (a)(b)	17,260	166,904
Ryan Specialty Group Holdings, Inc. (a)	178,556	8,190,364
Safety Insurance Group, Inc.	27,413	2,108,882
Selective Insurance Group, Inc.	107,591	10,940,929
Selectquote, Inc. (a)	244,650	308,259
Siriuspoint Ltd. (a)	157,947	1,686,874
Skyward Specialty Insurance Group, Inc.	57,124	1,867,955
Stewart Information Services Corp.	48,865	2,308,871
The Travelers Companies, Inc.	405,848	73,304,266
Tiptree, Inc.	36,971	689,139
Trupanion, Inc. (a)(b)	63,304	1,628,179
United Fire Group, Inc.	38,899	812,600
Universal Insurance Holdings, Inc.	51,387	871,524
Unum Group	325,251	13,985,793
W.R. Berkley Corp.	360,233	26,134,904
White Mountains Insurance Group Ltd.	4,530	6,939,598
Willis Towers Watson PLC	185,919	45,791,850
		1,837,897,316
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	111,411
AG Mortgage Investment Trust, Inc.	32,734	170,217
AGNC Investment Corp.	1,062,931	9,375,051
Angel Oak Mortgage (REIT), Inc.	37,075	383,726
Annaly Capital Management, Inc.	875,868	15,826,935
Apollo Commercial Real Estate Finance, Inc.	235,923	2,543,250
Arbor Realty Trust, Inc. (b)	330,903	4,129,669
Ares Commercial Real Estate Corp.	93,983	944,529
Arlington Asset Investment Corp. (a)	55,812	261,758
Armour Residential REIT, Inc.	84,252	1,482,835
Blackstone Mortgage Trust, Inc. (b)	305,175	6,768,782
BrightSpire Capital, Inc.	257,116	1,745,818
Cherry Hill Mortgage Investment Corp.	33,950	133,763
Chimera Investment Corp.	407,611	2,123,653
Claros Mortgage Trust, Inc.	212,666	2,596,652
Dynex Capital, Inc.	92,808	1,061,724
Ellington Financial LLC	119,125	1,548,625
Ellington Residential Mortgage REIT	39,518	239,874
Franklin BSP Realty Trust, Inc.	148,382	1,940,837
Granite Point Mortgage Trust, Inc.	87,209	479,650
Great Ajax Corp.	33,856	160,139
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	190,573	4,613,772
Invesco Mortgage Capital, Inc.	86,769	695,020
KKR Real Estate Finance Trust, Inc.	121,808	1,529,908
Ladder Capital Corp. Class A	206,468	2,314,506
Lument Finance Trust, Inc.	80,044	168,092
Manhattan Bridge Capital, Inc.	23,826	110,314
MFA Financial, Inc.	174,026	1,879,481
New York Mortgage Trust, Inc.	180,861	1,589,768
Nexpoint Real Estate Finance, Inc.	22,739	372,237
Orchid Island Capital, Inc.	67,426	496,930
PennyMac Mortgage Investment Trust	157,664	2,213,603
Ready Capital Corp.	274,997	2,810,469
Redwood Trust, Inc.	218,308	1,552,170
Rithm Capital Corp.	853,680	8,861,198
Sachem Capital Corp.	68,047	255,176
Seven Hills Realty Trust	22,757	258,975
Starwood Property Trust, Inc. (b)	522,614	10,384,340
TPG RE Finance Trust, Inc.	127,894	755,854
Two Harbors Investment Corp.	170,060	2,357,032
Western Asset Mortgage Capital Corp.	23,203	195,369
		97,443,112
TOTAL FINANCIALS		10,608,764,321
HEALTH CARE - 12.5%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)	1,915	519
2seventy bio, Inc. (a)(b)	79,125	144,799
4D Molecular Therapeutics, Inc. (a)	54,526	693,571
89Bio, Inc. (a)	114,360	919,454
Aadi Bioscience, Inc. (a)	26,241	138,028
AbbVie, Inc.	3,131,065	445,832,345
Abeona Therapeutics, Inc. (a)	30,175	144,840
Absci Corp. (a)	82,308	137,454
ACADIA Pharmaceuticals, Inc. (a)	212,610	4,736,951
Acelyrin, Inc.	56,621	380,493
Aceragen, Inc. (a)(b)(c)	5,354	2,061
Achieve Life Sciences, Inc. (a)(b)	30,451	176,311
Acorda Therapeutics, Inc. (a)	520	5,325
Acrivon Therapeutics, Inc. (b)	18,435	74,662
Actinium Pharmaceuticals, Inc. (a)(b)	56,144	257,140
Acumen Pharmaceuticals, Inc. (a)(b)	42,792	102,701
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	70,741
Adicet Bio, Inc. (a)	52,104	61,483
ADMA Biologics, Inc. (a)	362,531	1,341,365
Adverum Biotechnologies, Inc. (a)	128,644	104,034
Aeon Biopharma, Inc. (a)	39,625	225,466
Aerovate Therapeutics, Inc. (a)	23,058	362,241
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)	588,608	457,407
AgeX Therapeutics, Inc. (a)	24,431	8,966
Agios Pharmaceuticals, Inc. (a)	105,732	2,350,422
Aileron Therapeutics, Inc. (a)	2,405	5,099
AIM ImmunoTech, Inc. (a)(b)	36,509	17,159
Akebia Therapeutics, Inc. (a)	329,003	348,743
Akero Therapeutics, Inc. (a)	99,411	1,664,140
Alaunos Therapeutics, Inc. (a)(b)	356,461	23,598
Aldeyra Therapeutics, Inc. (a)	96,860	268,302
Alector, Inc. (a)	112,966	612,276
Aligos Therapeutics, Inc. (a)	24,753	17,327
Alkermes PLC (a)	295,563	7,134,891
Allakos, Inc. (a)	115,448	256,295
Allogene Therapeutics, Inc. (a)(b)	232,902	547,320
Allovir, Inc. (a)(b)	96,991	182,343
Alnylam Pharmaceuticals, Inc. (a)	221,301	37,233,893
Alpine Immune Sciences, Inc. (a)	56,436	874,758
Altimmune, Inc. (a)(b)	90,041	284,530
ALX Oncology Holdings, Inc. (a)(b)	35,269	276,509
Alzamend Neuro, Inc. (a)(b)	7,063	8,546
Amgen, Inc.	948,791	255,832,005
Amicus Therapeutics, Inc. (a)	460,321	5,072,737
AnaptysBio, Inc. (a)	41,279	583,685
Anavex Life Sciences Corp. (a)(b)	147,140	1,060,879
Anika Therapeutics, Inc. (a)	27,108	593,936
Anixa Biosciences, Inc. (a)	52,257	174,538
Annexon, Inc. (a)	69,367	172,724
Annovis Bio, Inc. (a)(b)	10,741	91,191
Apellis Pharmaceuticals, Inc. (a)	179,544	9,672,035
Apogee Therapeutics, Inc.	36,514	712,388
Applied Molecular Transport, Inc. (a)	28,241	5,535
Applied Therapeutics, Inc. (a)	76,735	161,911
Aprea Therapeutics, Inc. (a)(b)	833	3,232
Aptevo Therapeutics, Inc. (a)	5,943	1,111
AquaBounty Technologies, Inc. (a)(b)	5,557	9,502
Aravive, Inc. (a)(b)	46,160	6,739
Arbutus Biopharma Corp. (a)(b)	302,603	620,336
ARCA Biopharma, Inc. (a)(b)	52,959	96,385
Arcellx, Inc. (a)	56,385	2,961,904
Arcturus Therapeutics Holdings, Inc. (a)	41,433	991,906
Arcus Biosciences, Inc. (a)	93,928	1,414,556
Arcutis Biotherapeutics, Inc. (a)(b)	84,226	154,976
Ardelyx, Inc. (a)(b)	385,346	1,737,910
Armata Pharmaceuticals, Inc. (a)	17,597	38,537
Arrowhead Pharmaceuticals, Inc. (a)	190,601	4,040,741
Ars Pharmaceuticals, Inc. (a)(b)	98,157	474,098
Assembly Biosciences, Inc. (a)	104,278	73,005
Astria Therapeutics, Inc. (a)	39,391	183,168
Atara Biotherapeutics, Inc. (a)(b)	161,873	106,836
Atossa Therapeutics, Inc. (a)(b)	182,911	135,921
Atreca, Inc. (a)(b)	36,913	8,110
aTyr Pharma, Inc. (a)	182,869	237,730
Aura Biosciences, Inc. (a)	41,748	334,819
Avalo Therapeutics, Inc. (a)(b)	14,996	1,048
Avid Bioservices, Inc. (a)	114,518	582,897
Avidity Biosciences, Inc. (a)	115,811	904,484
Avita Medical, Inc. (a)	46,083	491,245
AVROBIO, Inc. (a)	47,959	63,306
Beam Therapeutics, Inc. (a)(b)	122,610	3,442,889
Bio-Path Holdings, Inc. (a)(b)	3,392	1,900
BioAtla, Inc. (a)(b)	65,025	115,094
BioCardia, Inc. (a)(b)	48,561	30,166
BioCryst Pharmaceuticals, Inc. (a)	341,059	2,005,427
Biogen, Inc. (a)	256,330	60,001,726
Biohaven Ltd. (a)	114,902	3,828,535
BioMarin Pharmaceutical, Inc. (a)	333,337	30,360,334
Biomea Fusion, Inc. (a)	41,686	628,208
Biora Therapeutics, Inc. (a)	8,430	10,453
BioRestorative Therapies, Inc. (a)	16,306	30,492
BioVie, Inc. (a)(b)	18,541	33,374
BioXcel Therapeutics, Inc. (a)(b)	41,176	156,469
Black Diamond Therapeutics, Inc. (a)(b)	49,004	114,669
bluebird bio, Inc. (a)(b)	188,561	720,303
Blueprint Medicines Corp. (a)	107,894	7,513,738
Bolt Biotherapeutics, Inc. (a)(b)	133,961	114,269
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	13,338
BridgeBio Pharma, Inc. (a)	212,105	6,089,535
C4 Therapeutics, Inc. (a)	72,875	118,786
Cabaletta Bio, Inc. (a)(b)	62,419	1,001,825
Candel Therapeutics, Inc. (a)	29,522	26,540
Capricor Therapeutics, Inc. (a)(b)	58,283	173,101
Cardiff Oncology, Inc. (a)(b)	75,260	92,570
Cardio Diagnostics Holdings, Inc. (a)	12,639	25,784
CareDx, Inc. (a)	94,552	918,100
Caribou Biosciences, Inc. (a)(b)	145,081	851,625
Carisma Therapeutics, Inc. (b)	40,662	97,589
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
Cartesian Therapeutics, Inc. (a)(b)	188,029	253,839
Catalyst Pharmaceutical Partners, Inc. (a)	176,044	2,540,315
Cel-Sci Corp. (a)(b)	129,291	290,905
Celcuity, Inc. (a)(b)	21,180	310,711
Celldex Therapeutics, Inc. (a)	96,803	2,924,419
Cellectar Biosciences, Inc. (a)(b)	5,651	13,958
Celularity, Inc. Class A (a)	101,948	21,715
Century Therapeutics, Inc. (a)	36,598	50,139
Cerevel Therapeutics Holdings (a)	156,450	4,056,749
Cervomed, Inc. (a)	1,124	11,083
Checkpoint Therapeutics, Inc. (a)(b)	24,502	65,175
Chimerix, Inc. (a)	156,538	152,249
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cibus, Inc. (a)	27,993	351,872
Cidara Therapeutics, Inc. (a)	123,525	87,629
Clene, Inc. (a)	37,359	16,363
Coeptis Therapeutics Holdings (a)	22,919	26,815
Cogent Biosciences, Inc. (a)	141,539	1,085,604
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
Coherus BioSciences, Inc. (a)	160,811	342,527
Compass Therapeutics, Inc. (a)	165,047	272,328
Corbus Pharmaceuticals Holdings, Inc. (a)	5,245	35,089
Corvus Pharmaceuticals, Inc. (a)	58,129	88,937
Coya Therapeutics, Inc.	33,138	176,626
Crinetics Pharmaceuticals, Inc. (a)	101,422	3,224,205
CRISPR Therapeutics AG (a)(b)	141,334	9,431,218
Cue Biopharma, Inc. (a)(b)	65,487	163,718
Cullinan Oncology, Inc. (a)	53,436	437,641
Curis, Inc. (a)	10,283	147,150
Cyclerion Therapeutics, Inc. (a)	2,260	4,882
Cyclo Therapeutics, Inc. (a)(b)	5,309	7,645
Cyteir Therapeutics, Inc. (a)	15,830	47,965
Cytokinetics, Inc. (a)(b)	171,991	5,758,259
CytomX Therapeutics, Inc. (a)	119,731	166,426
Day One Biopharmaceuticals, Inc. (a)	106,757	1,236,246
Deciphera Pharmaceuticals, Inc. (a)	94,159	1,187,345
Denali Therapeutics, Inc. (a)	223,253	4,134,646
DermTech, Inc. (a)(b)	39,764	64,020
Design Therapeutics, Inc. (a)	48,734	116,962
DiaMedica Therapeutics, Inc. (a)	22,097	53,917
Dianthus Therapeutics, Inc. (a)	3,093	34,580
Dianthus Therapeutics, Inc. rights (a)(c)	49,503	1
Disc Medicine, Inc. (a)	21,608	1,192,329
Disc Medicine, Inc. rights (a)(c)	62,884	1
Dominari Holdings, Inc. (a)(b)	7,418	16,913
Dyadic International, Inc. (a)	37,918	64,081
Dynavax Technologies Corp. (a)(b)	225,355	3,087,364
Dyne Therapeutics, Inc. (a)	78,859	873,758
Eagle Pharmaceuticals, Inc. (a)	18,690	109,337
Edesa Biotech, Inc. (a)	1,203	4,006
Editas Medicine, Inc. (a)(b)	158,202	1,665,867
Effector Therapeutics, Inc. Class A (a)	64,673	34,303
Eiger Biopharmaceuticals, Inc. (a)(b)	71,583	24,345
Eledon Pharmaceuticals, Inc. (a)	18,468	21,238
Elevation Oncology, Inc. (a)	23,929	12,730
Elicio Therapeutics, Inc. (a)	4,844	29,791
Eliem Therapeutics, Inc. (a)	7,452	18,928
Elutia, Inc. (a)	22,087	40,640
Emergent BioSolutions, Inc. (a)	92,187	197,280
Enanta Pharmaceuticals, Inc. (a)	32,339	302,046
Ensysce Biosciences, Inc. (a)	63	72
Entrada Therapeutics, Inc. (a)(b)	33,106	429,385
Equillium, Inc. (a)(b)	21,675	12,569
Erasca, Inc. (a)	124,868	212,276
Eterna Therapeutics, Inc. (a)(b)	2,047	1,904
Evelo Biosciences, Inc. (a)(b)	5,092	2,037
Exact Sciences Corp. (a)	319,621	20,455,744
Exagen, Inc. (a)	10,039	18,873
Exelixis, Inc. (a)	562,655	12,271,506
Exicure, Inc. (a)	4,479	2,163
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	137,174	341,563
FibroGen, Inc. (a)	152,876	84,449
Finch Therapeutics Group, Inc. (a)(b)	1,607	6,910
Foghorn Therapeutics, Inc. (a)	49,495	210,354
Forte Biosciences, Inc. (a)	16,638	7,886
Fortress Biotech, Inc. (a)(b)	7,888	15,618
Fresh Tracks Therapeutics, Inc. (a)(b)	2,082	1,759
G1 Therapeutics, Inc. (a)(b)	64,723	121,679
Gain Therapeutics, Inc. (a)	73,338	156,943
Galectin Therapeutics, Inc. (a)(b)	63,339	123,511
Galecto, Inc. (a)(b)	61,302	38,620
Galera Therapeutics, Inc. (a)(b)	37,969	5,411
Genelux Corp.	34,690	412,811
Generation Bio Co. (a)	110,592	124,969
Genprex, Inc. (a)	68,088	16,477
GeoVax Labs, Inc. (a)(b)	8,310	3,561
Geron Corp. (a)	814,274	1,571,549
Gilead Sciences, Inc.	2,209,540	169,250,764
GlycoMimetics, Inc. (a)	81,160	133,102
Gossamer Bio, Inc. (a)	416,067	325,448
Graphite Bio, Inc. (a)	51,627	117,193
Greenwich Lifesciences, Inc. (a)(b)	4,975	58,208
Gritstone Bio, Inc. (a)	149,160	193,908
Gt Biopharma, Inc. (a)(b)	29,786	6,553
Gyre Therapeutics, Inc. (a)(b)	2,377	55,907
Gyre Therapeutics, Inc. rights (a)(c)	35,667	0
Halozyme Therapeutics, Inc. (a)	234,507	9,054,315
Harpoon Therapeutics, Inc. (a)(b)	3,422	36,273
HCW Biologics, Inc. (a)	29,023	33,376
Heron Therapeutics, Inc. (a)(b)	245,538	302,012
HilleVax, Inc. (a)	28,316	388,212
Homology Medicines, Inc. (a)	61,627	32,724
Hookipa Pharma, Inc. (a)	77,302	43,985
Humacyte, Inc. Class A (a)	107,455	284,756
iBio, Inc. (a)(b)	686	2,243
Icosavax, Inc. (a)	70,066	709,068
Ideaya Biosciences, Inc. (a)	104,636	3,290,802
IGM Biosciences, Inc. (a)	22,739	153,261
Immix Biopharma, Inc. (a)	13,101	66,946
Immucell Corp. (a)	13,848	62,870
Immuneering Corp. (a)	36,050	236,488
Immunic, Inc. (a)(b)	72,193	85,910
ImmunityBio, Inc. (a)(b)	253,967	934,599
ImmunoGen, Inc. (a)	400,661	11,759,400
Immunome, Inc. (a)(b)	11,659	86,976
Immunovant, Inc. (a)	97,932	3,832,079
Impel Pharmaceuticals, Inc. (a)(b)	20,297	8,515
Imunon, Inc. (a)	8,015	7,214
In8bio, Inc. (a)	27,923	23,176
Incyte Corp. (a)	328,870	17,870,796
Inhibrx, Inc. (a)	46,521	966,241
Inmune Bio, Inc. (a)(b)	35,011	330,854
Inovio Pharmaceuticals, Inc. (a)(b)	429,722	169,396
Inozyme Pharma, Inc. (a)(b)	88,398	340,332
Insmed, Inc. (a)	253,331	6,338,342
Instil Bio, Inc. (a)	105,722	35,819
Intellia Therapeutics, Inc. (a)	157,533	4,667,703
Invivyd, Inc. (a)	91,440	139,903
Ionis Pharmaceuticals, Inc. (a)	255,207	12,625,090
Iovance Biotherapeutics, Inc. (a)	376,531	2,285,543
Ironwood Pharmaceuticals, Inc. Class A (a)	243,760	2,413,224
iTeos Therapeutics, Inc. (a)	41,197	385,604
Janux Therapeutics, Inc. (a)	30,174	263,419
Jasper Therapeutics, Inc. (a)	198,278	121,921
Kala Bio, Inc. (a)	2,225	13,461
Kalvista Pharmaceuticals, Inc. (a)	45,607	384,923
Karuna Therapeutics, Inc. (a)	63,719	12,183,710
Karyopharm Therapeutics, Inc. (a)(b)	177,504	136,678
Keros Therapeutics, Inc. (a)	43,362	1,315,603
Kezar Life Sciences, Inc. (a)	86,786	72,692
Kineta, Inc.	417	1,655
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)	52,534	849,475
Kinnate Biopharma, Inc. (a)	27,233	61,819
Kintara Therapeutics, Inc. (a)(b)	1,381	470
Kodiak Sciences, Inc. (a)	53,766	130,114
Korro Bio, Inc. (a)(b)	1,096	45,933
Korro Bio, Inc. rights (a)(c)	54,830	1
Kronos Bio, Inc. (a)(b)	77,287	91,972
Krystal Biotech, Inc. (a)	42,819	4,463,024
Kura Oncology, Inc. (a)	144,513	1,397,441
Kymera Therapeutics, Inc. (a)	74,197	1,540,330
Lantern Pharma, Inc. (a)	38,417	151,747
Larimar Therapeutics, Inc. (a)	56,605	194,155
Leap Therapeutics, Inc. (a)(b)	28,716	64,611
Lexicon Pharmaceuticals, Inc. (a)(b)	235,359	249,481
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	251,929
Lisata Therapeutics, Inc. (a)	3,262	7,193
Longeveron, Inc. (a)(b)	33,443	65,548
Lumos Pharma, Inc. (a)	3,251	9,298
Lyell Immunopharma, Inc. (a)	280,101	484,575
Macrogenics, Inc. (a)	112,029	919,758
Madrigal Pharmaceuticals, Inc. (a)	27,448	5,580,178
MannKind Corp. (a)	485,462	1,757,372
Marker Therapeutics, Inc. (a)	8,951	24,705
Matinas BioPharma Holdings, Inc. (a)(b)	385,417	80,899
MediciNova, Inc. (a)	61,340	111,025
Medipacific, Inc. rights (a)(c)	44,132	0
MEI Pharma, Inc.	6,708	41,187
Merrimack Pharmaceuticals, Inc. (a)	33,652	424,688
Mersana Therapeutics, Inc. (a)	159,136	262,574
MiMedx Group, Inc. (a)	208,120	1,617,092
Mineralys Therapeutics, Inc. (b)	31,452	209,470
Minerva Neurosciences, Inc. (a)	6,924	54,353
MiNK Therapeutics, Inc. (a)(b)	6,761	7,099
Mirati Therapeutics, Inc. (a)	110,404	6,265,427
Mirum Pharmaceuticals, Inc. (a)(b)	53,488	1,715,360
Moderna, Inc. (a)	587,413	45,641,990
Molecular Templates, Inc. (a)(b)	3,964	19,344
Moleculin Biotech, Inc. (a)	30,817	18,450
Monte Rosa Therapeutics, Inc. (a)	50,180	155,558
Morphic Holding, Inc. (a)	70,587	1,672,912
Mural Oncology PLC	29,556	106,697
Mustang Bio, Inc. (a)	6,452	9,291
Myriad Genetics, Inc. (a)	146,562	2,797,869
NanoViricides, Inc. (a)(b)	8,252	9,490
Natera, Inc. (a)	190,887	10,680,128
Neoleukin Therapeutics, Inc. (a)	9,649	33,386
Neubase Therapeutics, Inc. (a)	1,359	1,341
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	172,868	20,154,680
Neximmune, Inc. (a)(b)	260	642
NextCure, Inc. (a)	28,995	34,214
Nighthawk Biosciences, Inc. (a)	35,946	12,581
Nkarta, Inc. (a)(b)	54,669	144,326
Novavax, Inc. (a)(b)	162,614	894,377
Nurix Therapeutics, Inc. (a)(b)	86,312	536,861
Nuvalent, Inc. Class A (a)	56,419	3,688,110
Nuvectis Pharma, Inc. (a)	4,368	37,128
Ocean Biomedical, Inc. Class A (a)	31,537	24,990
Ocugen, Inc. (a)(b)	361,796	139,907
Olema Pharmaceuticals, Inc. (a)	66,986	934,455
Omega Therapeutics, Inc. (a)	31,223	71,501
Omniab, Inc. (c)	10,389	41,660
Omniab, Inc. (c)	10,389	39,478
OncoCyte Corp. (a)(b)	6,561	24,932
Oncternal Therapeutics, Inc. (a)	80,553	29,644
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	3,032	1,293
Oragenics, Inc. (a)(b)	1,390	4,976
Organogenesis Holdings, Inc. Class A (a)	136,217	347,353
Organovo Holdings, Inc. (a)(b)	11,895	13,917
Orgenesis, Inc. (a)	40,821	18,843
ORIC Pharmaceuticals, Inc. (a)(b)	72,362	571,660
Outlook Therapeutics, Inc. (a)	189,723	91,067
Ovid Therapeutics, Inc. (a)	123,605	367,725
Palatin Technologies, Inc. (a)	10,930	21,860
Passage Bio, Inc. (a)	44,674	28,194
PDL BioPharma, Inc. (a)(c)	218,274	35,483
PDS Biotechnology Corp. (a)(b)	53,646	282,178
PepGen, Inc. (a)	16,200	79,380
Perspective Therapeutics, Inc. (a)(b)	467,662	119,254
PharmaCyte Biotech, Inc. (a)	66,365	151,312
Pieris Pharmaceuticals, Inc. (a)	100,668	20,566
PMV Pharmaceuticals, Inc. (a)	73,263	167,772
Point Biopharma Global, Inc. (a)	158,005	2,148,868
Poseida Therapeutics, Inc. (a)	121,962	325,639
Praxis Precision Medicines, Inc. (a)	18,505	336,791
Precigen, Inc. (a)	236,459	264,834
Precision BioSciences, Inc. (a)	151,736	53,881
Prelude Therapeutics, Inc. (a)	24,019	79,503
Prime Medicine, Inc. (a)(b)	71,429	518,575
ProKidney Corp. (a)(b)	60,770	102,094
Protagonist Therapeutics, Inc. (a)	101,267	1,844,072
Protara Therapeutics, Inc. (a)	11,701	16,966
Prothena Corp. PLC (a)	70,476	2,296,108
PTC Therapeutics, Inc. (a)	133,358	3,069,901
Puma Biotechnology, Inc. (a)	67,391	262,825
Pyxis Oncology, Inc. (a)	50,544	80,365
Qualigen Therapeutics, Inc. (a)	1,512	1,117
Quince Therapeutics, Inc. (a)	25,276	22,496
Rallybio Corp. (a)(b)	28,669	54,758
RAPT Therapeutics, Inc. (a)	56,098	814,543
Recursion Pharmaceuticals, Inc. (a)(b)	279,823	1,916,788
Regeneron Pharmaceuticals, Inc. (a)	189,274	155,925,814
REGENXBIO, Inc. (a)	76,889	1,500,873
Regulus Therapeutics, Inc. (a)(b)	5,076	6,700
Relay Therapeutics, Inc. (a)(b)	168,190	1,330,383
Reneo Pharmaceuticals, Inc. (a)(b)	36,257	229,869
Renovaro Biosciences, Inc. (a)	45,152	150,356
Repligen Corp. (a)	91,915	14,453,634
Replimune Group, Inc. (a)	96,471	1,078,546
Revolution Medicines, Inc. (a)	228,831	5,338,627
Rezolute, Inc. (a)	54,697	42,226
Rhythm Pharmaceuticals, Inc. (a)	86,539	2,892,999
Rigel Pharmaceuticals, Inc. (a)	301,530	343,744
Rocket Pharmaceuticals, Inc. (a)	107,739	2,513,551
Roivant Sciences Ltd. (a)	572,380	5,471,953
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	83,463
Sage Therapeutics, Inc. (a)	97,238	1,903,920
Sagimet Biosciences, Inc. (b)	7,060	26,969
Salarius Pharmaceuticals, Inc. (a)	2,571	1,825
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	167,157	678,657
Sangamo Therapeutics, Inc. (a)	224,908	96,710
Sarepta Therapeutics, Inc. (a)	164,692	13,386,166
Savara, Inc. (a)	184,348	709,740
Scholar Rock Holding Corp. (a)(b)	67,364	848,113
Seagen, Inc. (a)	249,275	53,147,923
Sellas Life Sciences Group, Inc. (a)(b)	36,800	38,272
Sensei Biotherapeutics, Inc. (a)	11,330	8,158
Senti Biosciences, Inc. (a)	38,123	16,397
Sera Prognostics, Inc. (a)	32,638	63,318
Seres Therapeutics, Inc. (a)	153,678	159,825
Shattuck Labs, Inc. (a)	67,552	132,402
Societal Cdmo, Inc. (a)	208,036	76,994
Soleno Therapeutics, Inc. (a)	11,222	333,967
Solid Biosciences, Inc. (a)	39,303	110,834
Soligenix, Inc. (a)	1,577	1,546
Spectrum Pharmaceuticals, Inc. rights (a)(c)	326,441	3
Spero Therapeutics, Inc. (a)	67,563	77,022
SpringWorks Therapeutics, Inc. (a)(b)	98,237	2,985,422
Spruce Biosciences, Inc. (a)	5,509	7,713
Spyre Therapeutics, Inc. (a)(b)	5,016	93,599
Spyre Therapeutics, Inc. rights (a)(c)	125,415	1
Stoke Therapeutics, Inc. (a)(b)	40,276	152,646
Summit Therapeutics, Inc. (a)(b)	217,888	442,313
Surface Oncology, Inc. rights (a)(c)	262,226	3
Surrozen, Inc. (a)	11,713	5,622
Sutro Biopharma, Inc. (a)	87,666	228,808
Synaptogenix, Inc. (a)(b)	7,462	1,933
Syndax Pharmaceuticals, Inc. (a)	124,121	2,065,994
Synlogic, Inc. (a)	3,826	9,565
Syros Pharmaceuticals, Inc. (a)(b)	20,951	57,615
T2 Biosystems, Inc. (a)(b)	4,071	14,411
Tango Therapeutics, Inc. (a)	86,837	659,961
Taysha Gene Therapies, Inc. (a)	63,789	112,269
Tempest Therapeutics, Inc. (a)	24,135	84,835
Tenaya Therapeutics, Inc. (a)	58,031	109,098
TG Therapeutics, Inc. (a)(b)	252,063	3,228,927
Theriva Biologics, Inc. (a)(b)	9,758	5,845
TONIX Pharmaceuticals Holding (a)	13,508	6,997
Tourmaline Bio, Inc.	3,840	72,000
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	4,938
Travere Therapeutics, Inc. (a)	115,269	723,889
Trevena, Inc. (a)(b)	8,946	5,269
TScan Therapeutics, Inc. (a)(b)	29,760	194,333
Twist Bioscience Corp. (a)(b)	102,475	2,464,524
Tyra Biosciences, Inc. (a)(b)	24,045	281,567
Ultragenyx Pharmaceutical, Inc. (a)	141,218	5,486,319
uniQure B.V. (a)(b)	69,015	467,922
United Therapeutics Corp. (a)	83,077	19,938,480
UNITY Biotechnology, Inc. (a)	27,728	53,238
Vanda Pharmaceuticals, Inc. (a)	89,284	332,136
Vaxart, Inc. (a)(b)	236,206	168,887
Vaxcyte, Inc. (a)	151,742	7,855,683
Vaxxinity, Inc. Class A (a)(b)	64,022	54,303
VBI Vaccines, Inc. (a)(b)	11,998	7,381
Vera Therapeutics, Inc. (a)	65,299	884,801
Veracyte, Inc. (a)	129,309	3,310,310
Verastem, Inc. (a)(b)	37,489	258,299
Vericel Corp. (a)	84,872	3,016,351
Vertex Pharmaceuticals, Inc. (a)	457,686	162,391,570
Verve Therapeutics, Inc. (a)(b)	81,695	921,520
Vigil Neuroscience, Inc. (a)	27,990	89,008
Viking Therapeutics, Inc. (a)	178,284	2,178,630
Vincerx Pharma, Inc. (a)	27,455	17,846
Vir Biotechnology, Inc. (a)	154,349	1,464,772
Viracta Therapeutics, Inc. (a)	41,223	20,076
Viridian Therapeutics, Inc. (a)(b)	69,856	1,169,389
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)(b)	19,410	11,044
VistaGen Therapeutics, Inc. (a)	8,945	32,113
Vor Biopharma, Inc. (a)(b)	83,496	154,468
Voyager Therapeutics, Inc. (a)	48,835	354,542
vTv Therapeutics, Inc. Class A (a)(b)	981	14,018
Werewolf Therapeutics, Inc. (a)	24,346	59,648
X4 Pharmaceuticals, Inc. (a)	197,504	154,053
Xbiotech, Inc. (a)	31,003	121,532
Xencor, Inc. (a)	115,311	2,114,804
Xilio Therapeutics, Inc. (a)	11,070	10,517
XOMA Corp. (a)(b)	16,955	251,612
Y-mAbs Therapeutics, Inc. (a)	57,506	357,112
Zentalis Pharmaceuticals, Inc. (a)	99,418	1,118,453
Zura Bio Ltd. Class A (a)(b)	27,151	131,682
		1,890,979,355
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,079,407	321,151,356
Accelerate Diagnostics, Inc. (a)(b)	8,858	38,267
Accuray, Inc. (a)(b)	192,098	501,376
Acutus Medical, Inc. (a)	22,522	5,408
Aethlon Medical, Inc. (a)(b)	2,534	4,865
Align Technology, Inc. (a)	125,946	26,927,255
Alphatec Holdings, Inc. (a)	169,095	2,007,158
Angiodynamics, Inc. (a)	67,151	438,496
Apyx Medical Corp. (a)(b)	57,479	135,650
Artivion, Inc. (a)	70,240	1,246,058
Asensus Surgical, Inc. (a)(b)	410,079	106,087
Aspira Women's Health, Inc. (a)(b)	6,504	20,683
Atricure, Inc. (a)	85,904	3,047,874
Atrion Corp.	2,373	731,715
Avanos Medical, Inc. (a)	83,911	1,808,282
Avinger, Inc. (a)	513	1,498
AxoGen, Inc. (a)	73,587	481,995
Axonics Modulation Technologies, Inc. (a)	90,280	5,054,777
Baxter International, Inc.	896,980	32,363,038
Becton, Dickinson & Co.	514,771	121,578,615
Beyond Air, Inc. (a)(b)	44,674	70,585
BioLase Technology, Inc. (a)(b)	107	117
Biomerica, Inc. (a)(b)	13,757	12,656
BioSig Technologies, Inc. (a)(b)	84,286	21,940
Bioventus, Inc. (a)(b)	57,583	230,332
Boston Scientific Corp. (a)	2,597,894	145,196,296
Butterfly Network, Inc. Class A (a)(b)	278,302	265,027
Cerus Corp. (a)	303,335	488,369
ClearPoint Neuro, Inc. (a)(b)	38,429	221,351
Co.-Diagnostics, Inc. (a)	53,591	63,237
CONMED Corp.	54,276	5,822,187
Cue Health, Inc. (a)	160,774	55,949
Cutera, Inc. (a)(b)	29,766	50,602
CVRx, Inc. (a)	21,822	446,696
CytoSorbents Corp. (a)(b)	62,586	75,103
Delcath Systems, Inc. (a)	37,819	104,002
Dentsply Sirona, Inc.	377,009	11,970,036
DexCom, Inc. (a)	688,514	79,537,137
Eargo, Inc. (a)	13,634	35,585
Edwards Lifesciences Corp. (a)	1,078,068	72,995,984
Ekso Bionics Holdings, Inc. (a)	14,838	25,967
electroCore, Inc. (a)	3,904	21,940
Electromed, Inc. (a)	13,460	138,369
Embecta Corp.	103,852	1,904,646
ENDRA Life Sciences, Inc. (a)(b)	1,924	1,881
Enovis Corp. (a)	88,530	4,378,694
Envista Holdings Corp. (a)	289,278	6,563,718
Envveno Medical Corp. (a)(b)	10,208	35,320
Femasys, Inc. (a)	27,807	26,478
Fonar Corp. (a)	9,777	186,056
GE Healthcare Holding LLC	693,876	47,502,751
Glaukos Corp. (a)	85,498	5,462,467
Globus Medical, Inc. (a)	209,255	9,399,735
Haemonetics Corp. (a)	89,824	7,264,067
Heartbeam, Inc. (a)	30,409	44,093
Helius Medical Technologies, Inc. (U.S.) (a)	10	62
Hologic, Inc. (a)	433,414	30,902,418
Hyperfine, Inc. (a)	73,692	94,326
ICU Medical, Inc. (a)	36,616	3,213,420
IDEXX Laboratories, Inc. (a)	147,243	68,588,734
Impact Biomedical, Inc. (c)	134,704	1
Inari Medical, Inc. (a)	90,361	5,393,648
Inogen, Inc. (a)	38,742	225,478
Inspire Medical Systems, Inc. (a)	51,950	7,548,855
Insulet Corp. (a)	123,782	23,405,938
Integer Holdings Corp. (a)	58,747	5,123,913
Integra LifeSciences Holdings Corp. (a)	124,142	4,865,125
Intuitive Surgical, Inc. (a)	623,507	193,810,916
INVO Bioscience, Inc. (a)	1,199	2,242
IRadimed Corp.	12,574	552,502
iRhythm Technologies, Inc. (a)	54,386	4,638,038
Iridex Corp. (a)(b)	14,475	36,911
Kewaunee Scientific Corp. (a)	970	17,266
Know Labs, Inc. (a)	71,493	30,027
KORU Medical Systems, Inc. (a)	71,893	162,478
Lantheus Holdings, Inc. (a)	121,483	8,700,612
LeMaitre Vascular, Inc.	35,250	1,857,675
LENSAR, Inc. (a)	16,562	41,239
LivaNova PLC (a)	94,995	4,260,526
LogicMark, Inc. (a)	118	130
Lucid Diagnostics, Inc. (a)(b)	54,027	79,960
Masimo Corp. (a)	78,715	7,380,318
Medtronic PLC	2,362,012	187,236,691
Merit Medical Systems, Inc. (a)	102,634	7,344,489
Microbot Medical, Inc. (a)	10,061	12,677
Milestone Scientific, Inc. (a)	55,851	47,138
Minerva Surgical, Inc. (a)	350	648
Motus GI Holdings, Inc. (a)(b)	153	728
Myomo, Inc. (a)(b)	27,832	86,279
NanoVibronix, Inc. (a)	1,952	2,050
Nemaura Medical, Inc. (a)	15,517	3,522
Neogen Corp. (a)	348,775	5,918,712
NeuroMetrix, Inc. (a)	1,867	7,188
Neuronetics, Inc. (a)	40,422	73,568
NeuroOne Medical Technologies Corp. (a)	26,355	38,215
NeuroPace, Inc. (a)	18,046	162,234
Nevro Corp. (a)	64,550	1,118,006
Novocure Ltd. (a)	174,168	2,137,041
Nuwellis, Inc. (a)	93	61
Omnicell, Inc. (a)	81,282	2,711,568
OraSure Technologies, Inc. (a)	129,316	946,593
Orchestra BioMed Holdings, Inc. (a)(b)	47,255	293,926
Orthofix International NV (a)	65,713	726,129
OrthoPediatrics Corp. (a)	31,083	958,289
Outset Medical, Inc. (a)	85,287	446,904
Owlet, Inc. (a)(b)	7,900	39,737
Paragon 28, Inc. (a)	74,441	822,573
PAVmed, Inc. (a)(b)	117,738	36,381
Penumbra, Inc. (a)	68,110	15,126,550
Predictive Oncology, Inc. (a)(b)	3,782	12,367
Pro-Dex, Inc. (a)	4,562	74,087
PROCEPT BioRobotics Corp. (a)	78,749	2,919,225
Pulmonx Corp. (a)	65,299	711,759
Pulse Biosciences, Inc. (a)(b)	29,915	270,132
QuidelOrtho Corp. (a)	87,828	6,036,418
ResMed, Inc.	260,905	41,152,546
Retractable Technologies, Inc. (a)	32,187	36,693
Rockwell Medical Technologies, Inc. (a)(b)	40,248	71,843
RxSight, Inc. (a)	41,510	1,251,942
Sanara Medtech, Inc. (a)(b)	5,356	173,534
Semler Scientific, Inc. (a)	9,790	377,307
Senseonics Holdings, Inc. (a)(b)	816,391	481,834
Sensus Healthcare, Inc. (a)	23,984	58,041
Shockwave Medical, Inc. (a)	65,165	11,374,551
SI-BONE, Inc. (a)	67,586	1,281,431
Sientra, Inc. (a)(b)	15,086	12,411
Sight Sciences, Inc. (a)	46,351	158,057
Silk Road Medical, Inc. (a)	71,271	664,958
Sintx Technologies, Inc. (a)(b)	359	126
Staar Surgical Co. (a)(b)	86,064	2,698,967
Stereotaxis, Inc. (a)	104,079	171,730
STERIS PLC	174,935	35,151,439
STRATA Skin Sciences, Inc. (a)(b)	566	282
Stryker Corp.	599,695	177,707,619
SurModics, Inc. (a)	24,724	811,442
Tactile Systems Technology, Inc. (a)	43,725	582,854
Talis Biomedical Corp. (a)	1,953	14,940
Tandem Diabetes Care, Inc. (a)	114,738	2,322,297
Tela Bio, Inc. (a)	38,737	201,820
Teleflex, Inc.	83,437	18,830,897
The Cooper Companies, Inc.	87,778	29,574,164
TransMedics Group, Inc. (a)(b)	58,260	4,409,117
Treace Medical Concepts, Inc. (a)	75,133	658,165
UFP Technologies, Inc. (a)	12,964	2,157,987
Utah Medical Products, Inc.	6,131	516,843
Vapotherm, Inc. (a)	4,854	13,057
Varex Imaging Corp. (a)	71,827	1,353,939
Venus Concept, Inc. (a)	1,079	1,640
Vicarious Surgical, Inc. (a)	68,771	18,891
Vivani Medical, Inc. (a)	20,301	19,286
VolitionRx Ltd. (a)(b)	148,932	112,890
Xtant Medical Holdings, Inc. (a)	8,197	10,164
Zimmer Biomet Holdings, Inc.	371,036	43,155,197
Zimvie, Inc. (a)	47,024	444,377
Zomedica Corp. (a)(b)	1,677,336	281,792
Zynex, Inc. (a)(b)	38,688	354,382
		1,904,195,921
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)	517,461	445,275
Acadia Healthcare Co., Inc. (a)	163,743	11,951,602
Accolade, Inc. (a)	122,800	1,072,044
AdaptHealth Corp. (a)	141,476	1,199,716
Addus HomeCare Corp. (a)	28,812	2,512,406
Agiliti, Inc. (a)	66,426	535,394
agilon health, Inc. (a)(b)	530,464	5,633,528
AirSculpt Technologies, Inc. (a)(b)	17,851	89,791
Alignment Healthcare, Inc. (a)	170,883	1,281,623
Amedisys, Inc. (a)	57,854	5,413,977
AMN Healthcare Services, Inc. (a)	67,301	4,563,008
Apollo Medical Holdings, Inc. (a)(b)	75,783	2,518,269
ATI Physical Therapy, Inc. (a)	1,794	11,948
Aveanna Healthcare Holdings, Inc. (a)	88,069	240,428
Biodesix, Inc. (a)	85,408	127,258
Brookdale Senior Living, Inc. (a)	334,056	1,770,497
Cano Health, Inc. (a)(b)	3,547	26,177
Cardinal Health, Inc.	451,901	48,389,559
CareMax, Inc. Class A (a)	127,744	86,866
Castle Biosciences, Inc. (a)	48,634	972,194
Cencora, Inc.	295,825	60,161,930
Centene Corp. (a)	961,293	70,828,068
Chemed Corp.	26,714	15,146,838
Cigna Group	525,240	138,075,091
Clover Health Investments Corp. (a)	630,962	581,116
Community Health Systems, Inc. (a)	221,982	570,494
Corvel Corp. (a)	16,204	3,384,367
Cosmos Health, Inc. (a)(b)	16,222	16,871
Cross Country Healthcare, Inc. (a)	61,193	1,240,382
Cryo-Cell International, Inc. (a)	375	2,006
CVS Health Corp.	2,279,504	154,892,297
DaVita HealthCare Partners, Inc. (a)	95,066	9,645,396
DocGo, Inc. Class A (a)	157,421	889,429
Elevance Health, Inc.	418,222	200,533,267
Encompass Health Corp.	177,695	11,580,383
Enhabit Home Health & Hospice (a)(b)	89,517	954,251
Enzo Biochem, Inc. (a)(b)	55,775	69,719
Fulgent Genetics, Inc. (a)	36,050	994,259
GeneDx Holdings Corp. Class A (a)	30,700	53,725
Great Elm Group, Inc. (a)	40,893	85,466
Guardant Health, Inc. (a)	207,642	5,226,349
HCA Holdings, Inc.	356,783	89,367,006
HealthEquity, Inc. (a)	152,118	10,194,948
Henry Schein, Inc. (a)	231,759	15,465,278
Hims & Hers Health, Inc. (a)	267,958	2,382,147
Humana, Inc.	219,926	106,633,320
InfuSystems Holdings, Inc. (a)	35,305	354,109
Innovage Holding Corp. (a)	38,861	228,114
Invitae Corp. (a)(b)	408,886	207,796
Laboratory Corp. of America Holdings	156,683	33,986,110
LifeStance Health Group, Inc. (a)(b)	162,755	1,118,127
McKesson Corp.	239,445	112,673,239
Modivcare, Inc. (a)	21,869	825,773
Molina Healthcare, Inc. (a)	103,362	37,785,013
MSP Recovery, Inc. (a)(b)	6,307	21,002
National Healthcare Corp.	23,234	1,779,027
National Research Corp. Class A	26,046	1,079,086
NeoGenomics, Inc. (a)	227,360	4,131,131
Novo Integrated Sciences, Inc. (a)(b)	18,759	22,511
Nutex Health, Inc. (a)(b)	265,646	50,526
Ontrak, Inc. (a)	1,936	1,084
Opko Health, Inc. (a)	795,047	1,160,769
Option Care Health, Inc. (a)	318,855	9,485,936
Owens & Minor, Inc. (a)	135,508	2,693,899
P3 Health Partners, Inc. Class A (a)(b)	54,060	64,872
Patterson Companies, Inc.	152,060	3,863,845
Pediatrix Medical Group, Inc. (a)	147,536	1,236,352
Pennant Group, Inc. (a)	50,351	690,816
PetIQ, Inc. Class A (a)	46,814	815,500
Precipio, Inc. (a)	1,879	13,115
Premier, Inc.	210,198	4,327,977
Privia Health Group, Inc. (a)	181,982	3,759,748
Progyny, Inc. (a)	147,431	5,065,729
Psychemedics Corp.	1,921	4,937
Quest Diagnostics, Inc.	199,188	27,334,569
R1 RCM, Inc. (a)	349,375	3,696,388
RadNet, Inc. (a)	109,078	3,624,662
Select Medical Holdings Corp.	186,025	4,204,165
Sonida Senior Living, Inc. (a)(b)	5,304	51,343
Surgery Partners, Inc. (a)	117,636	3,852,579
Talkspace, Inc. Class A (a)	236,815	483,103
Tenet Healthcare Corp. (a)	180,111	12,429,460
The Ensign Group, Inc.	99,306	10,632,693
The Joint Corp. (a)(b)	22,958	201,801
The Oncology Institute, Inc. (a)	56,887	97,277
U.S. Physical Therapy, Inc.	26,686	2,269,111
UnitedHealth Group, Inc.	1,643,644	908,885,823
Universal Health Services, Inc. Class B	110,315	15,166,106
Vivos Therapeutics, Inc. (a)(b)	900	22,050
		2,208,213,236
Health Care Technology - 0.1%
Akili, Inc. (a)	41,241	20,497
American Well Corp. (a)	519,256	659,455
Augmedix, Inc. (a)(b)	61,507	324,757
Biotricity, Inc. (a)(b)	9,986	8,788
CareCloud, Inc. (a)	4,478	4,881
Certara, Inc. (a)	190,931	2,751,316
Computer Programs & Systems, Inc. (a)	23,788	250,012
DarioHealth Corp. (a)(b)	70,369	85,146
Definitive Healthcare Corp. (a)(b)	83,950	692,588
Doximity, Inc. (a)	222,329	5,169,149
Evolent Health, Inc. (a)	198,581	5,520,552
Forian, Inc. (a)	20,350	55,963
GoodRx Holdings, Inc. (a)(b)	137,657	824,565
Health Catalyst, Inc. (a)	105,228	755,537
HealthStream, Inc.	44,316	1,107,900
iCAD, Inc. (a)	34,731	55,917
Lifemd, Inc. (a)	46,512	358,142
MultiPlan Corp. Class A (a)	471,100	612,430
OptimizeRx Corp. (a)	28,785	273,745
Phreesia, Inc. (a)	92,990	1,432,976
Schrodinger, Inc. (a)	97,365	3,027,078
Sharecare, Inc. Class A (a)	529,184	496,163
Simulations Plus, Inc.	28,801	1,128,999
Streamline Health Solutions, Inc. (a)	94,959	27,728
Teladoc Health, Inc. (a)(b)	295,308	5,356,887
UpHealth, Inc. (a)(b)	10,559	4,645
Veeva Systems, Inc. Class A (a)	258,468	45,053,557
Veradigm, Inc. (a)	195,815	2,247,956
		78,307,329
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	183,000	7,964,160
Adaptive Biotechnologies Corp. (a)	207,408	908,447
Agilent Technologies, Inc.	524,267	67,001,323
Akoya Biosciences, Inc. (a)	34,712	152,386
Alpha Teknova, Inc. (a)	7,482	15,263
Applied DNA Sciences, Inc. (a)(b)	30,076	26,617
Avantor, Inc. (a)	1,196,723	25,346,593
Azenta, Inc. (a)	107,022	6,032,830
Bio-Rad Laboratories, Inc. Class A (a)	36,943	11,264,660
Bio-Techne Corp.	279,192	17,561,177
BioLife Solutions, Inc. (a)	65,562	811,002
BioNano Genomics, Inc. (a)(b)	50,008	79,513
Bruker Corp.	174,987	11,389,904
Champions Oncology, Inc. (a)	7,500	38,625
Charles River Laboratories International, Inc. (a)	90,822	17,899,200
ChromaDex, Inc. (a)(b)	81,329	113,047
Codexis, Inc. (a)	111,703	263,619
CryoPort, Inc. (a)	87,407	1,225,446
Cytek Biosciences, Inc. (a)(b)	187,231	1,299,383
Danaher Corp.	1,166,180	260,419,656
Fortrea Holdings, Inc.	157,906	4,648,753
Harvard Bioscience, Inc. (a)	65,895	280,713
Illumina, Inc. (a)	280,934	28,641,221
Inotiv, Inc. (a)(b)	29,273	72,304
IQVIA Holdings, Inc. (a)	324,851	69,550,599
Maravai LifeSciences Holdings, Inc. (a)	192,228	980,363
MaxCyte, Inc. (a)	184,260	875,235
Medpace Holdings, Inc. (a)	41,182	11,148,791
Mesa Laboratories, Inc.	8,973	766,025
Mettler-Toledo International, Inc. (a)	38,803	42,370,160
Miromatrix Medical, Inc. (a)	30,469	103,595
Nanostring Technologies, Inc. (a)(b)	76,221	37,905
Nautilus Biotechnology, Inc. (a)	76,085	209,234
OmniAb, Inc. (a)	178,380	783,088
Pacific Biosciences of California, Inc. (a)	412,336	3,496,609
Personalis, Inc. (a)	70,142	107,317
Quanterix Corp. (a)	60,812	1,457,664
Quantum-Si, Inc. (a)(b)	146,687	236,166
Rapid Micro Biosystems, Inc. (a)	8,506	9,952
Revvity, Inc.	219,870	19,546,443
Science 37 Holdings, Inc. (a)	109,685	27,761
Seer, Inc. (a)	58,297	93,858
Singular Genomics Systems, Inc. (a)	78,330	30,690
SomaLogic, Inc. Class A (a)	294,420	830,264
Sotera Health Co. (a)	175,698	2,398,278
Standard BioTools, Inc. (a)	129,597	334,360
Telesis Bio, Inc. (a)(b)	11,274	4,720
Thermo Fisher Scientific, Inc.	684,863	339,527,681
Waters Corp. (a)	104,999	29,463,769
West Pharmaceutical Services, Inc.	131,032	45,960,784
		1,033,807,153
Pharmaceuticals - 3.5%
AcelRx Pharmaceuticals, Inc. (a)	8,051	5,917
Aclaris Therapeutics, Inc. (a)	99,371	86,920
Adial Pharmaceuticals, Inc. (a)(b)	510	1,117
Agile Therapeutics, Inc. (a)	42	87
Alimera Sciences, Inc. (a)(b)	13,038	40,222
Amneal Intermediate, Inc. (a)	186,979	805,879
Amphastar Pharmaceuticals, Inc. (a)	67,583	3,806,275
Amylyx Pharmaceuticals, Inc. (a)	72,381	1,024,915
AN2 Therapeutics, Inc. (a)(b)	15,119	265,641
ANI Pharmaceuticals, Inc. (a)	29,227	1,455,797
Aquestive Therapeutics, Inc. (a)(b)	78,342	176,270
Arvinas Holding Co. LLC (a)	92,934	2,041,760
Assertio Holdings, Inc. (a)(b)	162,282	165,528
Atea Pharmaceuticals, Inc. (a)	189,897	567,792
Athira Pharma, Inc. (a)	48,208	69,420
Avenue Therapeutics, Inc. (a)(b)	411	87
Axsome Therapeutics, Inc. (a)(b)	69,379	4,679,614
Aytu BioScience, Inc. (a)(b)	1,589	3,702
Biofrontera, Inc. (a)(b)	422	1,485
Biote Corp. Class A (a)	42,143	210,294
Bright Green Corp. (a)(b)	105,981	29,102
Bristol-Myers Squibb Co.	3,706,295	183,016,847
Cara Therapeutics, Inc. (a)	81,848	79,139
Cassava Sciences, Inc. (a)(b)	71,564	1,490,678
Catalent, Inc. (a)	319,160	12,399,366
Citius Pharmaceuticals, Inc. (a)(b)	224,231	172,860
Clearside Biomedical, Inc. (a)	75,812	76,570
Clever Leaves Holdings, Inc. (a)	1,253	2,744
Cocrystal Pharma, Inc. (a)(b)	8,526	16,199
Cognition Therapeutics, Inc. (a)(b)	21,968	24,384
Collegium Pharmaceutical, Inc. (a)(b)	59,989	1,537,518
Corcept Therapeutics, Inc. (a)	161,768	4,120,231
CorMedix, Inc. (a)(b)	100,405	326,316
Cumberland Pharmaceuticals, Inc. (a)	5,048	8,481
CymaBay Therapeutics, Inc. (a)	185,394	3,546,587
Dare Bioscience, Inc. (a)	186,895	65,413
DMK Pharmaceuticals Corp. (a)	2,860	1,550
Durect Corp. (a)(b)	37,258	23,100
Edgewise Therapeutics, Inc. (a)	69,169	420,548
Elanco Animal Health, Inc. (a)	875,033	10,307,889
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,414,841	836,227,625
Enliven Therapeutics, Inc. (a)(b)	32,904	370,499
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)	463	685
Esperion Therapeutics, Inc. (a)(b)	156,968	208,767
Eton Pharmaceuticals, Inc. (a)(b)	38,084	134,817
Evoke Pharma, Inc. (a)	494	640
Evolus, Inc. (a)	77,750	736,293
Eyenovia, Inc. (a)	58,613	83,230
Eyepoint Pharmaceuticals, Inc. (a)(b)	42,504	265,650
Fulcrum Therapeutics, Inc. (a)	87,923	422,030
Harmony Biosciences Holdings, Inc. (a)	60,662	1,762,838
Harrow, Inc. (a)(b)	54,159	499,888
Hepion Pharmaceuticals, Inc. (a)(b)	5,269	16,966
Igc Pharma, Inc. (a)	57,861	18,342
Ikena Oncology, Inc. (a)	44,381	64,352
Innoviva, Inc. (a)(b)	104,480	1,447,048
Intra-Cellular Therapies, Inc. (a)	158,249	9,711,741
Jaguar Health, Inc. (a)(b)	854	304
Jazz Pharmaceuticals PLC (a)	111,586	13,192,813
Johnson & Johnson	4,272,209	660,739,844
Journey Medical Corp. (a)	5,757	24,582
Landos Biopharma, Inc. (a)	914	3,784
Ligand Pharmaceuticals, Inc. Class B (a)	29,939	1,745,743
Lipocine, Inc. (a)(b)	7,595	18,304
Liquidia Corp. (a)(b)	85,199	610,025
Longboard Pharmaceuticals, Inc. (a)	41,227	155,014
Lyra Therapeutics, Inc. (a)	49,733	164,616
Marinus Pharmaceuticals, Inc. (a)(b)	90,856	611,461
Merck & Co., Inc.	4,502,317	461,397,446
Mind Medicine (MindMed), Inc. (a)(b)	58,384	192,667
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	12,982
Nektar Therapeutics (a)	332,669	163,008
NGM Biopharmaceuticals, Inc. (a)	58,005	43,324
NRX Pharmaceuticals, Inc. (a)(b)	44,573	15,333
Nutriband, Inc. (a)	6,344	15,987
Nuvation Bio, Inc. (a)	238,724	296,018
Ocular Therapeutix, Inc. (a)(b)	158,691	393,554
Ocuphire Pharma, Inc. (a)(b)	35,705	108,900
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	109,585	239,991
Onconova Therapeutics, Inc. (a)	23,169	15,963
OptiNose, Inc. (a)	120,648	150,810
Organon & Co.	453,275	5,131,073
Pacira Biosciences, Inc. (a)	80,478	2,195,440
Palisade Bio, Inc. rights (a)(c)	289	0
Perrigo Co. PLC	239,392	7,291,880
Petros Pharmaceuticals, Inc. (a)	110	176
Pfizer, Inc.	10,017,542	305,234,505
Phathom Pharmaceuticals, Inc. (a)(b)	63,287	442,376
Phibro Animal Health Corp. Class A	34,319	329,119
Pliant Therapeutics, Inc. (a)	98,563	1,369,040
Prestige Brands Holdings, Inc. (a)	88,814	5,093,483
Processa Pharmaceuticals, Inc. (a)	8,812	5,640
ProPhase Labs, Inc. (a)(b)	21,313	108,057
Pulmatrix, Inc. (a)	4,453	9,129
Rain Oncology, Inc. (a)	27,116	28,472
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	26,219
Relmada Therapeutics, Inc. (a)	43,769	108,109
Revance Therapeutics, Inc. (a)	152,414	1,031,843
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	32,117	123,008
Royalty Pharma PLC	684,786	18,537,157
Satsuma Pharmaceuticals, Inc. rights (a)(c)	37,071	0
Scilex Holding Co.	119,846	148,309
Scilex Holding Co. (a)(b)	159,852	199,815
scPharmaceuticals, Inc. (a)(b)	38,715	210,610
SCYNEXIS, Inc. (a)(b)	60,791	102,129
Seelos Therapeutics, Inc. (a)(b)	6,571	8,279
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	65,193	353,998
Supernus Pharmaceuticals, Inc. (a)	99,528	2,712,138
Tarsus Pharmaceuticals, Inc. (a)(b)	44,557	736,527
Terns Pharmaceuticals, Inc. (a)	59,434	264,481
TFF Pharmaceuticals, Inc. (a)	28,255	10,163
TherapeuticsMD, Inc. (a)(b)	14,835	38,274
Theravance Biopharma, Inc. (a)(b)	78,449	822,146
Theseus Pharmaceuticals, Inc. (a)	30,049	114,487
Third Harmonics Bio, Inc. (a)	26,762	227,477
Trevi Therapeutics, Inc. (a)	57,535	64,727
Ventyx Biosciences, Inc. (a)	85,265	184,172
Verrica Pharmaceuticals, Inc. (a)(b)	34,247	126,029
Viatris, Inc.	2,129,736	19,550,976
Vyne Therapeutics, Inc. (a)(b)	4,217	13,958
WAVE Life Sciences (a)	108,841	577,946
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	450,589
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)	71,120	338,531
Zoetis, Inc. Class A	816,457	144,243,458
		2,743,922,075
TOTAL HEALTH CARE		9,859,425,069
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
AAR Corp. (a)	60,094	4,164,514
AeroVironment, Inc. (a)	46,567	6,408,085
AerSale Corp. (a)(b)	55,572	775,229
Air Industries Group, Inc. (a)	1,717	4,979
Archer Aviation, Inc. Class A (a)(b)	260,625	1,558,538
Astra Space, Inc. Class A (a)(b)	13,700	18,495
Astronics Corp. (a)	49,323	732,447
Axon Enterprise, Inc. (a)	124,438	28,604,563
BWX Technologies, Inc.	161,670	12,615,110
Byrna Technologies, Inc. (a)(b)	36,119	211,296
Cadre Holdings, Inc.	30,959	996,880
CPI Aerostructures, Inc. (a)	27,139	64,048
Curtiss-Wright Corp.	67,782	14,498,570
Ducommun, Inc. (a)	26,081	1,313,961
Eve Holding, Inc. (a)	58,072	409,988
General Dynamics Corp.	401,807	99,234,275
HEICO Corp.	78,143	13,364,797
HEICO Corp. Class A	125,469	17,240,695
Hexcel Corp.	149,627	10,370,647
Howmet Aerospace, Inc.	692,805	36,441,543
Huntington Ingalls Industries, Inc.	70,564	16,725,079
Innovative Solutions & Support, Inc. (a)	27,730	205,202
Intuitive Machines, Inc. Class A (a)	18,395	52,426
Kaman Corp.	49,040	994,041
Kratos Defense & Security Solutions, Inc. (a)	229,479	4,371,575
L3Harris Technologies, Inc.	335,312	63,980,883
Leonardo DRS, Inc. (a)	125,354	2,310,274
Lockheed Martin Corp.	397,646	178,053,949
Mercury Systems, Inc. (a)	92,214	3,162,018
Momentus, Inc. Class A (a)(b)	1,977	5,279
Moog, Inc. Class A	50,514	7,072,465
National Presto Industries, Inc.	10,422	778,732
Northrop Grumman Corp.	252,370	119,916,129
Park Aerospace Corp.	37,731	568,983
Redwire Corp. (a)(b)	37,001	94,723
Rocket Lab U.S.A., Inc. Class A (a)(b)	474,626	2,078,862
RTX Corp.	2,582,909	210,455,425
SIFCO Industries, Inc. (a)	3,677	12,612
Spirit AeroSystems Holdings, Inc. Class A (a)	202,471	5,565,928
Terran Orbital Corp. Class A (a)(b)	147,039	119,102
Textron, Inc.	350,967	26,905,130
The Boeing Co. (a)	1,005,972	233,013,294
TransDigm Group, Inc.	97,825	94,192,758
Triumph Group, Inc. (a)	139,949	1,566,029
V2X, Inc. (a)	20,743	879,503
Virgin Galactic Holdings, Inc. (a)(b)	610,920	1,362,352
VirTra, Inc. (a)	17,638	129,816
Woodward, Inc.	106,887	14,448,985
		1,238,050,214
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,344	38,090
Air Transport Services Group, Inc. (a)	98,400	1,565,544
C.H. Robinson Worldwide, Inc.	207,080	16,990,914
Expeditors International of Washington, Inc.	261,874	31,513,917
FedEx Corp.	410,472	106,242,468
Forward Air Corp.	45,771	2,907,832
GXO Logistics, Inc. (a)	211,461	11,896,796
Hub Group, Inc. Class A (a)	55,702	4,208,286
Radiant Logistics, Inc. (a)	65,808	395,506
United Parcel Service, Inc. Class B	1,283,361	194,570,361
		370,329,714
Building Products - 0.7%
A.O. Smith Corp.	220,981	16,653,128
AAON, Inc.	120,718	7,556,947
Advanced Drain Systems, Inc.	122,677	14,857,411
Allegion PLC	155,599	16,507,498
Alpha PRO Tech Ltd. (a)	18,400	90,160
American Woodmark Corp. (a)	29,395	2,128,198
Apogee Enterprises, Inc.	38,863	1,752,721
Armstrong World Industries, Inc.	79,259	6,721,956
AZZ, Inc.	43,723	2,149,860
Builders FirstSource, Inc. (a)	221,310	29,679,884
Carlisle Companies, Inc.	88,595	24,842,924
Carrier Global Corp.	1,485,783	77,201,285
CSW Industrials, Inc.	27,824	4,934,030
Fortune Brands Home & Security, Inc.	224,244	15,345,017
Gibraltar Industries, Inc. (a)	54,240	3,644,386
Griffon Corp.	74,673	3,474,535
Hayward Holdings, Inc. (a)	224,716	2,649,402
Insteel Industries, Inc.	33,827	1,150,795
Janus International Group, Inc. (a)	164,596	1,736,488
Jeld-Wen Holding, Inc. (a)	151,616	2,422,824
Johnson Controls International PLC	1,206,665	63,711,912
Lennox International, Inc.	56,680	23,049,489
Masco Corp.	398,953	24,156,604
Masonite International Corp. (a)	39,497	3,509,308
MasterBrand, Inc.	225,056	3,020,252
Owens Corning	159,239	21,589,624
PGT Innovations, Inc. (a)	103,559	3,333,564
Quanex Building Products Corp.	57,514	1,770,856
Resideo Technologies, Inc. (a)	264,040	4,338,177
Simpson Manufacturing Co. Ltd.	75,745	12,647,143
Tecnoglass, Inc.	36,776	1,281,644
The AZEK Co., Inc. (a)	266,606	9,195,241
Trane Technologies PLC	405,191	91,334,103
Trex Co., Inc. (a)	192,978	13,560,564
UFP Industries, Inc.	110,207	12,081,993
View, Inc. Class A (a)(b)	2,609	1,646
Zurn Elkay Water Solutions Cor	250,963	7,388,351
		531,469,920
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	118,069	4,839,648
ACCO Brands Corp.	163,699	880,701
Acme United Corp.	9,043	325,548
ACV Auctions, Inc. Class A (a)	240,367	3,756,936
Aqua Metals, Inc. (a)(b)	230,727	200,963
ARC Document Solutions, Inc.	57,270	162,074
Aris Water Solution, Inc. Class A	50,939	411,587
Brady Corp. Class A	81,811	4,603,505
Bridger Aerospace Group Holdings, Inc. (b)	7,664	44,758
BrightView Holdings, Inc. (a)	67,146	512,995
Casella Waste Systems, Inc. Class A (a)	100,970	8,166,454
CECO Environmental Corp. (a)	51,563	992,588
Cimpress PLC (a)	31,465	2,217,968
Cintas Corp.	153,292	84,808,799
Clean Harbors, Inc. (a)	89,428	14,456,930
CompX International, Inc. Class A	1,007	23,665
Copart, Inc.	1,540,233	77,350,501
CoreCivic, Inc. (a)	199,975	2,893,638
Deluxe Corp.	81,176	1,484,709
Driven Brands Holdings, Inc. (a)	113,536	1,492,998
DSS, Inc. (a)	33,676	4,748
Ennis, Inc.	45,280	961,294
Enviri Corp. (a)	142,514	840,833
Fuel Tech, Inc. (a)	36,624	38,821
Healthcare Services Group, Inc.	130,972	1,271,738
HNI Corp.	83,526	3,263,361
Interface, Inc.	99,933	1,010,323
Knightscope, Inc. Class A (a)(b)	43,579	27,891
LanzaTech Global, Inc. (a)(b)	152,152	645,124
Liquidity Services, Inc. (a)	45,074	863,618
Matthews International Corp. Class A	53,972	1,843,144
Millerknoll, Inc.	134,098	3,459,728
Montrose Environmental Group, Inc. (a)	49,407	1,544,957
MSA Safety, Inc.	65,672	11,436,122
NL Industries, Inc.	10,778	55,183
Odyssey Marine Exploration, Inc. (a)(b)	53,333	196,799
OpenLane, Inc. (a)	193,398	2,827,479
Performant Financial Corp. (a)	115,027	343,931
Perma-Fix Environmental Services, Inc. (a)	26,105	190,305
Pitney Bowes, Inc.	271,890	1,098,436
Quad/Graphics, Inc. (a)	51,262	236,318
Quest Resource Holding Corp. (a)	24,111	170,706
RB Global, Inc.	322,051	20,508,208
Republic Services, Inc.	364,318	58,961,225
Rollins, Inc.	497,681	20,275,524
Shapeways Holdings, Inc. (a)	2,095	4,337
SP Plus Corp. (a)	35,560	1,818,894
Steelcase, Inc. Class A	168,084	2,069,114
Stericycle, Inc. (a)	165,353	7,766,630
Team, Inc. (a)	5,004	35,779
Tetra Tech, Inc.	94,166	14,892,353
The Brink's Co.	82,318	6,494,890
The GEO Group, Inc. (a)	220,313	2,236,177
UniFirst Corp.	26,941	4,650,017
Veralto Corp.	387,419	29,928,118
Vestis Corp.	229,722	4,206,210
Viad Corp. (a)	38,188	1,271,660
Virco Manufacturing Co. (a)	20,965	140,675
VSE Corp.	23,935	1,446,392
Waste Management, Inc.	653,815	111,795,827
		530,459,854
Construction & Engineering - 0.2%
AECOM	245,939	21,854,140
Ameresco, Inc. Class A (a)(b)	57,581	1,725,127
API Group Corp. (a)	362,671	11,007,065
Arcosa, Inc.	85,664	6,356,269
Argan, Inc.	24,446	1,140,161
Bowman Consulting Group Ltd. (a)	18,246	562,524
Comfort Systems U.S.A., Inc.	63,453	12,283,232
Concrete Pumping Holdings, Inc. (a)	46,202	343,743
Construction Partners, Inc. Class A (a)	77,074	3,234,025
Dycom Industries, Inc. (a)	52,100	5,411,627
EMCOR Group, Inc.	83,410	17,726,293
Fluor Corp. (a)	255,244	9,706,929
Granite Construction, Inc.	77,779	3,573,945
Great Lakes Dredge & Dock Corp. (a)	120,902	812,461
IES Holdings, Inc. (a)	15,960	1,116,721
INNOVATE Corp. (a)(b)	108,565	115,079
iSun, Inc. (a)(b)	5,821	1,146
Limbach Holdings, Inc. (a)	17,321	660,277
MasTec, Inc. (a)	106,766	6,474,290
Matrix Service Co. (a)	45,828	456,447
MDU Resources Group, Inc.	360,160	6,893,462
MYR Group, Inc. (a)	29,658	3,690,048
Northwest Pipe Co. (a)	16,274	441,351
Orion Group Holdings, Inc. (a)	65,396	313,901
Primoris Services Corp.	95,206	2,890,454
Quanta Services, Inc.	257,370	48,465,345
Safe & Green Holdings Corp. (a)(b)	5,593	3,165
Southland Holdings, Inc. (a)	13,437	71,888
Sterling Construction Co., Inc. (a)	54,983	3,491,970
Tutor Perini Corp. (a)	78,509	657,120
Valmont Industries, Inc.	37,294	8,188,644
Willscot Mobile Mini Holdings (a)	350,295	14,614,307
		194,283,156
Electrical Equipment - 0.7%
374Water, Inc. (a)(b)	108,532	124,812
Acuity Brands, Inc.	55,525	9,953,412
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	27,657
Allient, Inc.	27,956	729,092
American Superconductor Corp. (a)(b)	50,882	481,344
AMETEK, Inc.	409,151	63,512,510
Amprius Technologies, Inc. (a)(b)	31,819	130,776
Array Technologies, Inc. (a)(b)	248,871	3,850,034
Atkore, Inc. (a)	67,261	8,737,204
Babcock & Wilcox Enterprises, Inc. (a)	114,706	162,883
Beam Global (a)(b)	19,617	112,209
Blink Charging Co. (a)(b)	107,352	345,673
Bloom Energy Corp. Class A (a)(b)	371,471	5,364,041
Broadwind, Inc. (a)	37,581	84,181
ChargePoint Holdings, Inc. Class A (a)(b)	530,162	986,101
Dragonfly Energy Holdings Corp. (a)	14,016	8,005
Eaton Corp. PLC	708,103	161,227,972
Electriq Power Holdings, Inc. Class A (a)(b)	17,774	9,610
Emerson Electric Co.	1,014,072	90,151,001
Encore Wire Corp. (b)	29,790	5,490,297
Energous Corp. (a)(b)	8,359	16,969
Energy Focus, Inc. (a)	160	272
Energy Vault Holdings, Inc. Class A (a)(b)	149,302	343,395
EnerSys	72,580	6,421,878
Enovix Corp. (a)(b)	238,587	2,641,158
Eos Energy Enterprises, Inc. (a)(b)	198,749	218,624
Espey Manufacturing & Electronics Corp.	1,421	24,086
ESS Tech, Inc. Class A (a)(b)	120,660	141,172
Expion360, Inc. (a)	4,549	20,925
Fluence Energy, Inc. (a)(b)	70,072	1,757,406
Flux Power Holdings, Inc. (a)	13,273	44,199
FTC Solar, Inc. (a)(b)	102,418	66,572
FuelCell Energy, Inc. (a)(b)	769,870	939,241
Generac Holdings, Inc. (a)	110,220	12,903,455
GrafTech International Ltd.	333,532	823,824
Hubbell, Inc. Class B	94,909	28,472,700
Ideal Power, Inc. (a)	8,368	74,475
Imperalis Holding Corp. warrants (a)	95,205	90
KULR Technology Group, Inc. (a)(b)	109,220	31,947
LSI Industries, Inc.	51,722	678,075
NeoVolta, Inc. (a)(b)	48,745	87,010
Net Power, Inc. Class A (a)(b)	47,315	429,620
Nextracker, Inc. Class A	86,885	3,531,006
NuScale Power Corp. (a)(b)	79,190	219,356
Nuvve Holding Corp. (a)(b)	20,830	3,374
nVent Electric PLC	294,951	15,706,141
Ocean Power Technologies, Inc. (a)(b)	72,330	25,684
Orion Energy Systems, Inc. (a)	45,571	40,558
Pineapple Energy, Inc. (a)	760	471
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)	8,248	50,890
Plug Power, Inc. (a)(b)	953,719	3,853,025
Polar Power, Inc. (a)(b)	7,081	6,005
Powell Industries, Inc.	16,107	1,339,458
Preformed Line Products Co.	5,302	660,682
Regal Rexnord Corp.	117,992	14,135,442
Rockwell Automation, Inc.	203,829	56,142,660
Sensata Technologies, Inc. PLC	269,265	8,753,805
SES AI Corp. Class A (a)(b)	263,824	561,945
Shoals Technologies Group, Inc. (a)	300,089	4,156,233
SKYX Platforms Corp. (a)	66,949	103,771
Stem, Inc. (a)(b)	266,860	765,888
SunPower Corp. (a)(b)	149,784	621,604
Sunrun, Inc. (a)(b)	381,946	4,927,103
Sunworks, Inc. (a)(b)	69,800	20,200
Thermon Group Holdings, Inc. (a)	65,137	1,963,881
TPI Composites, Inc. (a)(b)	72,173	152,285
Ultralife Corp. (a)	23,199	173,761
Vertiv Holdings Co.	619,378	27,042,043
Vicor Corp. (a)	40,427	1,478,415
Westwater Resources, Inc. (a)(b)	65,954	40,232
		554,101,825
Ground Transportation - 1.1%
ArcBest Corp.	42,653	5,083,811
Avis Budget Group, Inc. (a)	34,903	6,382,014
Covenant Transport Group, Inc. Class A	14,474	616,158
CSX Corp.	3,559,381	114,968,006
Daseke, Inc. (a)	81,195	355,634
FTAI Infrastructure LLC	219,862	813,489
Getaround, Inc. (a)(b)	100,708	16,214
Heartland Express, Inc.	80,209	1,076,405
Hertz Global Holdings, Inc. (a)(b)	234,122	1,952,577
J.B. Hunt Transport Services, Inc.	144,549	26,780,593
Knight-Swift Transportation Holdings, Inc. Class A	286,739	15,420,823
Landstar System, Inc.	63,951	11,041,140
Lyft, Inc. (a)	605,536	7,102,937
Marten Transport Ltd.	101,439	1,912,125
Micromobility.Com, Inc. (a)(b)	6,377	86
Norfolk Southern Corp.	402,495	87,808,309
Old Dominion Freight Lines, Inc.	159,012	61,865,209
P.A.M. Transportation Services, Inc. (a)	11,361	214,268
Patriot Transportation Holding, Inc. (a)	903	14,204
RXO, Inc. (a)	206,604	4,330,420
Ryder System, Inc.	80,614	8,636,984
Saia, Inc. (a)	46,940	18,324,907
Schneider National, Inc. Class B	64,166	1,477,743
TuSimple Holdings, Inc. (a)	227,742	193,808
U-Haul Holding Co. (a)(b)	23,572	1,334,411
U-Haul Holding Co. (non-vtg.)	168,578	9,128,499
Uber Technologies, Inc. (a)	3,626,069	204,437,770
Union Pacific Corp.	1,081,303	243,585,127
Universal Logistics Holdings, Inc.	13,605	336,588
Werner Enterprises, Inc.	112,912	4,517,609
XPO, Inc. (a)	205,048	17,691,541
		857,419,409
Industrial Conglomerates - 0.7%
3M Co.	979,456	97,034,706
Ault Alliance, Inc. (a)	1,731	149
General Electric Co.	1,931,011	235,197,140
Honeywell International, Inc.	1,177,789	230,752,421
		562,984,416
Machinery - 1.9%
3D Systems Corp. (a)	246,791	1,317,864
AGCO Corp.	110,962	12,597,516
AgEagle Aerial Systems, Inc. (a)(b)	92,813	11,379
Agrify Corp. (a)(b)	146	206
Alamo Group, Inc.	18,846	3,462,010
Albany International Corp. Class A	56,037	4,809,095
Allison Transmission Holdings, Inc.	157,986	8,449,091
Astec Industries, Inc.	40,141	1,247,984
Barnes Group, Inc.	91,061	2,402,189
Blue Bird Corp. (a)	30,138	575,033
Caterpillar, Inc.	905,334	226,985,340
Chart Industries, Inc. (a)	74,441	9,679,563
ClearSign Combustion Corp. (a)	41,576	51,554
CNH Industrial NV	1,726,980	18,547,765
Columbus McKinnon Corp. (NY Shares)	49,058	1,713,105
Commercial Vehicle Group, Inc. (a)	49,365	321,860
Crane Co.	86,813	9,174,398
Cummins, Inc.	251,348	56,342,168
Deere & Co.	483,924	176,346,745
Desktop Metal, Inc. (a)(b)	417,635	292,219
Donaldson Co., Inc.	214,908	13,075,003
Douglas Dynamics, Inc.	40,666	1,110,995
Dover Corp.	247,231	34,899,128
Eastern Co.	9,630	174,785
Energy Recovery, Inc. (a)	100,178	1,909,393
Enerpac Tool Group Corp. Class A	99,918	2,727,761
EnPro Industries, Inc.	36,765	4,721,729
ESAB Corp.	100,631	7,763,682
ESCO Technologies, Inc.	46,582	4,890,178
Fathom Digital Manufacturing Corp. (a)(b)	552	2,401
Federal Signal Corp.	108,420	7,474,475
Flowserve Corp.	232,537	8,896,866
Fortive Corp.	622,866	42,965,297
Franklin Electric Co., Inc.	70,553	6,279,217
FreightCar America, Inc. (a)	13,689	32,032
Gates Industrial Corp. PLC (a)	232,635	2,852,105
Gencor Industries, Inc. (a)	15,764	235,514
Gorman-Rupp Co.	41,430	1,308,359
Graco, Inc.	300,083	24,240,705
Graham Corp. (a)	19,661	364,318
Helios Technologies, Inc.	58,098	2,229,801
Hillenbrand, Inc.	122,902	4,761,223
Hillman Solutions Corp. Class A (a)	356,395	2,608,811
Hurco Companies, Inc.	11,462	240,358
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	71,930
Hyliion Holdings Corp. Class A (a)	213,843	121,613
Hyster-Yale Materials Handling, Inc. Class A	18,633	888,235
Hyzon Motors, Inc. Class A (a)(b)	152,523	166,250
Ideanomics, Inc. (a)(b)	24,036	40,861
IDEX Corp.	134,354	27,096,515
Illinois Tool Works, Inc.	487,996	118,197,511
Ingersoll Rand, Inc.	715,705	51,122,808
ITT, Inc.	145,970	15,804,172
John Bean Technologies Corp.	56,334	5,819,302
Kadant, Inc.	20,755	5,409,168
Kennametal, Inc.	143,137	3,336,523
L.B. Foster Co. Class A (a)	15,915	317,663
Laser Photonics Corp. (a)	8,288	7,625
Lincoln Electric Holdings, Inc.	101,639	20,130,620
Lindsay Corp.	19,447	2,320,222
LiqTech International, Inc. (a)(b)	4,574	15,277
Luxfer Holdings PLC sponsored	48,395	399,259
Manitex International, Inc. (a)	21,685	145,723
Manitowoc Co., Inc. (a)	64,567	925,245
Markforged Holding Corp. (a)	194,100	143,634
Mayville Engineering Co., Inc. (a)	21,728	275,946
Microvast Holdings, Inc. (a)(b)	384,808	450,225
Middleby Corp. (a)	95,184	12,015,076
Miller Industries, Inc.	19,537	776,400
Mueller Industries, Inc.	201,550	8,370,372
Mueller Water Products, Inc. Class A	279,747	3,717,838
Nauticus Robotics, Inc. (a)	28,121	37,963
Nikola Corp. (a)(b)	1,258,665	1,223,926
NN, Inc. (a)	70,310	168,744
Nordson Corp.	96,039	22,601,818
Nuburu, Inc. (a)	8,552	1,496
Nxu, Inc.	7,685	158
Omega Flex, Inc.	5,866	413,670
Oshkosh Corp.	115,477	11,234,757
Otis Worldwide Corp.	729,038	62,544,170
PACCAR, Inc.	927,884	85,198,309
Park-Ohio Holdings Corp.	15,706	357,626
Parker Hannifin Corp.	227,541	98,566,210
Pentair PLC	292,829	18,899,184
Perma-Pipe International Holdings, Inc. (a)	14,037	89,135
Proto Labs, Inc. (a)	48,963	1,772,461
RBC Bearings, Inc. (a)(b)	51,524	13,279,796
REV Group, Inc.	54,109	854,381
Sarcos Technology and Robotics Corp. Class A (a)	22,832	14,818
Shyft Group, Inc. (The)	56,566	626,186
Snap-On, Inc.	93,910	25,796,138
SPX Technologies, Inc. (a)	81,393	6,943,637
Standex International Corp.	20,974	2,806,741
Stanley Black & Decker, Inc.	271,249	24,656,534
Symbotic, Inc. (a)(b)	28,247	1,493,701
Taylor Devices, Inc. (a)	8,690	192,918
TechPrecision Corp. (a)	16,414	99,469
Tennant Co.	33,094	2,833,508
Terex Corp.	119,225	5,901,638
The Greenbrier Companies, Inc.	56,558	2,132,802
The L.S. Starrett Co. Class A (a)	13,475	121,410
Timken Co.	116,812	8,457,189
Titan International, Inc. (a)	89,719	1,172,627
Toro Co.	184,807	15,338,981
Trinity Industries, Inc.	144,240	3,600,230
Twin Disc, Inc.	17,072	233,716
Urban-Gro, Inc. (a)(b)	10,932	12,353
Velo3D, Inc. (a)(b)	186,865	180,997
Wabash National Corp.	83,746	1,835,712
Watts Water Technologies, Inc. Class A	48,769	9,388,520
Westinghouse Air Brake Tech Co.	317,799	37,042,651
Xos, Inc. Class A (a)(b)	75,804	21,604
Xylem, Inc.	427,362	44,928,567
		1,501,253,684
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	12,949	588,532
Genco Shipping & Trading Ltd.	77,701	1,205,920
Kirby Corp. (a)	105,342	8,084,999
Matson, Inc.	62,900	6,023,933
Pangaea Logistics Solutions Ltd.	62,794	439,558
		16,342,942
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	226,014	8,545,589
Allegiant Travel Co.	27,369	1,874,503
American Airlines Group, Inc. (a)	1,158,800	14,403,884
Blade Air Mobility, Inc. (a)	103,320	327,524
Delta Air Lines, Inc.	1,141,174	42,143,556
Frontier Group Holdings, Inc. (a)(b)	61,663	241,102
Hawaiian Holdings, Inc. (a)(b)	106,764	479,370
JetBlue Airways Corp. (a)	582,246	2,573,527
Joby Aviation, Inc. (a)(b)	657,935	3,921,293
Mesa Air Group, Inc. (a)	68,627	49,411
SkyWest, Inc. (a)	74,525	3,523,542
Southwest Airlines Co.	1,056,839	27,023,373
Spirit Airlines, Inc.	195,382	2,895,561
Sun Country Airlines Holdings, Inc. (a)	73,188	1,110,994
Surf Air Mobility, Inc.	104,633	87,923
United Airlines Holdings, Inc. (a)	579,588	22,835,767
Wheels Up Experience, Inc. Class A (a)(b)	30,439	70,314
		132,107,233
Professional Services - 1.0%
Alight, Inc. Class A (a)	644,149	4,927,740
ASGN, Inc. (a)	86,542	7,723,008
Asure Software, Inc. (a)	38,880	309,874
Automatic Data Processing, Inc.	731,012	168,074,279
Barrett Business Services, Inc.	11,823	1,299,939
BGSF, Inc.	14,883	147,788
BlackSky Technology, Inc. Class A (a)(b)	120,376	158,896
Booz Allen Hamilton Holding Corp. Class A	232,543	29,098,106
Broadridge Financial Solutions, Inc.	209,279	40,562,456
CACI International, Inc. Class A (a)	40,364	12,954,826
CBIZ, Inc. (a)	88,360	5,115,160
Ceridian HCM Holding, Inc. (a)(b)	276,279	19,035,623
Clarivate Analytics PLC (a)(b)	778,278	6,039,437
Concentrix Corp.	76,718	7,210,725
Conduent, Inc. (a)	322,508	980,424
CRA International, Inc.	12,291	1,164,818
CSG Systems International, Inc.	53,233	2,618,531
DLH Holdings Corp. (a)	18,283	252,123
Dun & Bradstreet Holdings, Inc.	420,259	4,450,543
Equifax, Inc.	217,733	47,402,651
Exela Technologies, Inc. (a)(b)	7,955	26,570
ExlService Holdings, Inc. (a)	293,892	8,337,716
Exponent, Inc.	90,491	6,964,187
First Advantage Corp.	97,702	1,515,358
FiscalNote Holdings, Inc. Class A (a)(b)	121,332	123,759
Forrester Research, Inc. (a)	18,906	457,147
Franklin Covey Co. (a)	20,607	801,200
FTI Consulting, Inc. (a)	60,377	13,310,713
Gee Group, Inc. (a)	144,333	78,373
Genpact Ltd.	295,453	10,033,584
Heidrick & Struggles International, Inc.	34,771	945,076
Hirequest, Inc.	8,245	122,108
HireRight Holdings Corp. (a)	26,043	342,465
Hudson Global, Inc. (a)	3,680	57,813
Huron Consulting Group, Inc. (a)	34,598	3,604,074
ICF International, Inc.	31,062	4,347,127
Innodata, Inc. (a)(b)	41,455	280,236
Insperity, Inc.	64,293	7,313,329
Jacobs Solutions, Inc.	223,322	28,402,092
KBR, Inc.	238,805	12,339,054
Kelly Services, Inc. Class A (non-vtg.)	60,711	1,262,182
Kforce, Inc.	33,275	2,319,268
Korn Ferry	95,184	4,924,820
LegalZoom.com, Inc. (a)	213,736	2,464,376
Leidos Holdings, Inc.	243,733	26,157,426
Manpower, Inc.	88,084	6,536,714
Mastech Digital, Inc. (a)	3,834	32,551
Maximus, Inc.	108,033	9,019,675
MISTRAS Group, Inc. (a)	32,103	212,522
NV5 Global, Inc. (a)	22,908	2,228,490
Parsons Corp. (a)	72,532	4,518,018
Paychex, Inc.	569,223	69,428,129
Paycom Software, Inc.	87,160	15,833,486
Paycor HCM, Inc. (a)(b)	116,129	2,463,096
Paylocity Holding Corp. (a)	76,320	11,957,054
Planet Labs PBC Class A (a)(b)	330,692	803,582
Professional Diversity Network, Inc. (a)(b)	6,283	12,378
RCM Technologies, Inc. (a)	11,207	302,701
Resources Connection, Inc.	53,775	731,340
Robert Half, Inc.	190,294	15,600,302
Science Applications International Corp.	95,219	11,179,663
ShiftPixy, Inc. (a)	15	125
Skillsoft Corp. (a)	7,548	144,469
Spire Global, Inc. (a)(b)	24,333	123,612
SS&C Technologies Holdings, Inc.	382,849	21,539,085
StarTek, Inc. (a)	20,477	88,665
Steel Connect, Inc. (a)	3,766	35,476
Sterling Check Corp. (a)(b)	52,096	659,535
TaskUs, Inc. (a)	45,878	551,454
TransUnion Holding Co., Inc.	341,279	20,039,903
TriNet Group, Inc. (a)(b)	59,207	6,863,868
TrueBlue, Inc. (a)	56,428	786,606
Ttec Holdings, Inc.	33,238	622,215
Upwork, Inc. (a)	219,320	3,090,219
Verisk Analytics, Inc.	257,105	62,072,860
Verra Mobility Corp. (a)	300,370	6,031,430
Where Food Comes From, Inc. (a)	158	2,112
Willdan Group, Inc. (a)	22,522	450,440
		770,018,775
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	182,522	7,080,028
Alta Equipment Group, Inc.	46,471	443,333
Applied Industrial Technologies, Inc.	68,640	10,987,205
Beacon Roofing Supply, Inc. (a)	94,173	7,567,742
BlueLinx Corp. (a)	15,563	1,367,210
Boise Cascade Co.	70,426	7,697,562
Core & Main, Inc. (a)	215,157	7,536,950
Custom Truck One Source, Inc. Class A (a)	107,248	623,111
Distribution Solutions Group I (a)	18,516	471,417
DXP Enterprises, Inc. (a)	26,909	787,896
EVI Industries, Inc.	9,120	236,208
Fastenal Co.	1,012,694	60,731,259
Ferguson PLC	362,180	62,055,921
FTAI Aviation Ltd.	177,316	7,307,192
GATX Corp.	62,873	6,853,157
Global Industrial Co.	25,062	892,458
GMS, Inc. (a)	72,411	4,897,880
H&E Equipment Services, Inc.	59,029	2,615,575
Herc Holdings, Inc.	50,315	6,221,953
Hudson Technologies, Inc. (a)	70,734	873,565
Karat Packaging, Inc.	9,143	197,215
McGrath RentCorp.	43,376	4,410,905
Mega Matrix Corp. (a)	12,120	15,756
MRC Global, Inc. (a)	148,088	1,531,230
MSC Industrial Direct Co., Inc. Class A	83,897	8,173,246
NOW, Inc. (a)	192,405	1,918,278
Rush Enterprises, Inc.:
Class A	127,202	5,046,103
Class B	2,049	89,357
SiteOne Landscape Supply, Inc. (a)	79,781	11,234,760
Titan Machinery, Inc. (a)	35,331	807,667
Transcat, Inc. (a)	14,184	1,389,748
United Rentals, Inc.	121,130	57,660,303
W.W. Grainger, Inc.	78,886	62,019,384
Watsco, Inc. (b)	59,498	22,741,921
WESCO International, Inc.	78,187	12,185,444
Willis Lease Finance Corp. (a)	5,107	233,492
Xometry, Inc. (a)(b)	75,092	1,838,252
		388,740,683
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	3,404	34,108
TOTAL INDUSTRIALS		7,647,595,933
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	125,399	655,837
Airspan Networks Holdings, Inc. (a)(b)	38,468	4,809
Applied Optoelectronics, Inc. (a)(b)	54,189	718,004
Arista Networks, Inc. (a)	444,634	97,690,536
Aviat Networks, Inc. (a)	20,394	618,142
BK Technologies Corp.	1,331	17,303
CalAmp Corp. (a)(b)	55,099	17,758
Calix, Inc. (a)	104,903	4,048,207
Cambium Networks Corp. (a)	19,057	88,996
Casa Systems, Inc. (a)	51,702	28,912
Ciena Corp. (a)	264,654	12,134,386
Cisco Systems, Inc.	7,231,991	349,883,725
Clearfield, Inc. (a)(b)	22,402	569,907
ClearOne, Inc. (a)	23,778	19,498
CommScope Holding Co., Inc. (a)	397,226	663,367
COMSovereign Holding Corp. (a)(b)	749	824
Comtech Telecommunications Corp.	51,353	606,479
Digi International, Inc. (a)	63,929	1,504,889
DZS, Inc. (a)	29,592	47,643
EMCORE Corp. (a)	52,233	24,570
Extreme Networks, Inc. (a)	226,338	3,653,095
F5, Inc. (a)	105,446	18,051,301
Franklin Wireless Corp. (a)	2,616	7,560
Genasys, Inc. (a)	69,050	111,171
Harmonic, Inc. (a)	202,226	2,236,620
Infinera Corp. (a)(b)	357,359	1,390,127
Inseego Corp. (a)(b)	125,101	27,622
Juniper Networks, Inc.	571,308	16,253,713
KVH Industries, Inc. (a)	21,024	100,705
Lantronix, Inc. (a)	49,310	286,491
Lumentum Holdings, Inc. (a)	121,517	5,200,928
Motorola Solutions, Inc.	296,439	95,711,260
NETGEAR, Inc. (a)	49,273	672,084
NetScout Systems, Inc. (a)	126,848	2,547,108
Network-1 Security Solutions, Inc.	15,146	33,321
Ondas Holdings, Inc. (a)(b)	80,396	88,034
Optical Cable Corp. (a)	398	1,075
PCTEL, Inc.	24,086	166,193
Ribbon Communications, Inc. (a)	159,339	339,392
Ubiquiti, Inc.	7,639	857,554
ViaSat, Inc. (a)(b)	133,183	2,723,592
Viavi Solutions, Inc. (a)	398,868	3,222,853
Vislink Technologies, Inc. (a)(b)	3,268	12,288
		623,037,879
Electronic Equipment, Instruments & Components - 0.7%
908 Devices, Inc. (a)(b)	43,464	345,973
Advanced Energy Industries, Inc.	66,785	6,347,914
Aeva Technologies, Inc. (a)	163,649	91,431
AEye, Inc. Class A (a)(b)	192,732	29,103
Airgain, Inc. (a)	15,261	36,626
Akoustis Technologies, Inc. (a)(b)	122,642	69,906
Alpine 4 Holdings, Inc. (a)(b)	35,149	29,880
Amphenol Corp. Class A	1,058,231	96,288,439
AmpliTech Group, Inc. (a)(b)	58,202	92,541
Arlo Technologies, Inc. (a)	167,697	1,524,366
Arrow Electronics, Inc. (a)	98,580	11,687,645
Astrotech Corp. (a)	7,758	64,236
Avnet, Inc.	163,072	7,625,247
Badger Meter, Inc.	52,087	7,676,061
Bel Fuse, Inc. Class B (non-vtg.)	21,271	1,150,761
Belden, Inc.	75,561	5,020,273
Benchmark Electronics, Inc.	65,113	1,624,569
CDW Corp.	237,967	50,182,481
Cepton, Inc. (a)(b)	5,247	15,216
Climb Global Solutions, Inc.	6,837	326,057
Coda Octopus Group, Inc. (a)(b)	7,025	41,658
Cognex Corp.	305,110	11,502,647
Coherent Corp. (a)	230,990	8,498,122
Corning, Inc.	1,363,905	38,857,653
CPS Technologies Corp. (a)	12,397	28,761
Crane Nxt Co.	85,380	4,393,655
CTS Corp.	56,131	2,175,076
Daktronics, Inc. (a)	71,423	744,942
Digital Ally, Inc. (a)(b)	3,677	6,986
ePlus, Inc. (a)	48,718	3,092,619
Evolv Technologies Holdings, Inc. (a)(b)	132,771	531,084
Fabrinet (a)	64,546	10,449,997
FARO Technologies, Inc. (a)	32,882	604,042
Focus Universal, Inc. (b)	45,621	69,344
Frequency Electronics, Inc.	1,929	19,059
Identiv, Inc. (a)	37,289	258,040
Insight Enterprises, Inc. (a)	53,783	8,143,822
Interlink Electronics, Inc. (a)	266	3,272
IPG Photonics Corp. (a)	53,555	5,128,427
Iteris, Inc. (a)	71,414	302,795
Itron, Inc. (a)	80,426	5,419,104
Jabil, Inc.	232,371	26,797,024
KEY Tronic Corp. (a)	7,162	29,364
Keysight Technologies, Inc. (a)	316,777	43,046,827
Kimball Electronics, Inc. (a)	42,796	1,054,493
Knowles Corp. (a)	159,348	2,528,853
LGL Group, Inc. (a)	914	4,460
LightPath Technologies, Inc. Class A (a)	45,332	56,212
Lightwave Logic, Inc. (a)(b)	206,881	823,386
Littelfuse, Inc.	44,160	10,280,448
Luna Innovations, Inc. (a)(b)	56,347	358,930
M-Tron Industries, Inc. (a)	3,414	117,783
Methode Electronics, Inc. Class A	64,657	1,534,311
MicroVision, Inc. (a)(b)	334,951	844,077
Mirion Technologies, Inc. Class A (a)	333,565	2,978,735
Movella Holdings, Inc. (a)(b)	77,204	27,716
Napco Security Technologies, Inc.	51,072	1,562,803
Neonode, Inc. (a)	16,275	20,507
nLIGHT, Inc. (a)	83,285	1,101,028
Novanta, Inc. (a)	63,955	9,237,660
OSI Systems, Inc. (a)	27,114	3,342,885
Ouster, Inc. (a)(b)	55,035	281,779
Par Technology Corp. (a)(b)	49,401	1,819,439
PC Connection, Inc.	20,335	1,212,576
Plexus Corp. (a)	49,214	5,014,414
Powerfleet, Inc. (a)	59,046	136,987
Presto Automation, Inc. (a)	40,265	26,732
Red Cat Holdings, Inc. (a)(b)	36,475	32,277
Research Frontiers, Inc. (a)(b)	31,238	32,175
RF Industries Ltd. (a)	7,617	20,490
Richardson Electronics Ltd.	19,323	251,585
Rogers Corp. (a)	29,818	3,858,449
Sanmina Corp. (a)	102,563	5,139,432
ScanSource, Inc. (a)	43,211	1,444,544
Sigmatron International, Inc. (a)(b)	7,949	28,219
Smartrent, Inc. (a)(b)	338,285	1,058,832
Sobr Safe, Inc. (a)(b)	17,367	12,678
Sono-Tek Corp. (a)	20,858	104,290
TD SYNNEX Corp.	92,558	9,129,921
TE Connectivity Ltd.	557,230	72,997,130
Teledyne Technologies, Inc. (a)	83,423	33,616,132
Trimble, Inc. (a)	440,311	20,430,430
TTM Technologies, Inc. (a)	184,955	2,776,175
Vishay Intertechnology, Inc.	225,309	5,008,619
Vishay Precision Group, Inc. (a)	21,804	664,804
Vontier Corp.	274,424	9,256,322
Vuzix Corp. (a)(b)	97,307	204,345
Wrap Technologies, Inc. (a)(b)	42,925	119,332
Zebra Technologies Corp. Class A (a)	90,948	21,552,857
		592,478,297
IT Services - 1.5%
Accenture PLC Class A	1,119,472	372,940,902
Akamai Technologies, Inc. (a)	269,791	31,168,954
Backblaze, Inc. Class A (a)	35,473	256,825
BigBear.ai Holdings, Inc. (a)(b)	81,361	138,314
BigCommerce Holdings, Inc. (a)	116,604	1,016,787
Brightcove, Inc. (a)	67,314	164,919
Ciso Global, Inc. (a)(b)	67,013	9,301
Cloudflare, Inc. (a)	517,917	39,957,297
Cognizant Technology Solutions Corp. Class A	895,080	62,995,730
Computer Task Group, Inc. (a)	29,012	304,046
Couchbase, Inc. (a)	55,219	1,084,501
Crexendo, Inc.	4,063	11,945
CSP, Inc.	4,635	115,643
DecisionPoint Systems, Inc. (a)	6,942	41,131
Digitalocean Holdings, Inc. (a)(b)	92,937	2,752,794
DXC Technology Co. (a)	364,605	8,433,314
Edgio, Inc. (a)	224,073	103,768
EPAM Systems, Inc. (a)	102,693	26,514,306
Fastly, Inc. Class A (a)	212,676	3,532,548
Gartner, Inc. (a)	139,963	60,861,511
GoDaddy, Inc. (a)	259,760	25,991,586
Grid Dynamics Holdings, Inc. (a)	99,128	1,256,943
Hackett Group, Inc.	43,848	978,249
IBM Corp.	1,616,847	256,367,260
Information Services Group, Inc.	51,969	216,191
Inpixon (a)	1,194	75
Kyndryl Holdings, Inc. (a)	409,227	7,378,363
MongoDB, Inc. Class A (a)	125,251	52,071,851
Okta, Inc. (a)	274,553	18,408,779
OMNIQ Corp. (a)	2,813	1,857
Perficient, Inc. (a)	62,288	3,854,381
Rackspace Technology, Inc. (a)(b)	101,318	127,661
Research Solutions, Inc. (a)	1,221	3,028
Snowflake, Inc. (a)	577,934	108,466,653
Squarespace, Inc. Class A (a)	90,103	2,525,587
The Glimpse Group, Inc. (a)(b)	15,898	20,508
Thoughtworks Holding, Inc. (a)	162,690	634,491
Tucows, Inc. (a)(b)	17,083	362,330
Twilio, Inc. Class A (a)	320,004	20,697,859
Unisys Corp. (a)	126,658	606,692
VeriSign, Inc. (a)	159,080	33,756,776
WaveDancer, Inc. (a)(b)	1,145	2,874
WidePoint Corp. (a)	10,560	19,958
		1,146,154,488
Semiconductors & Semiconductor Equipment - 7.0%
ACM Research, Inc. (a)	82,337	1,370,088
Advanced Micro Devices, Inc. (a)	2,866,742	347,334,461
AEHR Test Systems (a)(b)	45,578	1,046,471
Allegro MicroSystems LLC (a)	126,602	3,446,106
Alpha & Omega Semiconductor Ltd. (a)	41,857	895,321
Ambarella, Inc. (a)	65,775	3,861,650
Amkor Technology, Inc.	183,428	5,167,167
Amtech Systems, Inc. (a)	21,399	165,628
Analog Devices, Inc.	889,834	163,177,759
Applied Materials, Inc.	1,490,128	223,191,372
Atomera, Inc. (a)(b)	43,547	300,039
Axcelis Technologies, Inc. (a)	58,373	7,254,596
AXT, Inc. (a)	69,951	139,202
Broadcom, Inc.	783,357	725,177,076
CEVA, Inc. (a)	39,602	861,740
Cirrus Logic, Inc. (a)	96,869	7,353,326
Cohu, Inc. (a)	85,639	2,717,325
Credo Technology Group Holding Ltd. (a)	205,925	3,688,117
CVD Equipment Corp. (a)	17,135	81,905
Diodes, Inc. (a)	81,454	5,410,175
Enphase Energy, Inc. (a)	241,365	24,382,692
Entegris, Inc.	266,383	27,810,385
Everspin Technologies, Inc. (a)	28,752	256,180
First Solar, Inc. (a)	189,125	29,840,143
FormFactor, Inc. (a)	137,212	5,156,427
GSI Technology, Inc. (a)	31,934	88,457
Ichor Holdings Ltd. (a)	50,704	1,324,896
Impinj, Inc. (a)	40,437	3,380,129
indie Semiconductor, Inc. (a)(b)	222,327	1,658,559
Intel Corp.	7,430,910	332,161,677
Intest Corp. (a)	20,953	273,856
KLA Corp.	242,624	132,137,883
Kopin Corp. (a)	168,752	256,503
Kulicke & Soffa Industries, Inc.	100,163	5,160,398
Lam Research Corp.	236,525	169,332,978
Lattice Semiconductor Corp. (a)	244,286	14,302,945
MACOM Technology Solutions Holdings, Inc. (a)	95,824	8,047,300
Marvell Technology, Inc.	1,525,831	85,034,562
MaxLinear, Inc. Class A (a)	129,534	2,426,172
Meta Materials, Inc. (a)(b)	604,133	56,970
Microchip Technology, Inc.	966,252	80,624,067
Micron Technology, Inc.	1,943,272	147,921,865
MKS Instruments, Inc.	111,379	9,194,336
Monolithic Power Systems, Inc.	84,629	46,437,625
Navitas Semiconductor Corp. (a)(b)	219,951	1,526,460
NVE Corp.	8,383	600,810
NVIDIA Corp.	4,382,521	2,049,705,072
NXP Semiconductors NV	456,961	93,256,601
ON Semiconductor Corp. (a)	765,998	54,638,637
Onto Innovation, Inc. (a)	87,146	12,288,457
PDF Solutions, Inc. (a)	53,922	1,617,121
Peraso, Inc. (a)(b)	10,535	2,075
Photronics, Inc. (a)	112,879	2,385,133
Pixelworks, Inc. (a)	76,064	87,474
Power Integrations, Inc.	101,838	7,781,442
Qorvo, Inc. (a)	173,104	16,704,536
Qualcomm, Inc.	1,980,219	255,547,262
QuickLogic Corp. (a)	22,326	245,363
Rambus, Inc. (a)	193,671	13,105,717
Rigetti Computing, Inc. Class A (a)(b)	164,391	174,254
Semtech Corp. (a)	111,802	1,830,199
Silicon Laboratories, Inc. (a)	56,383	5,941,077
SiTime Corp. (a)	30,263	3,347,088
SkyWater Technology, Inc. (a)	30,693	216,386
Skyworks Solutions, Inc.	282,991	27,430,318
SMART Global Holdings, Inc. (a)	86,509	1,441,240
SolarEdge Technologies, Inc. (a)	100,026	7,940,064
Synaptics, Inc. (a)	70,481	7,135,496
Teradyne, Inc.	273,500	25,224,905
Texas Instruments, Inc.	1,611,234	246,051,544
Transphorm, Inc. (a)	41,271	127,940
Trio-Tech International (a)	3,283	16,054
Ultra Clean Holdings, Inc. (a)	77,860	2,113,120
Universal Display Corp.	77,372	13,091,342
Veeco Instruments, Inc. (a)(b)	102,262	2,917,535
Wolfspeed, Inc. (a)(b)	220,844	8,140,310
		5,492,537,561
Software - 11.0%
8x8, Inc. (a)(b)	217,741	672,820
A10 Networks, Inc.	128,897	1,609,924
ACI Worldwide, Inc. (a)	193,153	5,164,911
Adeia, Inc.	191,792	1,762,568
Adobe, Inc. (a)	808,747	494,152,504
Agilysys, Inc. (a)	35,791	3,081,247
Alarm.com Holdings, Inc. (a)	89,324	4,866,372
Alkami Technology, Inc. (a)	73,156	1,665,762
Altair Engineering, Inc. Class A (a)	96,599	6,999,564
Alteryx, Inc. Class A (a)	112,171	4,492,449
American Software, Inc. Class A	62,151	617,159
Amplitude, Inc. (a)	128,514	1,368,674
ANSYS, Inc. (a)	154,010	45,180,374
AppFolio, Inc. (a)	34,750	6,576,438
Appian Corp. Class A (a)	74,343	2,694,190
Applied Digital Corp. (a)(b)	110,312	515,157
AppLovin Corp. (a)	238,835	8,951,536
Arteris, Inc. (a)	33,781	186,133
Asana, Inc. (a)(b)	138,955	2,919,445
Aspen Technology, Inc. (a)	50,489	9,505,059
Atlassian Corp. PLC (a)	268,819	51,330,988
AudioEye, Inc. (a)(b)	7,282	31,094
Aurora Innovation, Inc. (a)(b)	1,337,521	2,929,171
Authid, Inc. (a)	6,560	62,189
Autodesk, Inc. (a)	379,303	82,851,154
AvePoint, Inc. (a)(b)	168,039	1,376,239
Aware, Inc. (a)	10,564	17,114
Bentley Systems, Inc. Class B	408,568	21,270,050
Bill Holdings, Inc. (a)	170,615	11,170,164
Blackbaud, Inc. (a)	76,617	5,764,663
BlackLine, Inc. (a)	89,291	5,165,484
Blend Labs, Inc. (a)(b)	277,956	353,004
Box, Inc. Class A (a)	256,948	6,724,329
Braze, Inc. (a)	84,620	4,649,023
BSQUARE Corp. (a)	7,885	14,982
BTCS, Inc. (a)	11,578	11,407
BTCS, Inc. Series V (c)	11,578	0
C3.ai, Inc. (a)(b)	162,394	4,728,913
Cadence Design Systems, Inc. (a)	482,301	131,798,394
CCC Intelligent Solutions Holdings, Inc. Class A (a)	413,961	4,835,064
Cerence, Inc. (a)	73,975	1,279,028
Cipher Mining, Inc. (a)	86,576	239,816
Cleanspark, Inc. (a)(b)	276,208	1,723,538
Clear Secure, Inc.	151,401	3,229,383
Clearwater Analytics Holdings, Inc. (a)	191,191	4,074,280
CommVault Systems, Inc. (a)	78,212	5,754,839
Confluent, Inc. (a)	374,129	7,939,017
Consensus Cloud Solutions, Inc. (a)	32,521	599,037
CoreCard Corp. (a)(b)	9,899	128,984
Crowdstrike Holdings, Inc. (a)	397,844	94,285,050
CS Disco, Inc. (a)	44,309	263,639
CXApp, Inc. Class A (a)	2,966	4,063
Cyngn, Inc. (b)	101,427	26,351
D-Wave Quantum, Inc. (a)(b)	122,779	100,679
Datadog, Inc. Class A (a)	529,252	61,694,906
DatChat, Inc. (a)	141	283
Dave, Inc. (a)(b)	9,953	59,718
Digimarc Corp. (a)(b)	25,580	854,116
Digital Turbine, Inc. (a)	170,951	794,922
DocuSign, Inc. (a)	357,734	15,418,335
Dolby Laboratories, Inc. Class A	105,874	9,118,928
Domo, Inc. Class B (a)	55,405	525,793
DoubleVerify Holdings, Inc. (a)	244,123	8,104,884
Dropbox, Inc. Class A (a)	457,682	12,897,479
Duos Technologies Group, Inc. (a)	23,909	72,683
Dynatrace, Inc. (a)	421,957	22,595,797
E2open Parent Holdings, Inc. (a)	333,840	1,215,178
Ebix, Inc. (b)	41,416	163,179
eGain Communications Corp. (a)	36,168	275,600
Elastic NV (a)	141,219	11,348,359
Enfusion, Inc. Class A (a)(b)	67,781	693,400
EngageSmart, Inc. (a)	83,067	1,894,758
Envestnet, Inc. (a)(b)	88,756	3,375,391
Everbridge, Inc. (a)	73,116	1,488,642
EverCommerce, Inc. (a)	45,643	425,393
Expensify, Inc. (a)	73,559	171,392
Fair Isaac Corp. (a)	44,116	47,980,562
Five9, Inc. (a)	127,633	9,728,187
Fortinet, Inc. (a)	1,157,162	60,820,435
Foxo Technologies, Inc. Class A (a)(b)	4,770	1,588
Freshworks, Inc. (a)	282,057	5,646,781
Gen Digital, Inc.	999,679	22,072,912
GitLab, Inc. (a)	141,367	6,833,681
Greenidge Generation Holdings, Inc. (a)(b)	2,725	13,026
GSE Systems, Inc. (a)	27	89
Guidewire Software, Inc. (a)	144,608	14,452,124
HashiCorp, Inc. (a)	178,636	3,826,383
HubSpot, Inc. (a)	88,491	43,708,360
Informatica, Inc. (a)	70,091	1,758,583
Instructure Holdings, Inc. (a)	33,322	871,370
Intapp, Inc. (a)	53,603	2,010,113
Intellicheck, Inc. (a)(b)	21,753	41,113
InterDigital, Inc.	46,712	4,667,463
Intrusion, Inc. (a)(b)	19,226	6,489
Intuit, Inc.	496,912	283,965,332
Inuvo, Inc. (a)	121,663	36,450
Issuer Direct Corp. (a)	5,925	90,356
Jamf Holding Corp. (a)(b)	95,590	1,574,367
Kaltura, Inc. (a)	120,179	205,506
LivePerson, Inc. (a)	119,413	339,133
Liveramp Holdings, Inc. (a)	119,151	3,951,047
Livevox Holdings, Inc. (a)	31,761	116,880
Manhattan Associates, Inc. (a)	109,506	24,425,313
Marathon Digital Holdings, Inc. (a)(b)	305,147	3,652,610
MariaDB PLC	3,033	1,012
Marin Software, Inc. (a)(b)	17,179	5,291
Matterport, Inc. (a)(b)	460,697	1,160,956
MeridianLink, Inc. (a)(b)	40,215	764,889
Microsoft Corp.	13,182,695	4,995,054,931
MicroStrategy, Inc. Class A (a)(b)	21,374	10,650,664
Mitek Systems, Inc. (a)	83,465	942,320
Model N, Inc. (a)	64,507	1,480,436
N-able, Inc. (a)	123,486	1,470,718
nCino, Inc. (a)	107,515	2,970,639
NCR Voyix Corp. (a)	239,635	3,757,477
Near Intelligence, Inc. (a)(b)	45,688	9,837
NetSol Technologies, Inc. (a)	11,760	24,814
Nextnav, Inc. (a)(b)	82,199	325,508
Nutanix, Inc. Class A (a)	418,356	18,026,960
Oblong, Inc. (a)	1,050	199
Olo, Inc. (a)	201,908	1,082,227
ON24, Inc.	74,525	567,135
Onespan, Inc. (a)	60,732	609,142
Oracle Corp.	2,793,442	324,625,895
Pagerduty, Inc. (a)(b)	163,024	3,553,923
Palantir Technologies, Inc. (a)	3,378,117	67,731,246
Palo Alto Networks, Inc. (a)	542,823	160,181,639
Pegasystems, Inc.	76,750	3,989,465
Phunware, Inc. (a)(b)	166,087	19,299
Porch Group, Inc. Class A (a)(b)	153,179	232,832
PowerSchool Holdings, Inc. (a)(b)	104,049	2,426,423
Procore Technologies, Inc. (a)	156,988	9,276,421
Progress Software Corp.	77,563	4,177,543
PROS Holdings, Inc. (a)	75,196	2,748,414
PTC, Inc. (a)	210,837	33,177,310
Q2 Holdings, Inc. (a)	105,279	3,739,510
Qualys, Inc. (a)	64,990	12,012,752
Quantum Computing, Inc. (a)	39,536	35,227
Rapid7, Inc. (a)	107,617	5,827,461
Red Violet, Inc. (a)	19,793	414,070
Rekor Systems, Inc. (a)(b)	107,462	297,670
Remark Holdings, Inc. (a)(b)	13,932	7,105
Repositrak (b)	32,876	337,308
Rimini Street, Inc. (a)	85,187	267,487
RingCentral, Inc. (a)	149,591	4,257,360
Riot Platforms, Inc. (a)(b)	306,632	3,848,232
Roper Technologies, Inc.	189,257	101,867,580
Rubicon Technologies, Inc. Class A (a)	35,917	90,870
Salesforce, Inc. (a)	1,728,258	435,348,190
Samsara, Inc. (a)	270,675	7,454,390
SecureWorks Corp. (a)	18,591	111,174
Semrush Holdings, Inc. (a)	60,004	655,244
SentinelOne, Inc. (a)	424,715	8,107,809
ServiceNow, Inc. (a)	362,013	248,246,795
Sigma Additive Solutions, Inc. (a)(b)	1,241	4,604
Smartsheet, Inc. (a)	236,904	10,039,992
Smith Micro Software, Inc. (a)	82,092	55,782
SolarWinds, Inc. (a)	93,290	1,081,231
Soluna Holdings, Inc. (a)(b)	381	1,196
SoundHound AI, Inc. (a)(b)	369,217	790,124
SoundThinking, Inc. (a)	15,062	335,280
Splunk, Inc. (a)	269,392	40,823,664
Sprinklr, Inc. (a)	187,080	2,933,414
Sprout Social, Inc. (a)(b)	86,186	4,903,983
SPS Commerce, Inc. (a)	65,062	11,208,881
Stronghold Digital Mining, Inc. Class A (a)(b)	6,579	27,434
Synchronoss Technologies, Inc. (a)	125,684	67,844
Synopsys, Inc. (a)	269,998	146,671,014
Telos Corp. (a)	87,648	360,233
Tenable Holdings, Inc. (a)	206,335	8,540,206
Teradata Corp. (a)	177,115	8,368,684
TeraWulf, Inc. (a)(b)	195,908	227,253
Tyler Technologies, Inc. (a)	74,655	30,521,950
UiPath, Inc. Class A (a)	710,301	14,035,548
Unity Software, Inc. (a)(b)	425,969	12,570,345
Upland Software, Inc. (a)	53,426	252,171
Varonis Systems, Inc. (a)	194,032	8,128,000
Verb Technology Co., Inc. (a)	4,245	828
Verint Systems, Inc. (a)	113,409	2,786,459
Veritone, Inc. (a)(b)	55,280	114,430
Vertex, Inc. Class A (a)	73,306	2,056,966
Viant Technology, Inc. (a)	20,970	132,740
VirnetX Holding Corp. (a)(b)	4,674	36,130
Weave Communications, Inc. (a)	52,112	491,937
Workday, Inc. Class A (a)	365,157	98,855,303
Workiva, Inc. (a)	84,191	8,096,648
Xperi, Inc. (a)	77,837	803,278
Yext, Inc. (a)	188,838	1,251,996
ZeroFox Holdings, Inc. (a)	50,826	32,681
Zeta Global Holdings Corp. (a)	269,619	2,202,787
Zoom Video Communications, Inc. Class A (a)	444,112	30,124,117
Zscaler, Inc. (a)	154,545	30,527,274
Zuora, Inc. (a)	235,743	2,149,976
		8,719,282,987
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	26,075,814	4,953,100,869
Astro-Med, Inc. (a)	8,893	125,391
Boxlight Corp. (a)	8,268	8,764
CompoSecure, Inc. (a)(b)	27,823	138,837
Corsair Gaming, Inc. (a)	75,949	980,502
CPI Card Group (a)(b)	8,059	143,370
Dell Technologies, Inc.	448,113	33,998,333
Eastman Kodak Co. (a)	124,455	450,527
Hewlett Packard Enterprise Co.	2,288,101	38,691,788
HP, Inc.	1,541,898	45,239,287
Immersion Corp.	61,732	400,023
Intevac, Inc. (a)	41,497	154,369
IonQ, Inc. (a)(b)	301,572	3,688,226
Movano, Inc. (a)	47,458	40,339
NetApp, Inc.	374,884	34,260,649
One Stop Systems, Inc. (a)	15,326	31,572
Pure Storage, Inc. Class A (a)	512,549	17,073,007
Quantum Corp. (a)	184,996	55,369
Seagate Technology Holdings PLC	341,374	27,002,683
Socket Mobile, Inc. (a)	1,516	2,183
Sonim Technologies, Inc. (a)	33,235	23,597
Super Micro Computer, Inc. (a)	80,807	22,098,290
Transact Technologies, Inc. (a)	14,803	99,920
Turtle Beach Corp. (a)	27,960	316,228
Western Digital Corp. (a)	565,937	27,340,416
Xerox Holdings Corp.	207,479	2,902,631
		5,208,367,170
TOTAL INFORMATION TECHNOLOGY		21,781,858,382
MATERIALS - 2.7%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)	33,384	90,137
AdvanSix, Inc.	47,599	1,243,762
Air Products & Chemicals, Inc.	394,227	106,658,115
Albemarle Corp. (b)	207,653	25,182,079
Alto Ingredients, Inc. (a)	127,230	310,441
American Vanguard Corp.	51,743	485,349
Ashland, Inc.	91,178	7,286,946
ASP Isotopes, Inc.	11,407	21,901
Aspen Aerogels, Inc. (a)(b)	97,644	1,023,309
Avient Corp.	161,120	5,534,472
Axalta Coating Systems Ltd. (a)	395,131	12,434,773
Balchem Corp.	57,131	7,125,378
Cabot Corp.	99,168	7,526,851
Celanese Corp. Class A	177,659	24,634,197
CF Industries Holdings, Inc.	342,977	25,774,722
Core Molding Technologies, Inc. (a)	12,523	225,289
Corteva, Inc.	1,260,040	56,953,808
Danimer Scientific, Inc. (a)(b)	164,697	179,520
Dow, Inc.	1,248,234	64,596,110
DuPont de Nemours, Inc.	814,148	58,244,148
Eastman Chemical Co.	209,766	17,584,684
Ecolab, Inc.	449,833	86,246,481
Ecovyst, Inc. (a)	184,776	1,759,068
Element Solutions, Inc.	396,023	8,300,642
Flotek Industries, Inc. (a)	15,431	48,608
FMC Corp.	221,967	11,910,749
FutureFuel Corp.	46,867	278,390
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,385,313	3,077,054
H.B. Fuller Co.	94,571	7,157,133
Hawkins, Inc.	34,197	2,101,064
Huntsman Corp.	292,161	7,187,161
Ingevity Corp. (a)	60,459	2,345,205
Innospec, Inc.	45,035	4,731,827
International Flavors & Fragrances, Inc.	452,474	34,107,490
Intrepid Potash, Inc. (a)	16,359	336,014
Koppers Holdings, Inc.	36,431	1,645,588
Kronos Worldwide, Inc.	45,405	396,386
Linde PLC	865,718	358,208,137
Livent Corp. (a)(b)	316,613	4,356,595
Loop Industries, Inc. (a)(b)	33,272	116,785
LSB Industries, Inc. (a)	92,540	793,068
LyondellBasell Industries NV Class A	454,389	43,212,394
Mativ, Inc.	94,745	1,108,517
Minerals Technologies, Inc.	57,883	3,625,791
NewMarket Corp.	12,241	6,493,973
Northern Technologies International Corp.	11,725	127,216
Olin Corp.	222,904	10,507,695
Origin Materials, Inc. Class A (a)(b)	239,053	163,201
Orion SA	104,513	2,490,545
Perimeter Solutions SA (a)	257,480	1,071,117
PPG Industries, Inc.	417,870	59,333,361
PureCycle Technologies, Inc. (a)(b)	241,119	974,121
Quaker Houghton	24,395	4,361,582
Rayonier Advanced Materials, Inc. (a)	111,979	369,531
RPM International, Inc.	229,186	23,590,115
Sensient Technologies Corp.	75,601	4,380,322
Sherwin-Williams Co.	419,676	117,005,669
Stepan Co.	38,338	3,165,569
The Chemours Co. LLC	261,500	7,172,945
The Mosaic Co.	588,816	21,132,606
The Scotts Miracle-Gro Co. Class A	74,156	4,127,523
Trinseo PLC	62,069	358,759
Tronox Holdings PLC	202,262	2,578,841
Valhi, Inc.	4,938	67,058
Westlake Corp.	56,562	7,261,995
		1,282,899,882
Construction Materials - 0.2%
Eagle Materials, Inc.	62,975	11,401,624
Knife River Holding Co. (b)	100,131	5,975,818
Martin Marietta Materials, Inc.	109,564	50,902,339
Smith-Midland Corp. (a)	6,262	191,555
Summit Materials, Inc.	211,580	7,339,710
United States Lime & Minerals, Inc.	3,991	846,132
Vulcan Materials Co.	235,239	50,237,641
		126,894,819
Containers & Packaging - 0.3%
Amcor PLC	2,608,833	24,731,737
Aptargroup, Inc.	116,296	14,756,799
Avery Dennison Corp.	142,962	27,806,109
Ball Corp.	558,663	30,888,477
Berry Global Group, Inc.	209,781	13,870,720
Crown Holdings, Inc.	213,465	18,360,125
Eightco Holdings, Inc. (a)	503	312
Graphic Packaging Holding Co.	544,397	12,341,480
Greif, Inc.:
Class A	43,255	3,023,525
Class B	11,607	808,428
International Paper Co.	614,292	22,691,946
Myers Industries, Inc.	63,337	1,115,998
O-I Glass, Inc. (a)	276,068	4,074,764
Packaging Corp. of America	159,301	26,764,161
Pactiv Evergreen, Inc.	69,904	799,702
Ranpak Holdings Corp. (A Shares) (a)	65,732	269,501
Sealed Air Corp.	257,506	8,595,550
Silgan Holdings, Inc.	148,935	6,213,568
Sonoco Products Co.	174,237	9,610,913
TriMas Corp.	71,902	1,842,848
WestRock Co.	456,159	18,780,066
		247,346,729
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	49,444	101,855
Alcoa Corp.	317,205	8,520,126
Alpha Metallurgical Resources	21,673	6,080,577
Ampco-Pittsburgh Corp. (a)	11,261	31,306
Arch Resources, Inc.	32,247	5,351,712
Ascent Industries Co. (a)	13,621	111,556
ATI, Inc. (a)	228,052	10,022,885
Carpenter Technology Corp.	86,078	6,095,183
Century Aluminum Co. (a)	92,295	725,439
Cleveland-Cliffs, Inc. (a)	903,370	15,501,829
Coeur d'Alene Mines Corp. (a)	631,836	1,927,100
Commercial Metals Co.	206,658	9,367,807
Compass Minerals International, Inc.	59,751	1,450,754
Contango ORE, Inc. (a)	8,285	181,027
Dakota Gold Corp. (a)	90,101	254,085
Freeport-McMoRan, Inc.	2,543,742	94,932,451
Friedman Industries	10,864	130,368
Gatos Silver, Inc. (a)	87,945	556,692
Gold Resource Corp.	159,439	51,052
Golden Minerals Co. (a)(b)	3,898	2,183
Haynes International, Inc.	24,602	1,207,466
Hecla Mining Co.	1,024,397	5,101,497
Hycroft Mining Holding Corp. (a)(b)	27,375	58,583
Idaho Strategic Resources, Inc. (a)	19,075	128,184
Kaiser Aluminum Corp.	28,141	1,645,686
Materion Corp.	36,909	4,174,777
McEwen Mining, Inc. (a)	69,952	537,231
MP Materials Corp. (a)(b)	256,181	4,065,592
Newmont Corp.	2,045,392	82,204,304
Nucor Corp.	441,031	74,962,039
Olympic Steel, Inc.	16,906	955,696
Paramount Gold Nevada Corp. (a)	5,612	2,217
Piedmont Lithium, Inc. (a)(b)	33,704	873,271
Ramaco Resources, Inc.	67,603	1,128,970
Ramaco Resources, Inc. Class B	8,218	122,941
Reliance Steel & Aluminum Co.	103,869	28,590,981
Royal Gold, Inc.	116,407	14,178,373
Ryerson Holding Corp.	52,282	1,619,174
Schnitzer Steel Industries, Inc. Class A	47,341	1,213,350
Solitario Exploration & Royalty Corp. (a)	12,775	6,890
Steel Dynamics, Inc.	275,690	32,842,950
SunCoke Energy, Inc.	148,401	1,381,613
TimkenSteel Corp. (a)	70,027	1,422,949
Tredegar Corp.	46,709	219,532
U.S. Gold Corp. (a)	10,810	35,997
U.S. GoldMining, Inc.	1,430	11,040
United States Antimony Corp. (a)	69,277	18,088
United States Steel Corp.	395,683	14,205,020
Universal Stainless & Alloy Products, Inc. (a)	14,087	238,070
Warrior Metropolitan Coal, Inc.	91,736	5,134,464
Worthington Enterprises, Inc.	53,949	3,868,143
		443,551,075
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	30,305	1,062,796
Glatfelter Corp. (a)	77,025	113,227
Louisiana-Pacific Corp.	113,943	6,949,384
Mercer International, Inc. (SBI)	85,995	823,832
Sylvamo Corp.	62,771	3,156,126
		12,105,365
TOTAL MATERIALS		2,112,797,870
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	172,709	2,611,360
Agree Realty Corp.	171,047	10,127,693
Alexander & Baldwin, Inc.	132,726	2,223,161
Alexanders, Inc.	4,073	749,269
Alexandria Real Estate Equities, Inc.	276,425	30,240,895
Alpine Income Property Trust, Inc.	24,428	398,909
American Assets Trust, Inc.	94,840	1,910,078
American Homes 4 Rent Class A	564,774	20,484,353
American Tower Corp.	827,155	172,693,421
Americold Realty Trust	449,843	12,699,068
Apartment Income (REIT) Corp.	266,024	8,278,667
Apartment Investment & Management Co. Class A (a)	257,597	1,774,843
Apple Hospitality (REIT), Inc.	376,902	6,282,956
Armada Hoffler Properties, Inc.	121,666	1,335,893
Ashford Hospitality Trust, Inc. (a)(b)	61,890	135,539
AvalonBay Communities, Inc.	251,152	43,434,227
Bluerock Homes Trust, Inc. (a)	5,498	75,323
Boston Properties, Inc.	255,289	14,533,603
Braemar Hotels & Resorts, Inc.	89,458	187,862
Brandywine Realty Trust (SBI)	297,178	1,325,414
Brixmor Property Group, Inc.	537,810	11,573,671
Broadstone Net Lease, Inc.	330,708	5,291,328
BRT Apartments Corp.	21,219	386,186
Camden Property Trust (SBI)	189,450	17,099,757
CareTrust (REIT), Inc.	179,854	4,151,030
CBL & Associates Properties, Inc.	48,442	1,138,387
Centerspace	27,102	1,445,621
Chatham Lodging Trust	86,951	861,684
City Office REIT, Inc.	65,824	317,930
Clipper Realty, Inc.	18,245	93,050
Community Healthcare Trust, Inc.	47,659	1,291,559
COPT Defense Properties (SBI)	203,646	4,928,233
CorEnergy Infrastructure Trust, Inc.	20,064	9,229
Cousins Properties, Inc.	273,647	5,615,236
Creative Media & Community Trust Corp.	40,405	155,155
Crown Castle International Corp.	769,617	90,260,682
CTO Realty Growth, Inc.	35,525	600,373
CubeSmart	399,288	15,875,691
DiamondRock Hospitality Co.	377,238	3,138,620
Digital Realty Trust, Inc.	537,070	74,534,575
Diversified Healthcare Trust (SBI)	389,961	912,509
Douglas Emmett, Inc.	305,400	3,731,988
Easterly Government Properties, Inc.	177,847	2,073,696
EastGroup Properties, Inc.	81,046	14,081,743
Elme Communities (SBI)	166,995	2,194,314
Empire State Realty Trust, Inc.	226,638	2,030,676
EPR Properties	133,230	5,944,723
Equinix, Inc.	165,983	135,277,805
Equity Commonwealth	191,447	3,597,289
Equity Lifestyle Properties, Inc.	330,102	23,470,252
Equity Residential (SBI)	610,254	34,686,837
Essential Properties Realty Trust, Inc.	277,934	6,600,933
Essex Property Trust, Inc.	113,823	24,296,658
Extra Space Storage, Inc.	374,982	48,811,407
Farmland Partners, Inc.	82,365	1,019,679
Federal Realty Investment Trust (SBI)	131,150	12,536,629
First Industrial Realty Trust, Inc.	236,256	11,115,845
Four Corners Property Trust, Inc.	163,112	3,749,945
Franklin Street Properties Corp.	166,446	409,457
Gaming & Leisure Properties	467,709	21,856,042
Getty Realty Corp.	80,751	2,376,502
Gladstone Commercial Corp.	68,755	859,438
Gladstone Land Corp.	56,337	808,436
Global Medical REIT, Inc.	111,695	1,120,301
Global Net Lease, Inc.	341,633	2,999,538
Global Self Storage, Inc.	28,364	129,623
Healthcare Trust of America, Inc.	678,081	10,354,297
Healthpeak Properties, Inc.	970,002	16,800,435
Highwoods Properties, Inc. (SBI)	190,552	3,610,960
Host Hotels & Resorts, Inc.	1,262,937	22,063,509
Hudson Pacific Properties, Inc.	220,958	1,297,023
Independence Realty Trust, Inc.	402,488	5,481,887
Industrial Logistics Properties Trust	114,465	388,036
InvenTrust Properties Corp.	119,127	2,873,343
Invitation Homes, Inc.	1,018,004	33,960,613
Iron Mountain, Inc.	515,751	33,085,427
JBG SMITH Properties	169,767	2,329,203
Kilroy Realty Corp.	189,119	6,237,145
Kimco Realty Corp.	1,102,479	21,299,894
Kite Realty Group Trust	393,667	8,314,247
Lamar Advertising Co. Class A	155,572	15,757,888
LTC Properties, Inc.	74,233	2,421,480
LXP Industrial Trust (REIT)	518,669	4,553,914
Medical Properties Trust, Inc.	1,058,803	5,135,195
Mid-America Apartment Communities, Inc.	207,459	25,824,496
Modiv Industrial, Inc.	11,324	173,484
National Health Investors, Inc.	77,300	4,194,298
National Storage Affiliates Trust	147,243	4,886,995
Net Lease Office Properties	25,281	413,344
NETSTREIT Corp.	124,363	1,912,703
NexPoint Diversified Real Estate Trust	72,288	582,641
NexPoint Residential Trust, Inc.	40,319	1,227,714
NNN (REIT), Inc.	323,600	13,144,632
Office Properties Income Trust	81,752	456,176
Omega Healthcare Investors, Inc.	433,789	13,772,801
One Liberty Properties, Inc.	29,137	595,269
Orion Office (REIT), Inc.	103,850	535,866
Outfront Media, Inc.	264,298	3,232,365
Paramount Group, Inc.	297,476	1,398,137
Park Hotels & Resorts, Inc.	384,863	5,707,518
Peakstone Realty Trust	62,771	1,001,825
Pebblebrook Hotel Trust	214,761	2,738,203
Phillips Edison & Co., Inc.	209,967	7,399,237
Physicians Realty Trust	424,307	4,955,906
Piedmont Office Realty Trust, Inc. Class A	230,955	1,436,540
Plymouth Industrial REIT, Inc.	69,917	1,520,695
Postal Realty Trust, Inc.	34,051	476,714
Potlatch Corp.	141,079	6,467,061
Prologis (REIT), Inc.	1,639,306	188,405,439
Public Storage	280,766	72,651,010
Rayonier, Inc.	244,374	7,497,394
Realty Income Corp.	1,258,907	67,930,622
Regency Centers Corp.	291,478	18,298,989
Retail Opportunity Investments Corp.	232,347	2,990,306
Rexford Industrial Realty, Inc.	367,355	18,081,213
RLJ Lodging Trust	289,104	3,090,522
RPT Realty	148,037	1,720,190
Ryman Hospitality Properties, Inc.	105,591	10,596,057
Sabra Health Care REIT, Inc.	416,937	6,087,280
Safehold, Inc.	80,400	1,583,076
Saul Centers, Inc.	23,778	878,597
SBA Communications Corp. Class A	192,344	47,501,274
Service Properties Trust	298,631	2,135,212
Simon Property Group, Inc.	580,038	72,440,946
SITE Centers Corp.	323,433	4,266,081
SL Green Realty Corp.	116,436	4,258,065
Sotherly Hotels, Inc. (a)	3,503	4,694
Spirit Realty Capital, Inc.	250,965	10,364,855
Stag Industrial, Inc.	321,068	11,510,288
Star Holdings	21,935	268,046
Summit Hotel Properties, Inc.	212,948	1,333,054
Sun Communities, Inc.	220,485	28,517,530
Sunstone Hotel Investors, Inc.	373,097	3,686,198
Tanger Factory Outlet Centers, Inc.	189,061	4,718,963
Terreno Realty Corp.	149,285	8,525,666
The Macerich Co.	388,926	4,460,981
UDR, Inc.	538,477	17,985,132
UMH Properties, Inc.	116,721	1,648,101
Uniti Group, Inc.	431,274	2,384,945
Universal Health Realty Income Trust (SBI)	23,068	919,721
Urban Edge Properties	213,513	3,576,343
Ventas, Inc.	713,971	32,728,431
Veris Residential, Inc.	148,106	2,146,056
VICI Properties, Inc.	1,799,379	53,783,438
Vornado Realty Trust	286,705	6,749,036
Welltower, Inc.	981,908	87,488,003
Weyerhaeuser Co.	1,294,781	40,591,384
Wheeler REIT, Inc. (a)	477	181
Whitestone REIT Class B	85,533	937,442
WP Carey, Inc.	381,055	23,716,863
Xenia Hotels & Resorts, Inc.	195,153	2,382,818
		2,117,822,354
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	564
Altisource Asset Management Corp. (b)	2,386	7,778
Altisource Portfolio Solutions SA (a)(b)	18,462	78,833
American Realty Investments, Inc. (a)(b)	4,842	73,066
American Strategic Investment Co. (a)	2,751	20,633
Amrep Corp. (a)	3,893	63,579
Anywhere Real Estate, Inc. (a)	188,869	1,016,115
CBRE Group, Inc. (a)	548,654	43,321,720
Compass, Inc. (a)	568,448	1,261,955
Comstock Holding Companies, Inc. (a)	1,055	4,737
CoStar Group, Inc. (a)	724,723	60,180,998
Cushman & Wakefield PLC (a)	304,967	2,503,779
Digitalbridge Group, Inc.	255,083	4,402,733
Doma Holdings, Inc. Class A (a)(b)	11,606	71,145
Douglas Elliman, Inc.	122,304	238,493
eXp World Holdings, Inc. (b)	136,696	1,655,389
Fathom Holdings, Inc. (a)	11,335	31,285
Forestar Group, Inc. (a)	32,806	1,001,567
FRP Holdings, Inc. (a)	12,975	715,571
Howard Hughes Holdings, Inc.	58,219	4,279,679
Jones Lang LaSalle, Inc. (a)	84,988	13,217,334
Kennedy-Wilson Holdings, Inc.	215,138	2,441,816
LuxUrban Hotels, Inc. (a)(b)	40,272	178,808
Marcus & Millichap, Inc.	42,520	1,463,113
Maui Land & Pineapple, Inc. (a)	18,097	270,550
Newmark Group, Inc.	214,302	1,763,705
Offerpad Solutions, Inc. (a)	21,017	217,736
Opendoor Technologies, Inc. (a)(b)	1,008,222	3,034,748
Rafael Holdings, Inc. (a)	15,875	28,258
RE/MAX Holdings, Inc.	32,542	299,386
Redfin Corp. (a)(b)	200,416	1,396,900
Safe & Green Development Corp. (b)	1,040	2,028
Seritage Growth Properties (a)(b)	62,696	563,637
Stratus Properties, Inc. (a)	10,221	286,903
Tejon Ranch Co. (a)	40,080	632,863
The RMR Group, Inc.	25,527	608,308
The St. Joe Co.	62,876	3,233,713
Transcontinental Realty Investors, Inc. (a)	901	29,598
Trinity Place Holdings, Inc. (a)	9,882	1,805
Zillow Group, Inc.:
Class A (a)	115,817	4,562,032
Class C (a)	256,797	10,513,269
		165,676,129
TOTAL REAL ESTATE		2,283,498,483
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	101,427	5,627,170
Alliant Energy Corp.	447,008	22,605,195
American Electric Power Co., Inc.	914,601	72,756,510
Avangrid, Inc.	129,645	4,002,141
Constellation Energy Corp.	570,084	69,002,967
Duke Energy Corp.	1,368,785	126,311,480
Edison International	678,688	45,465,309
Entergy Corp.	375,015	38,030,271
Evergy, Inc.	406,939	20,770,167
Eversource Energy	618,748	36,759,819
Exelon Corp.	1,764,093	67,935,221
FirstEnergy Corp.	915,040	33,801,578
Genie Energy Ltd. Class B	38,720	938,960
Hawaiian Electric Industries, Inc.	196,201	2,391,690
IDACORP, Inc.	89,758	8,661,647
MGE Energy, Inc.	65,740	4,848,325
NextEra Energy, Inc.	3,591,620	210,145,686
NRG Energy, Inc.	405,384	19,393,571
OGE Energy Corp.	354,328	12,419,196
Otter Tail Corp.	73,661	5,621,071
PG&E Corp.	3,711,824	63,732,018
Pinnacle West Capital Corp.	201,107	15,070,959
PNM Resources, Inc.	151,375	6,292,659
Portland General Electric Co.	179,059	7,352,163
PPL Corp.	1,306,213	34,118,284
Southern Co.	1,935,258	137,364,613
Via Renewables, Inc. Class A,	4,486	40,823
Xcel Energy, Inc.	979,121	59,569,722
		1,131,029,215
Gas Utilities - 0.1%
Atmos Energy Corp.	263,208	29,955,702
Chesapeake Utilities Corp.	38,336	3,664,922
National Fuel Gas Co.	162,933	8,275,367
New Jersey Resources Corp.	172,368	7,273,930
Northwest Natural Holding Co.	62,399	2,285,051
ONE Gas, Inc. (b)	99,284	5,721,737
RGC Resources, Inc.	11,687	205,107
Southwest Gas Holdings, Inc.	107,355	6,345,754
Spire, Inc.	93,879	5,727,558
UGI Corp.	369,829	8,132,540
		77,587,668
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	117,025	585,125
Clearway Energy, Inc.:
Class A	70,298	1,663,954
Class C	141,817	3,541,170
Montauk Renewables, Inc. (a)(b)	111,265	1,028,089
Ormat Technologies, Inc.	95,274	6,413,846
Spruce Power Holding Corp. (Class A) (a)	24,705	86,715
Sunnova Energy International, Inc. (a)(b)	180,604	2,095,006
The AES Corp.	1,187,935	20,444,361
Vistra Corp.	610,681	21,624,214
		57,482,480
Multi-Utilities - 0.6%
Ameren Corp.	466,614	36,204,580
Avista Corp.	136,169	4,622,938
Black Hills Corp.	117,887	6,081,790
CenterPoint Energy, Inc.	1,115,133	31,524,810
CMS Energy Corp.	518,830	29,448,791
Consolidated Edison, Inc.	613,012	55,238,511
Dominion Energy, Inc.	1,485,776	67,365,084
DTE Energy Co.	366,066	38,111,131
NiSource, Inc.	731,248	18,749,199
NorthWestern Energy Corp.	106,884	5,377,334
Public Service Enterprise Group, Inc.	885,368	55,273,524
Sempra	1,115,867	81,313,228
Unitil Corp.	27,790	1,347,259
WEC Energy Group, Inc.	559,993	46,826,615
		477,484,794
Water Utilities - 0.1%
American States Water Co.	66,803	5,337,560
American Water Works Co., Inc.	344,520	45,421,517
Artesian Resources Corp. Class A	15,316	644,038
Cadiz, Inc. (a)(b)	76,439	208,678
California Water Service Group	100,939	5,104,485
Consolidated Water Co., Inc.	26,959	972,950
Essential Utilities, Inc.	434,332	15,466,563
Global Water Resources, Inc.	17,742	216,452
Middlesex Water Co.	31,491	2,012,275
Pure Cycle Corp. (a)	34,178	341,780
SJW Group	51,752	3,397,001
York Water Co.	25,848	984,292
		80,107,591
TOTAL UTILITIES		1,823,691,748
TOTAL COMMON STOCKS (Cost $44,117,762,291)		78,807,805,611

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $7,902,309)	8,000,000	7,903,194

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	14,991,910	14,994,909
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	620,511,491	620,573,542
TOTAL MONEY MARKET FUNDS (Cost $635,537,866)		635,568,451

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $44,761,204,543)	79,451,277,256
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(496,981,718)
NET ASSETS - 100.0%	78,954,295,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	199	Dec 2023	18,031,390	908,833	908,833
CME E-mini S&P 500 Index Contracts (United States)	532	Dec 2023	121,741,550	5,602,805	5,602,805
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Dec 2023	8,729,840	420,355	420,355

TOTAL FUTURES CONTRACTS					6,931,993
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,251,181.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	57,412,371	3,518,164,403	3,560,581,865	2,890,419	-	-	14,994,909	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	699,383,097	1,908,746,202	1,987,555,757	12,926,556	-	-	620,573,542	2.3%
Total	756,795,468	5,426,910,605	5,548,137,622	15,816,975	-	-	635,568,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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